UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item 1. Reports to Stockholders

Delaware VIP® Trust
Delaware VIP Diversified Income Series
Semiannual report
June 30, 2016

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2016, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP® Diversified Income Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Disclosure of Series expenses

For the six-month period from January 1, 2016 to June 30, 2016 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2016 to June 30, 2016.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/16 to
	1/1/16	6/30/16	Ratio	6/30/16*

Actual Series return†
Standard Class	$1,000.00	$1,050.30	0.67%	$3.42
Service Class	1,000.00	1,049.00	0.92%	4.69

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.53	0.67%	$3.37
Service Class	1,000.00	1,020.29	0.92%	4.62

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Security type / sector allocation

As of June 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage of
Security type / sector	net assets
Agency Asset-Backed Securities	0.01%
Agency Collateralized Mortgage Obligations	2.83%
Agency Commercial Mortgage-Backed Securities	1.38%
Agency Mortgage-Backed Securities	24.89%
Collateralized Debt Obligations	1.59%
Convertible Bonds	1.50%
Corporate Bonds	41.90%
Automotive	0.11%
Banking	7.14%
Basic Industry	2.66%
Brokerage	0.21%
Capital Goods	1.09%
Communications	5.02%
Consumer Cyclical	3.21%
Consumer Non-Cyclical	4.38%
Electric	6.37%
Energy	2.54%
Finance Companies	0.73%
Healthcare	0.82%
Insurance	1.74%
Media	1.04%
Natural Gas	0.18%
Real Estate Investment Trusts	1.15%
Services	0.32%
Technology	1.66%
Transportation	1.27%
Utilities	0.26%
Municipal Bonds	0.72%
Non-Agency Asset-Backed Securities	3.73%
Non-Agency Collateralized Mortgage Obligations	1.09%
Non-Agency Commercial Mortgage-Backed Securities	5.12%
Regional Bonds	0.87%
Senior Secured Loans	7.56%
Sovereign Bonds	2.95%
Supranational Banks	0.83%

Percentage of
Security type / sector	net assets
U.S. Treasury Obligations	1.32%
Common Stock	0.00%
Convertible Preferred Stock	0.26%
Exchange-Traded Fund	0.05%
Preferred Stock	0.50%
Option Purchased	0.01%
Short-Term Investments	11.51%
Total Value of Securities	110.62%
Liabilities Net of Receivables and Other Assets	(10.62%)
Total Net Assets	100.00%

Diversified Income Series-2

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Schedule of investments

June 30, 2016 (Unaudited)

	Principal	Value
	amount°	(U.S. $)

Agency Asset-Backed Securities – 0.01%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.002% 9/26/33 f	241,420	$274,114
Fannie Mae REMIC Trust Series 2002-W11 AV1 0.793% 11/25/32 •	1,222	1,193

Total Agency Asset-Backed Securities (cost $241,586)		275,307

Agency Collateralized Mortgage Obligations – 2.83%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	476	548
Series 2002-T4 A3 7.50% 12/25/41	9,382	11,036
Series 2004-T1 1A2 6.50% 1/25/44	7,563	9,169
Fannie Mae REMIC Trust
Series 2002-W6 2A1 6.247% 6/25/42 •	18,685	22,311
Series 2004-W11 1A2 6.50% 5/25/44	31,297	37,975
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	29,579	33,586
Series 2001-50 BA 7.00% 10/25/41	44,946	52,740
Series 2002-90 A1 6.50% 6/25/42	7,381	8,717
Series 2002-90 A2 6.50% 11/25/42	20,563	23,442
Series 2003-26 AT 5.00% 11/25/32	116,551	117,378
Series 2003-38 MP 5.50% 5/25/23	344,979	377,618
Series 2005-70 PA 5.50% 8/25/35	183,410	209,485
Series 2005-110 MB 5.50% 9/25/35	72,112	77,033
Series 2008-15 SB 6.147% 8/25/36 •S	369,169	81,003
Series 2009-94 AC 5.00% 11/25/39	818,153	904,543
Series 2010-41 PN 4.50% 4/25/40	1,675,000	1,843,970
Series 2010-43 HJ 5.50% 5/25/40	291,320	332,056
Series 2010-96 DC 4.00% 9/25/25	2,148,995	2,287,750
Series 2010-116 Z 4.00% 10/25/40	56,227	60,754
Series 2010-129 SM 5.547% 11/25/40 •S	2,912,551	468,826
Series 2012-98 MI 3.00% 8/25/31 S	3,963,830	374,934
Series 2012-122 SD 5.647% 11/25/42 •S	4,140,035	956,958
Series 2013-31 MI 3.00% 4/25/33 S	5,913,617	716,242
Series 2013-43 IX 4.00% 5/25/43 S	11,155,737	2,352,629
Series 2013-44 DI 3.00% 5/25/33 S	7,841,517	1,084,008
Series 2013-55 AI 3.00% 6/25/33 S	4,567,719	557,848
Series 2014-36 ZE 3.00% 6/25/44	1,693,479	1,724,888
Series 2014-68 BS 5.697% 11/25/44 •S	4,019,063	874,805
Series 2014-90 SA 5.697% 1/25/45 •S	11,368,137	2,504,398
Series 2015-27 SA 5.997% 5/25/45 •S	1,515,353	347,595
Series 2015-44 Z 3.00% 9/25/43	3,425,103	3,506,084

	Principal	Value
	amount°	(U.S. $)

Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	22,846	$25,779
Series 2326 ZQ 6.50% 6/15/31	21,995	25,259
Series 2557 WE 5.00% 1/15/18	146,134	149,416
Series 2809 DC 4.50% 6/15/19	105,269	107,787
Series 3123 HT 5.00% 3/15/26	40,500	44,379
Series 3656 PM 5.00% 4/15/40	1,582,138	1,766,548
Series 4065 DE 3.00% 6/15/32	350,000	376,321
Series 4109 AI 3.00% 7/15/31 S	7,267,179	687,181
Series 4120 IK 3.00% 10/15/32 S	6,081,149	735,717
Series 4146 IA 3.50% 12/15/32 S	3,209,313	454,232
Series 4159 KS 5.708% 1/15/43 •S	2,809,627	689,054
Series 4181 DI 2.50% 3/15/33 S	1,820,620	195,562
Series 4184 GS 5.678% 3/15/43 •S	3,075,829	752,546
Series 4185 LI 3.00% 3/15/33 S	1,914,057	239,076
Series 4191 CI 3.00% 4/15/33 S	808,964	99,015
Series 4342 CI 3.00% 11/15/33 S	1,130,759	115,533
Series 4435 DY 3.00% 2/15/35	2,810,000	2,923,164
Series 4453 DI 3.50% 11/15/33 S	1,498,712	172,012
Series 4592 WT 5.50% 6/15/46	6,480,000	7,218,655
Series 4594 SG 5.656% 6/15/46 •S	7,693,000	2,096,343
Freddie Mac Strips
Series 267 S5 5.558% 8/15/42 •S	3,861,711	897,032
Series 299 S1 5.558% 1/15/43 •S	2,902,869	668,133
Series 326 S2 5.508% 3/15/44 •S	1,917,888	445,560
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN4 M2 2.853% 10/25/24 •	518,431	522,045
Series 2015-DNA3 M2 3.303% 4/25/28 •	1,430,000	1,470,089
Series 2015-HQ2 M2 2.403% 5/25/25 •	1,195,000	1,185,376
Series 2015-HQA1 M2 3.103% 3/25/28 •	1,225,000	1,253,424
Series 2015-HQA2 M2 3.253% 5/25/28 •	1,615,000	1,653,683
Series 2016-DNA1 M2 3.353% 7/25/28 •	1,065,000	1,098,205
Series 2016-DNA3 M2 2.446% 12/25/28 •	640,000	644,263
Series 2016-HQA2 M2 2.703% 11/25/28 •	740,000	744,290
Freddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43 ¿	12,446	15,134
Series T-58 2A 6.50% 9/25/43 ¿	4,836	5,766
GNMA
Series 2010-113 KE 4.50% 9/20/40	4,115,000	4,687,762
Series 2013-113 AZ 3.00% 8/20/43	3,318,058	3,395,026

Diversified Income Series-3

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)

Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2015-133 AL 3.00% 5/20/45	3,715,000	$3,781,509

Total Agency Collateralized Mortgage Obligations (cost $63,642,514)		63,301,205

Agency Commercial Mortgage-Backed Securities – 1.38%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K041 A2 3.171% 10/25/24 ¿	2,760,000	3,006,551
Series K722 A1 2.183% 5/25/22 ¿	1,510,000	1,540,167
FREMF Mortgage Trust
Series 2011-K10 B 144A 4.79% 11/25/49 #•	685,000	744,843
Series 2011-K13 B 144A 4.767% 1/25/48 #•	580,000	632,286
Series 2011-K14 B 144A 5.341% 2/25/47 #•	820,000	917,872
Series 2011-K15 B 144A 5.116% 8/25/44 #•	195,000	215,243
Series 2012-K18 B 144A 4.40% 1/25/45 #•	1,020,000	1,105,182
Series 2012-K22 B 144A 3.811% 8/25/45 #•	1,730,000	1,806,981
Series 2012-K22 C 144A 3.811% 8/25/45 #•	1,310,000	1,301,189
Series 2012-K23 C 144A 3.782% 10/25/45 #•	525,000	519,689
Series 2012-K708 B 144A 3.883% 2/25/45 #•	1,795,000	1,854,690
Series 2012-K708 C 144A 3.883% 2/25/45 #•	530,000	529,623
Series 2013-K25 C 144A 3.743% 11/25/45 #•	1,480,000	1,400,418
Series 2013-K30 C 144A 3.668% 6/25/45 #•	1,560,000	1,440,460
Series 2013-K31 C 144A 3.741% 7/25/46 #•	2,482,000	2,353,321
Series 2013-K33 B 144A 3.618% 8/25/46 #•	1,315,000	1,342,019
Series 2013-K35 C 144A 4.077% 8/25/23 #•	350,000	341,837
Series 2013-K712 B 144A 3.484% 5/25/45 #•	2,170,000	2,220,456
Series 2013-K713 B 144A 3.274% 4/25/46 #•	1,255,000	1,275,473
Series 2013-K713 C 144A 3.274% 4/25/46 #•	2,640,000	2,625,283

	Principal	Value
	amount°	(U.S. $)

Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2014-K716 C 144A 4.084% 8/25/47 #•	3,715,000	$3,670,876

Total Agency Commercial Mortgage-Backed Securities (cost $30,798,535)		30,844,459

Agency Mortgage-Backed Securities – 24.89%
Fannie Mae ARM
2.413% 5/1/43 •	1,060,069	1,093,828
2.446% 6/1/37 •	4,021	4,273
2.553% 6/1/43 •	368,590	381,229
2.593% 8/1/35 •	20,180	21,321
2.90% 4/1/44 •	599,981	625,829
2.913% 7/1/45 •	638,792	663,664
2.966% 4/1/46 •	100,084	104,553
3.212% 4/1/44 •	1,150,300	1,205,161
3.237% 3/1/44 •	1,499,002	1,579,896
3.276% 9/1/43 •	911,115	958,497
6.10% 8/1/37 •	53,862	53,835
Fannie Mae Relocation 30 yr
5.00% 11/1/33	867	946
5.00% 11/1/34	2,922	3,187
5.00% 4/1/35	4,747	5,119
5.00% 10/1/35	15,971	17,569
5.00% 1/1/36	14,503	15,912
5.00% 2/1/36	8,868	9,605
Fannie Mae S.F. 15 yr
2.50% 5/1/31	2,437,887	2,528,598
3.00% 11/1/26	3,565,047	3,765,308
3.00% 9/1/30	1,810,833	1,904,967
3.00% 12/1/30	2,179,668	2,299,399
3.00% 2/1/31	734,954	773,479
3.00% 3/1/31	2,289,750	2,406,282
3.50% 7/1/26	682,754	724,178
3.50% 12/1/28	303,596	324,657
4.00% 11/1/25	1,936,916	2,064,874
4.00% 12/1/26	730,719	778,825
4.00% 1/1/27	5,551,369	5,918,036
4.00% 5/1/27	1,665,630	1,775,630
4.00% 8/1/27	953,813	1,016,488
Fannie Mae S.F. 20 yr
3.00% 8/1/33	477,211	503,062
3.00% 1/1/36	4,565,655	4,791,549
3.00% 5/1/36	5,028,124	5,276,712
Fannie Mae S.F. 30 yr
4.00% 5/1/43	38,803	42,249
4.00% 8/1/43	415,068	449,689
4.00% 7/1/44	2,560,722	2,788,681
4.50% 7/1/36	346,216	379,174
4.50% 6/1/38	1,314,547	1,443,459

Diversified Income Series-4

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 4/1/39	1,373,110	$1,498,157
4.50% 6/1/39	1,300,878	1,420,708
4.50% 9/1/39	340,513	372,471
4.50% 11/1/39	1,075,692	1,197,142
4.50% 1/1/40	16,118,214	17,827,278
4.50% 4/1/40	2,189,814	2,427,505
4.50% 6/1/40	1,181,120	1,311,958
4.50% 8/1/40	368,191	405,551
4.50% 9/1/40	1,735,177	1,902,262
4.50% 11/1/40	790,527	866,512
4.50% 2/1/41	4,534,949	4,966,096
4.50% 3/1/41	1,009,006	1,106,112
4.50% 4/1/41	2,079,824	2,274,776
4.50% 7/1/41	3,711,239	4,115,715
4.50% 8/1/41	695,207	775,167
4.50% 10/1/41	1,741,646	1,909,730
4.50% 12/1/41	2,865,828	3,140,386
4.50% 1/1/42	11,240,220	12,322,101
4.50% 4/1/42	325,315	356,441
4.50% 8/1/42	18,099,796	20,006,464
4.50% 9/1/42	12,767,510	13,973,064
4.50% 1/1/43	1,811,157	1,983,648
4.50% 9/1/43	1,494,233	1,636,736
4.50% 10/1/43	8,404,755	9,302,708
4.50% 11/1/43	1,426,184	1,557,510
4.50% 2/1/44	299,738	328,285
4.50% 4/1/44	3,207,988	3,499,333
4.50% 5/1/44	966,344	1,054,116
4.50% 6/1/44	8,158,056	8,928,391
4.50% 8/1/44	484,199	529,757
4.50% 10/1/44	7,027,994	7,699,145
4.50% 12/1/44	1,031,451	1,128,597
4.50% 1/1/45	9,858,732	10,770,299
4.50% 2/1/45	3,841,813	4,196,789
4.50% 3/1/46	1,854,771	2,046,915
5.00% 3/1/34	792,559	884,865
5.00% 2/1/35	308,289	344,110
5.00% 4/1/35	13,285	14,803
5.00% 10/1/35	857,813	954,877
5.00% 11/1/35	391,530	435,607
5.00% 2/1/37	31,526	35,164
5.00% 4/1/37	219,366	243,529
5.00% 8/1/37	631,266	703,466
5.00% 12/1/39	557,944	626,522
5.00% 1/1/40	123,041	138,486
5.00% 11/1/44	7,155,310	7,974,515
5.50% 12/1/32	45,013	51,053
5.50% 2/1/33	519,805	588,478
5.50% 6/1/33	355,376	403,007
5.50% 4/1/34	217,200	246,319

	Principal	Value
	amount°	(U.S. $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 7/1/34	65,203	$74,011
5.50% 8/1/34	33,273	37,796
5.50% 9/1/34	792,762	900,280
5.50% 11/1/34	227,975	258,550
5.50% 12/1/34	245,657	279,085
5.50% 1/1/35	581,121	660,047
5.50% 3/1/35	130,822	148,425
5.50% 5/1/35	765,306	869,028
5.50% 6/1/35	151,593	170,156
5.50% 8/1/35	32,046	36,371
5.50% 11/1/35	126,584	143,795
5.50% 1/1/36	1,046,856	1,187,393
5.50% 4/1/36	1,205,549	1,362,314
5.50% 7/1/36	1,140,134	1,294,995
5.50% 9/1/36	2,650,719	3,005,822
5.50% 10/1/36	479,180	554,700
5.50% 11/1/36	193,560	218,027
5.50% 1/1/37	864,484	973,108
5.50% 2/1/37	13,465	15,168
5.50% 4/1/37	1,645,525	1,852,527
5.50% 8/1/37	1,193,005	1,353,282
5.50% 9/1/37	998,273	1,122,476
5.50% 1/1/38	88,494	101,481
5.50% 2/1/38	652,269	737,767
5.50% 3/1/38	434,467	493,553
5.50% 6/1/38	1,944,946	2,188,407
5.50% 7/1/38	339,579	382,107
5.50% 9/1/38	812,833	921,452
5.50% 12/1/38	838,851	970,843
5.50% 1/1/39	3,119,074	3,540,911
5.50% 2/1/39	2,921,040	3,311,201
5.50% 6/1/39	977,053	1,106,753
5.50% 10/1/39	1,976,908	2,225,248
5.50% 12/1/39	9,200	10,369
5.50% 3/1/40	3,618,867	4,109,882
5.50% 7/1/40	1,595,170	1,806,432
5.50% 3/1/41	5,893,904	6,684,718
5.50% 6/1/41	2,472,789	2,805,737
5.50% 9/1/41	10,230,125	11,542,585
6.00% 3/1/29	589	680
6.00% 6/1/30	2,194	2,529
6.00% 4/1/35	3,320	3,822
6.00% 1/1/36	2,299	2,628
6.00% 6/1/36	77,763	89,151
6.00% 9/1/36	804,648	928,396
6.00% 11/1/36	10,408	11,889
6.00% 12/1/36	234,284	269,245
6.00% 2/1/37	264,914	303,184
6.00% 3/1/37	293,009	335,711
6.00% 5/1/37	609,980	697,702

Diversified Income Series-5

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 6/1/37	48,862	$56,349
6.00% 7/1/37	1,064,586	1,234,235
6.00% 8/1/37	344,292	394,530
6.00% 9/1/37	86,293	98,687
6.00% 11/1/37	24,342	27,813
6.00% 5/1/38	2,049,626	2,355,731
6.00% 8/1/38	157,472	179,820
6.00% 9/1/38	249,935	285,957
6.00% 10/1/38	112,407	128,778
6.00% 11/1/38	204,122	235,210
6.00% 1/1/39	385,516	441,724
6.00% 7/1/39	14,469	16,522
6.00% 9/1/39	3,138,635	3,591,533
6.00% 10/1/39	3,169,820	3,678,840
6.00% 3/1/40	347,349	397,661
6.00% 7/1/40	1,380,978	1,577,413
6.00% 9/1/40	302,477	346,443
6.00% 11/1/40	138,096	160,253
6.00% 5/1/41	4,243,156	4,858,196
6.00% 6/1/41	1,510,034	1,727,331
6.00% 7/1/41	7,083,682	8,123,996
6.50% 2/1/36	193,380	236,486
6.50% 3/1/37	292,382	360,895
7.50% 3/1/32	184	205
7.50% 4/1/32	819	967
Fannie Mae S.F. 30 yr TBA
3.00% 8/1/46	181,054,000	187,553,513
4.50% 8/1/46	10,845,000	11,831,161
Freddie Mac ARM
2.495% 1/1/44 •	2,559,084	2,653,298
2.51% 8/1/37 •	2,670	2,821
2.57% 2/1/37 •	161,908	170,883
2.574% 10/1/37 •	1,214	1,284
2.592% 12/1/33 •	24,434	25,878
2.65% 10/1/37 •	12,548	13,204
2.768% 10/1/45 •	764,576	790,861
2.826% 9/1/45 •	4,848,669	5,035,250
2.944% 10/1/45 •	1,274,174	1,329,105
2.951% 11/1/44 •	451,140	468,413
3.107% 3/1/46 •	1,698,757	1,775,953
3.206% 6/1/37 •	237,733	253,175
Freddie Mac Relocation 30 yr 5.00% 9/1/33	4,524	4,954
Freddie Mac S.F. 15 yr 3.50% 10/1/26	243,906	258,237
Freddie Mac S.F. 20 yr 3.00% 6/1/36	849,233	890,288
Freddie Mac S.F. 30 yr
4.50% 10/1/35	266,806	291,897
4.50% 4/1/39	211,191	233,819
4.50% 10/1/39	598,163	655,823

	Principal	Value
	amount°	(U.S. $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
4.50% 5/1/40	3,885,540	$4,333,985
4.50% 3/1/41	1,332,182	1,462,975
4.50% 4/1/41	2,914,415	3,200,829
4.50% 7/1/42	1,960,628	2,159,349
4.50% 8/1/44	2,845,943	3,140,766
4.50% 7/1/45	3,586,631	3,937,151
5.00% 3/1/34	11,688	13,192
5.00% 6/1/36	1,977,465	2,195,757
5.50% 3/1/34	99,727	112,519
5.50% 12/1/34	91,774	103,701
5.50% 6/1/36	55,583	62,559
5.50% 11/1/36	105,692	118,195
5.50% 12/1/36	25,940	29,124
5.50% 9/1/37	121,696	136,546
5.50% 4/1/38	436,836	490,989
5.50% 6/1/38	67,432	75,863
5.50% 7/1/38	438,900	493,849
5.50% 6/1/39	454,590	510,414
5.50% 3/1/40	301,793	338,228
5.50% 8/1/40	221,021	247,533
5.50% 1/1/41	299,293	336,345
5.50% 6/1/41	5,150,128	5,792,067
6.00% 2/1/36	464,314	533,117
6.00% 3/1/36	296,420	341,874
6.00% 1/1/38	119,015	135,852
6.00% 6/1/38	320,463	365,610
6.00% 8/1/38	524,848	608,827
6.00% 5/1/40	691,307	791,606
6.00% 7/1/40	1,536,997	1,760,566
6.50% 8/1/38	70,566	81,064
6.50% 4/1/39	489,884	562,769
GNMA I S.F. 30 yr 7.00% 12/15/34	134,265	163,647
GNMA II S.F. 30 yr
5.50% 5/20/37	591,677	660,057
5.50% 4/20/40	611,951	671,107
6.00% 2/20/39	947,938	1,080,258
6.00% 4/20/46	952,895	1,097,478

Total Agency Mortgage-Backed Securities (cost $549,850,094)		556,185,245

Collateralized Debt Obligations – 1.59%
Avery Point III CLO Series 2013-3A A 144A 2.033% 1/18/25 #•	2,200,000	2,178,381
Benefit Street Partners CLO IV Series 2014-IVA A1A 144A 2.124% 7/20/26 #•	5,900,000	5,862,977

Diversified Income Series-6

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)

Collateralized Debt Obligations (continued)
BlueMountain CLO
Series 2014-3A A1 144A 2.108% 10/15/26 #•	1,270,000	$1,268,091
Series 2014-4A A1 144A 2.174% 11/30/26 #•	3,800,000	3,781,730
Carlyle Global Market Strategies CLO Series 2014-2A A 144A 2.096% 5/15/25 #•	2,750,000	2,736,739
Cedar Funding III CLO Series 2014-3A A1 144A 2.166% 5/20/26 #•	2,420,000	2,414,799
Cent CLO
Series 2013-20A A 144A 2.118% 1/25/26 #•	667,000	661,470
Series 2014-21A A1B 144A 2.024% 7/27/26 #•	2,200,000	2,164,173
Magnetite IX Series 2014-9A A1 144A 2.058% 7/25/26 #•	6,040,000	6,030,910
Neuberger Berman CLO XVII Series 2014-17A A 144A 2.107% 8/4/25 #•	2,150,000	2,143,073
Neuberger Berman CLO XIX Series 2015-19A A1 144A 2.048% 7/15/27 #•	3,300,000	3,281,018
Shackleton CLO Series 2014-5A A 144A 2.132% 5/7/26 #•	2,985,000	2,960,607

Total Collateralized Debt Obligations (cost $35,546,437)		35,483,968

Convertible Bonds – 1.50%
Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18 @	1,504,000	1,459,820
Atlas Air Worldwide Holdings 2.25% exercise price $74.05, maturity date 6/1/22	449,000	437,494
BGC Partners 4.50% exercise price $9.84, maturity date 7/15/16	885,000	888,319
BioMarin Pharmaceutical 1.50% exercise price $94.15, maturity date 10/15/20	485,000	563,206
Blackstone Mortgage Trust 5.25% exercise price $28.36, maturity date 12/1/18	1,497,000	1,592,434
Blucora 4.25% exercise price $21.66, maturity date 4/1/19	652,000	603,100
Brookdale Senior Living 2.75% exercise price $29.33, maturity date 6/15/18	1,076,000	1,055,153

	Principal	Value
	amount°	(U.S. $)

Convertible Bonds (continued)
Cardtronics 1.00% exercise price $52.35, maturity date 12/1/20	1,276,000	$1,285,570
Cemex 3.72% exercise price $11.45, maturity date 3/15/20	874,000	818,829
Chart Industries 2.00% exercise price $69.03, maturity date 8/1/18 @	1,314,000	1,229,411
Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18 #	632,000	740,625
Clearwire Communications 144A 8.25% exercise price $7.08, maturity date 12/1/40 #	855,000	869,963
GAIN Capital Holdings 4.125% exercise price $12.00, maturity date 12/1/18 @	699,000	643,954
General Cable 4.50% exercise price $32.36, maturity date 11/15/29 @f	1,272,000	733,785
HealthSouth 2.00% exercise price $37.59, maturity date 12/1/43	1,016,000	1,190,625
Helix Energy Solutions Group 3.25% exercise price $25.02, maturity date 3/15/32	925,000	824,406
Hologic 2.00% exercise price $31.18, maturity date 3/1/42 f	611,000	785,135
Infinera 1.75% exercise price $12.58, maturity date 6/1/18	789,000	916,226
Intel 3.25% exercise price $21.18, maturity date 8/1/39	298,000	484,996
Jefferies Group 3.875% exercise price $44.19, maturity date 11/1/29	1,055,000	1,072,144
Knowles 144A 3.25% exercise price $18.43, maturity date 11/1/21 #	234,000	239,558
Liberty Interactive 144A 1.00% exercise price $64.18, maturity date 9/30/43 #	1,228,000	1,072,198
Meritor 4.00% exercise price $26.73, maturity date 2/15/27 f	1,509,000	1,454,299
Microchip Technology 1.625% exercise price $65.56, maturity date 2/15/25	531,000	590,406
Micron Technology 3.00% exercise price $29.16, maturity date 11/15/43	698,000	536,588
New Mountain Finance 5.00% exercise price $15.93, maturity date 6/15/19 @	205,000	202,181
Novellus Systems 2.625% exercise price $34.11, maturity date 5/15/41	648,000	1,613,520
NuVasive 144A 2.25% exercise price $59.82, maturity date 3/15/21 #	374,000	444,593
NXP Semiconductors 1.00% exercise price $102.84, maturity date 12/1/19	616,000	672,595
PROS Holdings 2.00% exercise price $33.79, maturity date 12/1/19	1,429,000	1,282,528
Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18 @	1,089,000	1,010,728

Diversified Income Series-7

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)

Convertible Bonds (continued)
Spirit Realty Capital 3.75% exercise price $13.10, maturity date 5/15/21 @		1,129,000	$1,264,486
Synchronoss Technologies 0.75% exercise price $53.17, maturity date 8/15/19		1,062,000	1,056,026
Titan Machinery 3.75% exercise price $43.17, maturity date 5/1/19 @		218,000	177,670
TPG Specialty Lending 4.50% exercise price $25.83, maturity date 12/15/19 @		792,000	808,830
Vector Group 1.75% exercise price $24.64, maturity date 4/15/20 •		1,020,000	1,136,025
Vector Group 2.50% exercise price $15.98, maturity date 1/15/19 •		408,000	593,532
VEREIT 3.75% exercise price $14.99, maturity date 12/15/20 @		1,303,000	1,295,677

Total Convertible Bonds (cost $33,496,697)			33,646,635

Corporate Bonds – 41.90%
Automotive – 0.11%
American Axle & Manufacturing 6.25% 3/15/21		1,156,000	1,203,685
Lear 5.25% 1/15/25		1,175,000	1,238,156

			2,441,841

Banking – 7.14%
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #		1,820,000	1,879,969
Bank Nederlandse Gemeenten
144A 1.625% 4/19/21 #		2,932,000	2,977,091
5.25% 5/20/24	AUD	759,000	666,200
Bank of America 4.45% 3/3/26		11,915,000	12,486,813
Bank of New York Mellon
2.15% 2/24/20		535,000	545,692
2.50% 4/15/21		4,330,000	4,489,807
2.80% 5/4/26		780,000	810,074
Barclays 4.375% 1/12/26		2,690,000	2,725,373
BB&T 2.05% 5/10/21		3,960,000	4,020,738
BBVA Bancomer 144A 7.25% 4/22/20 #		765,000	847,237
Branch Banking & Trust 3.625% 9/16/25		365,000	393,398
Citizens Bank 2.55% 5/13/21		840,000	849,059
Citizens Financial Group 4.30% 12/3/25		2,050,000	2,161,883
Compass Bank 3.875% 4/10/25		2,280,000	2,191,956
Cooperatieve Rabobank
2.50% 9/4/20	NOK	5,290,000	664,095
2.50% 1/19/21		1,190,000	1,220,552
Credit Suisse Group 144A 6.25% 12/29/49 #•		2,270,000	2,146,374
Credit Suisse Group Funding Guernsey
144A 3.125% 12/10/20 #		1,985,000	1,984,015

	Principal		Value
	amount°		(U.S. $)

Corporate Bonds (continued)
Banking (continued)
Credit Suisse Group Funding Guernsey
144A 3.80% 6/9/23 #		3,205,000	$3,201,606
144A 4.55% 4/17/26 #		4,755,000	4,942,466
Export Credit Bank of Turkey 144A 5.375% 2/8/21 #		1,895,000	1,985,031
Export-Import Bank of Korea
2.125% 2/11/21		1,455,000	1,469,957
144A 2.711% 12/5/19 #	CAD	210,000	168,571
144A 3.00% 5/22/18 #	NOK	1,100,000	135,223
Fifth Third Bancorp 2.875% 7/27/20		975,000	1,018,543
Fifth Third Bank
2.25% 6/14/21		1,530,000	1,554,934
3.85% 3/15/26		2,240,000	2,357,096
Goldman Sachs Group
3.295% 8/21/19 •	AUD	550,000	408,869
3.55% 2/12/21	CAD	400,000	326,784
5.20% 12/17/19	NZD	612,000	457,245
HSBC Holdings 6.875% 12/29/49 •		1,250,000	1,246,875
ICICI Bank 144A 4.00% 3/18/26 #		2,230,000	2,269,950
Industrial & Commercial Bank of China 2.635% 5/26/21		2,340,000	2,362,925
JPMorgan Chase
1.264% 1/28/19 •		1,124,000	1,122,496
3.20% 6/15/26		2,145,000	2,207,441
3.50% 12/18/26	GBP	264,000	379,392
4.25% 11/2/18	NZD	1,840,000	1,339,303
4.25% 10/1/27		7,475,000	7,926,535
KeyBank
3.30% 6/1/25		940,000	992,263
3.40% 5/20/26		2,730,000	2,777,827
6.95% 2/1/28		4,255,000	5,516,105
KFW 1.50% 6/15/21		2,270,000	2,300,073
Lloyds Banking Group 3.10% 7/6/21		525,000	524,612
Morgan Stanley
1.488% 1/24/19 •		1,126,000	1,124,563
2.50% 4/21/21		680,000	687,886
3.125% 8/5/21	CAD	972,000	782,423
3.875% 1/27/26		3,715,000	3,951,701
3.95% 4/23/27		340,000	344,594
5.00% 9/30/21	AUD	1,087,000	878,515
National City Bank 1.052% 6/7/17 •		1,905,000	1,902,352
PNC Bank
1.85% 7/20/18		700,000	707,949
2.45% 11/5/20		250,000	257,025
2.60% 7/21/20		705,000	730,474
6.875% 4/1/18		5,710,000	6,236,211
RBC USA Holdco 5.25% 9/15/20		2,075,000	2,345,920
Santander UK Group Holdings
2.875% 10/16/20		1,000,000	994,274
3.125% 1/8/21		1,035,000	1,038,602
State Street
2.55% 8/18/20		2,245,000	2,331,024

Diversified Income Series-8

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)

Corporate Bonds (continued)
Banking (continued)
State Street
3.10% 5/15/23		1,360,000	$1,408,241
3.55% 8/18/25		2,510,000	2,732,750
SunTrust Bank 3.30% 5/15/26		1,245,000	1,257,743
SunTrust Banks
2.35% 11/1/18		685,000	696,050
2.90% 3/3/21		1,390,000	1,440,718
SVB Financial Group 3.50% 1/29/25		1,350,000	1,348,362
Swedbank 144A 2.65% 3/10/21 #		2,585,000	2,674,769
Toronto-Dominion Bank
2.125% 4/7/21		1,755,000	1,787,236
2.50% 12/14/20		2,515,000	2,603,040
Turkiye Is Bankasi 144A 5.375% 10/6/21 #		1,350,000	1,396,409
U.S. Bancorp
2.35% 1/29/21		2,295,000	2,370,531
3.10% 4/27/26		195,000	203,084
3.60% 9/11/24		2,640,000	2,846,746
UBS Group Funding Jersey
144A 3.00% 4/15/21 #		965,000	985,342
144A 4.125% 9/24/25 #		2,265,000	2,352,277
144A 4.125% 4/15/26 #		2,675,000	2,785,665
USB Capital IX 3.50% 10/29/49 @•		7,185,000	5,882,719
Wells Fargo
3.50% 9/12/29	GBP	654,000	946,978
4.30% 7/22/27		720,000	778,439
4.40% 6/14/46		2,680,000	2,737,272
Woori Bank 144A 4.75% 4/30/24 #		1,550,000	1,634,895
Zions Bancorporation 4.50% 6/13/23		2,150,000	2,281,913

			159,517,140

Basic Industry – 2.66%
Ardagh Packaging Finance 144A 4.625% 5/15/23 #		645,000	638,550
BHP Billiton Finance
3.00% 3/30/20	AUD	630,000	467,841
3.25% 9/25/24	GBP	325,000	454,865
BHP Billiton Finance USA 144A 6.25% 10/19/75 #•		1,430,000	1,509,365
CF Industries 6.875% 5/1/18		3,830,000	4,163,038
Dow Chemical 8.55% 5/15/19		9,161,000	10,881,500
Eastman Chemical
3.80% 3/15/25		1,360,000	1,439,958
4.65% 10/15/44		5,225,000	5,365,239
Georgia-Pacific 8.00% 1/15/24		5,210,000	6,970,522
Gerdau Trade 144A 4.75% 4/15/23 #		705,000	608,063
GTL Trade Finance 144A 5.893% 4/29/24 #		565,000	500,985
International Paper 5.15% 5/15/46		2,305,000	2,496,287
INVISTA Finance 144A 4.25% 10/15/19 #		2,465,000	2,415,700
Lundin Mining 144A 7.50% 11/1/20 #		1,195,000	1,224,875

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)
Basic Industry (continued)
Methanex 4.25% 12/1/24	1,515,000	$1,354,321
MMC Norilsk Nickel
144A 5.55% 10/28/20 #	962,000	1,022,623
144A 6.625% 10/14/22 #	1,095,000	1,217,084
NOVA Chemicals 144A 5.00% 5/1/25 #	3,039,000	3,016,208
OCP
144A 4.50% 10/22/25 #	2,125,000	2,084,413
144A 6.875% 4/25/44 #	640,000	677,411
PolyOne 5.25% 3/15/23	812,000	822,150
PPG Industries 2.30% 11/15/19	1,770,000	1,785,615
Rio Tinto Finance USA 3.75% 6/15/25	3,005,000	3,149,426
Southern Copper 5.875% 4/23/45	1,260,000	1,192,591
Suzano Trading 144A 5.875% 1/23/21 #	1,505,000	1,574,606
Vale Overseas 5.875% 6/10/21	1,970,000	1,977,388
WR Grace 144A 5.125% 10/1/21 #	345,000	355,350

		59,365,974

Brokerage – 0.21%
Affiliated Managers Group 3.50% 8/1/25	2,115,000	2,116,851
Jefferies Group
6.45% 6/8/27	893,000	993,960
6.50% 1/20/43	585,000	582,689
Lazard Group 6.85% 6/15/17	878,000	918,385

		4,611,885

Capital Goods – 1.09%
ANZ New Zealand International 144A 2.60% 9/23/19 #	500,000	511,841
Ball
5.00% 3/15/22	430,000	458,595
5.25% 7/1/25	1,610,000	1,684,463
Cemex
144A 7.25% 1/15/21 #	1,675,000	1,771,647
144A 7.75% 4/16/26 #	735,000	772,926
Cia Brasileira de Aluminio 144A 6.75% 4/5/21 #	1,525,000	1,586,000
Fortune Brands Home & Security 3.00% 6/15/20	1,310,000	1,354,460
General Electric 144A 3.80% 6/18/19 #	1,555,000	1,671,070
General Electric Capital
2.10% 12/11/19	795,000	820,576
5.55% 5/4/20	1,295,000	1,493,974
6.00% 8/7/19	2,675,000	3,065,587
Lockheed Martin 3.55% 1/15/26	1,610,000	1,752,343
Masco 3.50% 4/1/21	2,785,000	2,855,461
Owens-Brockway Glass Container 144A 5.875% 8/15/23 #	1,450,000	1,525,828
Union Andina de Cementos 144A 5.875% 10/30/21 #	1,845,000	1,874,520
Waste Management 2.40% 5/15/23	1,160,000	1,178,548

		24,377,839

Diversified Income Series-9

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)

Corporate Bonds (continued)
Communications – 5.02%
21st Century Fox America 4.95% 10/15/45		3,090,000	$3,532,621
Altice U.S. Finance I
144A 5.375% 7/15/23 #		1,275,000	1,270,219
144A 5.50% 5/15/26 #		1,200,000	1,203,000
America Movil 5.00% 3/30/20		1,630,000	1,809,184
American Tower
2.80% 6/1/20		815,000	834,765
4.00% 6/1/25		3,010,000	3,206,905
4.40% 2/15/26		205,000	222,998
American Tower Trust I 144A 3.07% 3/15/23 #		2,430,000	2,500,762
AT&T
3.60% 2/17/23		1,855,000	1,937,878
4.125% 2/17/26		3,765,000	4,052,386
5.65% 2/15/47		3,860,000	4,437,580
Bell Canada 3.35% 3/22/23	CAD	773,000	633,167
CC Holdings GS V 3.849% 4/15/23		1,710,000	1,826,726
CenturyLink 5.80% 3/15/22		3,230,000	3,148,249
Charter Communications Operating 144A 4.908% 7/23/25 #		7,145,000	7,825,711
Colombia Telecomunicaciones 144A 5.375% 9/27/22 #		1,600,000	1,516,000
Columbus International 144A 7.375% 3/30/21 #		1,395,000	1,478,351
Comcast 3.15% 3/1/26		9,600,000	10,230,643
Crown Castle International 5.25% 1/15/23		2,190,000	2,465,524
Crown Castle Towers 144A 4.883% 8/15/20 #		9,630,000	10,509,048
Deutsche Telekom International Finance 6.50% 4/8/22	GBP	416,000	700,939
Digicel 144A 6.00% 4/15/21 #		480,000	413,856
Digicel Group 144A 8.25% 9/30/20 #		2,005,000	1,684,200
Equinix 5.375% 4/1/23		2,331,000	2,418,413
Frontier Communications 8.875% 9/15/20		1,865,000	1,997,881
Grupo Televisa 6.125% 1/31/46		1,200,000	1,331,124
GTH Finance 144A 7.25% 4/26/23 #		1,080,000	1,128,600
GTP Acquisition Partners I 144A 2.35% 6/15/20 #		1,095,000	1,094,025
Level 3 Financing 5.375% 5/1/25		2,839,000	2,828,354
Millicom International Cellular
144A 6.00% 3/15/25 #		590,000	577,463
144A 6.625% 10/15/21 #		1,760,000	1,813,592
Myriad International Holdings 144A 5.50% 7/21/25 #		1,590,000	1,656,780
Omnicom Group 3.60% 4/15/26		430,000	453,804
Ooredoo International Finance 144A 3.75% 6/22/26 #		1,335,000	1,353,356

	Principal		Value
	amount°		(U.S. $)

Corporate Bonds (continued)
Communications (continued)
SBA Tower Trust
144A 2.24% 4/16/18 #		1,800,000	$1,805,769
144A 2.898% 10/15/19 #		1,300,000	1,318,051
Sky 144A 3.75% 9/16/24 #		7,825,000	8,144,072
Sprint Communications
144A 7.00% 3/1/20 #		605,000	636,454
144A 9.00% 11/15/18 #		1,795,000	1,918,406
Time Warner 2.95% 7/15/26		720,000	726,965
T-Mobile USA 6.125% 1/15/22		1,359,000	1,430,348
UPCB Finance IV 144A 5.375% 1/15/25 #		1,198,000	1,192,010
Verizon Communications
3.25% 2/17/26	EUR	971,000	1,286,980
4.862% 8/21/46		2,817,000	3,091,866
Vimpel Communications 144A 7.748% 2/2/21 #		1,118,000	1,239,243
Virgin Media Secured Finance 144A 5.25% 1/15/26 #		2,805,000	2,727,863
WPP Finance 2010 5.625% 11/15/43		780,000	899,419
Zayo Group 6.00% 4/1/23		1,715,000	1,749,300

			112,260,850

Consumer Cyclical – 3.21%
Aramark Services
144A 4.75% 6/1/26 #		2,690,000	2,642,925
144A 5.125% 1/15/24 #		2,310,000	2,361,975
BMW U.S. Capital
144A 2.00% 4/11/21 #		3,030,000	3,071,384
144A 2.80% 4/11/26 #		3,260,000	3,348,101
Cencosud 144A 5.15% 2/12/25 #		2,085,000	2,144,391
CVS Health
2.125% 6/1/21		725,000	734,753
3.875% 7/20/25		1,625,000	1,790,820
Daimler 2.75% 12/10/18	NOK	5,560,000	688,958
Ford Motor Credit
3.096% 5/4/23		2,145,000	2,178,295
3.336% 3/18/21		340,000	353,006
General Motors 6.75% 4/1/46		290,000	345,196
General Motors Financial
3.45% 4/10/22		2,805,000	2,806,655
3.70% 5/9/23		1,805,000	1,817,043
4.375% 9/25/21		870,000	919,138
5.25% 3/1/26		1,045,000	1,138,129
Goodyear Tire & Rubber 5.00% 5/31/26		1,565,000	1,598,256
Hanesbrands 144A 4.875% 5/15/26 #		2,515,000	2,536,629
Home Depot 3.00% 4/1/26		1,120,000	1,191,783
Hyundai Capital America
144A 2.125% 10/2/17 #		1,570,000	1,580,260
144A 2.55% 2/6/19 #		685,000	696,742
144A 3.00% 3/18/21 #		965,000	1,000,678
JD.com 3.125% 4/29/21		1,105,000	1,086,195

Diversified Income Series-10

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
KFC Holding
144A 5.00% 6/1/24 #		788,000	$803,760
144A 5.25% 6/1/26 #		736,000	756,240
L Brands 6.75% 7/1/36		1,345,000	1,350,878
Lowe’s
2.50% 4/15/26		2,340,000	2,386,323
3.70% 4/15/46		3,605,000	3,716,607
Marriott International 3.125% 6/15/26		2,565,000	2,601,574
MGM Resorts International 6.00% 3/15/23		2,830,000	2,992,725
Nemak 144A 5.50% 2/28/23 #		1,560,000	1,622,400
O’Reilly Automotive 3.55% 3/15/26		1,110,000	1,166,153
Priceline Group 3.60% 6/1/26		2,000,000	2,069,806
Sally Holdings 5.75% 6/1/22		47,000	48,939
Starbucks 2.45% 6/15/26		1,320,000	1,342,229
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25 @		2,230,000	2,325,973
4.50% 10/1/34 @		410,000	419,550
Target 3.625% 4/15/46		1,295,000	1,326,176
Tempur Sealy International 144A 5.50% 6/15/26 #		800,000	788,000
Toyota Credit Canada 2.05% 5/20/20	CAD	400,000	314,795
Toyota Finance Australia
2.25% 8/31/16	NOK	1,230,000	147,168
3.04% 12/20/16	NZD	2,070,000	1,475,030
Toyota Motor Credit 2.80% 7/13/22		755,000	794,721
Walgreens Boots Alliance
3.10% 6/1/23		4,480,000	4,569,860
3.45% 6/1/26		2,005,000	2,062,429
4.80% 11/18/44		645,000	696,630

			71,809,278

Consumer Non-Cyclical – 4.38%
AbbVie
3.20% 5/14/26		1,655,000	1,679,933
4.30% 5/14/36		1,345,000	1,376,339
4.45% 5/14/46		2,000,000	2,036,420
Amgen 4.00% 9/13/29	GBP	341,000	516,689
Anheuser-Busch InBev Finance 3.65% 2/1/26		13,150,000	14,114,829
Arcor SAIC 144A 6.00% 7/6/23 #		1,240,000	1,251,625
AstraZeneca 3.375% 11/16/25		3,125,000	3,280,025
Becton Dickinson 6.375% 8/1/19		3,600,000	4,103,190
Biogen
4.05% 9/15/25		875,000	943,671
5.20% 9/15/45		1,980,000	2,235,321
Celgene
3.25% 8/15/22		1,575,000	1,628,985
3.875% 8/15/25		840,000	897,684
5.00% 8/15/45		1,280,000	1,415,295
Cosan Luxembourg 144A 7.00% 1/20/27 #		1,560,000	1,557,348

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
ENA Norte Trust 144A 4.95% 4/25/23 #	1,225,607	$1,253,184
JB y Cia 144A 3.75% 5/13/25 #	3,285,000	3,412,612
JBS Investments 144A 7.75% 10/28/20 #	525,000	556,500
JBS USA 144A 5.75% 6/15/25 #	430,000	406,350
Kraft Heinz Foods
144A 3.00% 6/1/26 #	4,005,000	4,046,179
144A 4.375% 6/1/46 #	470,000	499,133
Mallinckrodt International Finance 144A 5.50% 4/15/25 #	2,137,000	1,917,145
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	955,000	976,965
Medicines 144A 2.75% 7/15/23 #	425,000	409,594
Molson Coors Brewing
2.10% 7/15/21	605,000	607,548
3.00% 7/15/26	1,690,000	1,691,967
4.20% 7/15/46	1,110,000	1,119,458
Mylan
144A 3.15% 6/15/21 #	590,000	599,136
144A 3.95% 6/15/26 #	5,810,000	5,891,677
New York & Presbyterian Hospital 4.063% 8/1/56	1,630,000	1,760,809
Pernod Ricard
144A 3.25% 6/8/26 #	2,745,000	2,815,277
144A 4.45% 1/15/22 #	1,480,000	1,632,680
Perrigo 4.00% 11/15/23	2,870,000	2,961,536
Perrigo Finance Unlimited 3.50% 12/15/21	815,000	839,752
Prestige Brands 144A 5.375% 12/15/21 #	652,000	665,040
Reynolds American
4.00% 6/12/22	2,615,000	2,845,721
4.45% 6/12/25	5,000,000	5,609,895
Sigma Alimentos 144A 4.125% 5/2/26 #	1,125,000	1,139,063
Sysco 3.30% 7/15/26	6,480,000	6,736,867
Thermo Fisher Scientific 3.00% 4/15/23	4,530,000	4,631,463
Zimmer Biomet Holdings
3.375% 11/30/21	1,715,000	1,789,393
4.625% 11/30/19	3,645,000	3,966,092

		97,818,390

Electric – 6.37%
AES 5.50% 4/15/25	3,197,000	3,220,977
AES Gener
144A 5.00% 7/14/25 #	1,035,000	1,067,560
144A 5.25% 8/15/21 #	645,000	687,913
144A 8.375% 12/18/73 #@•	920,000	977,500
Alabama Power 4.30% 1/2/46	6,815,000	7,666,705
Ameren 3.65% 2/15/26	2,090,000	2,258,092
Ameren Illinois 9.75% 11/15/18	5,900,000	7,004,858
American Transmission Systems 144A 5.25% 1/15/22 #	5,410,000	6,135,394

Diversified Income Series-11

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)
Electric (continued)
Appalachian Power
3.40% 6/1/25	200,000	$212,644
4.45% 6/1/45	1,360,000	1,479,888
Berkshire Hathaway Energy 3.75% 11/15/23	3,405,000	3,726,609
Black Hills 3.95% 1/15/26	715,000	760,166
Cleveland Electric Illuminating 5.50% 8/15/24	365,000	432,360
CMS Energy 6.25% 2/1/20	2,210,000	2,546,176
ComEd Financing III 6.35% 3/15/33 @	2,055,000	2,231,206
Commonwealth Edison 4.35% 11/15/45	2,205,000	2,511,735
Consumers Energy 4.10% 11/15/45	640,000	722,113
Dominion Resources 3.90% 10/1/25	1,105,000	1,185,977
DTE Energy 3.30% 6/15/22	2,180,000	2,300,591
Duke Energy
3.75% 4/15/24	750,000	806,666
4.80% 12/15/45	1,615,000	1,877,591
Duke Energy Carolinas 3.875% 3/15/46	1,160,000	1,249,332
Duke Energy Ohio 3.70% 6/15/46	75,000	76,655
Electricite de France 144A 5.25% 12/29/49 #•	3,230,000	3,112,589
Emera 6.75% 6/15/76 •	3,545,000	3,601,288
Emera U.S. Finance 144A 4.75% 6/15/46 #	1,105,000	1,125,953
Enel 144A 8.75% 9/24/73 #•	3,057,000	3,488,801
Enel Finance International 144A 6.00% 10/7/39 #	1,275,000	1,511,753
Entergy 4.00% 7/15/22	1,820,000	1,955,574
Entergy Arkansas 3.50% 4/1/26	55,000	60,353
Entergy Louisiana
4.05% 9/1/23	4,045,000	4,510,571
4.95% 1/15/45	545,000	572,318
Entergy Mississippi 2.85% 6/1/28	1,835,000	1,866,806
Exelon 3.95% 6/15/25	2,445,000	2,618,707
Great Plains Energy 4.85% 6/1/21	1,195,000	1,314,445
Indiana Michigan Power
3.20% 3/15/23	1,455,000	1,519,682
4.55% 3/15/46	590,000	658,465
IPALCO Enterprises 5.00% 5/1/18	1,365,000	1,433,250
ITC Holdings
3.25% 6/30/26	1,140,000	1,143,284
3.65% 6/15/24	1,365,000	1,423,051
Kansas City Power & Light 3.65% 8/15/25	3,445,000	3,652,141
LG&E & KU Energy 4.375% 10/1/21	3,765,000	4,159,534
Louisville Gas & Electric 4.375% 10/1/45	630,000	725,333
Metropolitan Edison 144A 4.00% 4/15/25 #	2,270,000	2,378,417
MidAmerican Energy 4.25% 5/1/46	2,920,000	3,311,233

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)
Electric (continued)
National Rural Utilities Cooperative Finance
2.30% 11/1/20	590,000	$608,951
2.70% 2/15/23	2,530,000	2,634,289
4.75% 4/30/43 •	2,840,000	2,790,300
5.25% 4/20/46 •	980,000	1,005,275
NextEra Energy Capital Holdings
2.40% 9/15/19	3,380,000	3,453,373
3.625% 6/15/23	1,320,000	1,393,404
NV Energy 6.25% 11/15/20	2,380,000	2,820,467
Pennsylvania Electric 5.20% 4/1/20	3,235,000	3,424,157
Perusahaan Listrik Negara 144A 5.50% 11/22/21 #	2,560,000	2,791,731
Public Service of Oklahoma 5.15% 12/1/19	3,700,000	4,120,516
Puget Energy 6.00% 9/1/21	1,080,000	1,258,357
SCANA 4.125% 2/1/22	2,300,000	2,392,444
South Carolina Electric & Gas 4.10% 6/15/46	1,310,000	1,389,754
Southern
3.25% 7/1/26	3,415,000	3,554,643
4.40% 7/1/46	3,215,000	3,470,544
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	2,055,000	2,201,170
WEC Energy Group 3.55% 6/15/25	850,000	913,796
Wisconsin Electric Power 4.30% 12/15/45	1,280,000	1,463,123
Xcel Energy 3.30% 6/1/25	3,240,000	3,423,630

		142,392,180

Energy – 2.54%
AmeriGas Finance 7.00% 5/20/22	1,118,000	1,185,773
Chevron 2.954% 5/16/26	2,410,000	2,493,745
CNOOC Finance 2015 Australia 2.625% 5/5/20	1,530,000	1,546,908
ConocoPhillips 4.95% 3/15/26	1,730,000	1,965,444
Dominion Gas Holdings 4.60% 12/15/44	3,030,000	3,166,259
Ecopetrol
5.875% 9/18/23	1,805,000	1,863,663
5.875% 5/28/45	1,055,000	922,070
Energy Transfer Partners
4.75% 1/15/26	925,000	953,053
9.70% 3/15/19	2,189,000	2,479,846
EnLink Midstream Partners 2.70% 4/1/19	1,260,000	1,225,424
Enterprise Products Operating
3.95% 2/15/27	2,500,000	2,657,225
7.034% 1/15/68 •	465,000	490,107
KazMunayGas National 144A 6.375% 4/9/21 #	530,000	581,675
Murphy Oil USA 6.00% 8/15/23	1,485,000	1,544,400

Diversified Income Series-12

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)
Energy (continued)
Noble Energy 5.05% 11/15/44	1,790,000	$1,809,321
Pertamina Persero
144A 5.25% 5/23/21 #	1,640,000	1,762,173
144A 5.625% 5/20/43 #	1,060,000	1,032,116
Petrobras Global Finance
4.875% 3/17/20	830,000	780,200
6.25% 3/17/24	410,000	364,900
7.875% 3/15/19	1,145,000	1,185,075
8.375% 5/23/21	1,170,000	1,210,365
8.75% 5/23/26	215,000	216,613
Petroleos Mexicanos
144A 6.375% 2/4/21 #	370,000	403,226
6.625% 6/15/35	1,470,000	1,522,920
144A 6.875% 8/4/26 #	530,000	593,865
Petronas Global Sukuk 144A 2.707% 3/18/20 #	1,885,000	1,909,699
Plains All American Pipeline 8.75% 5/1/19	3,490,000	3,991,984
Regency Energy Partners
5.50% 4/15/23	623,000	629,133
5.875% 3/1/22	2,705,000	2,896,736
Shell International Finance
2.875% 5/10/26	915,000	930,815
4.00% 5/10/46	1,330,000	1,360,038
Williams Partners 7.25% 2/1/17	2,815,000	2,899,610
Woodside Finance
144A 3.65% 3/5/25 #	1,105,000	1,081,364
144A 8.75% 3/1/19 #	3,220,000	3,711,742
YPF
144A 8.50% 3/23/21 #	605,000	647,350
144A 8.75% 4/4/24 #	1,105,000	1,190,638
144A 31.354% 7/7/20 #•	1,510,000	1,510,000

		56,715,475

Finance Companies – 0.73%
AerCap Ireland Capital
3.95% 2/1/22	1,250,000	1,253,125
4.625% 7/1/22	1,525,000	1,567,441
Aviation Capital Group
144A 2.875% 9/17/18 #	155,000	153,644
144A 4.875% 10/1/25 #	1,085,000	1,066,273
144A 6.75% 4/6/21 #	1,885,000	2,132,406
Corp Financiera de Desarrollo 144A 4.75% 7/15/25 #	1,705,000	1,823,924
General Electric 4.25% 1/17/18	NZD 420,000	304,476
Lazard Group 3.75% 2/13/25	1,495,000	1,488,865
Nasdaq 3.85% 6/30/26	565,000	575,211
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #	2,405,000	2,415,596
SUAM Finance 144A 4.875% 4/17/24 #	1,710,000	1,778,400

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)
Finance Companies (continued)
Temasek Financial I 144A 2.375% 1/23/23 #	1,615,000	$1,672,013

		16,231,374

Healthcare – 0.82%
Aetna 3.20% 6/15/26	2,850,000	2,938,247
DaVita HealthCare Partners 5.00% 5/1/25	5,061,000	5,029,369
HCA
5.25% 6/15/26	1,255,000	1,305,984
5.375% 2/1/25	3,615,000	3,714,413
HealthSouth
5.125% 3/15/23	595,000	586,075
5.75% 11/1/24	455,000	459,095
5.75% 9/15/25	485,000	482,575
LifePoint Health 144A 5.375% 5/1/24 #	2,230,000	2,241,150
Tenet Healthcare 4.50% 4/1/21	1,005,000	1,017,563
Universal Health Services 144A 5.00% 6/1/26 #	485,000	487,425

		18,261,896

Insurance – 1.74%
Berkshire Hathaway
2.75% 3/15/23	1,365,000	1,411,623
3.125% 3/15/26	2,105,000	2,209,896
Berkshire Hathaway Finance 2.90% 10/15/20	2,260,000	2,400,988
Five Corners Funding Trust 144A 4.419% 11/15/23 #	1,110,000	1,199,841
Highmark 144A 6.125% 5/15/41 #@	525,000	531,205
MetLife
3.60% 4/10/24	2,525,000	2,665,718
6.40% 12/15/36	110,000	117,702
6.817% 8/15/18	225,000	251,277
MetLife Capital Trust X 144A 9.25% 4/8/38 #	3,120,000	4,289,417
Principal Life Global Funding II 144A 3.00% 4/18/26 #	1,700,000	1,736,081
Prudential Financial
4.50% 11/15/20	795,000	878,229
5.375% 5/15/45 •	1,730,000	1,747,300
5.625% 6/15/43 •	1,765,000	1,842,784
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	1,885,000	1,932,628
144A 4.125% 11/1/24 #	8,145,000	8,571,366
USI 144A 7.75% 1/15/21 #	268,000	266,325
Voya Financial 5.65% 5/15/53 •	1,715,000	1,618,531
XLIT
4.45% 3/31/25	2,240,000	2,264,508
5.50% 3/31/45	2,045,000	2,027,286
6.50% 12/29/49 •	1,410,000	983,475

		38,946,180

Diversified Income Series-13

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)
Media – 1.04%
Cablevision 144A 6.50% 6/15/21 #	1,980,000	$2,024,550
CCO Holdings
144A 5.125% 5/1/23 #	1,150,000	1,159,344
144A 5.50% 5/1/26 #	1,025,000	1,042,937
CSC Holdings 5.25% 6/1/24	4,217,000	3,848,013
DISH DBS 5.00% 3/15/23	889,000	811,213
Gray Television 7.50% 10/1/20	1,697,000	1,777,607
Nielsen Finance 144A 5.00% 4/15/22 #	940,000	962,325
Numericable-SFR 144A 6.00% 5/15/22 #	1,840,000	1,796,300
Sinclair Television Group 144A 5.625% 8/1/24 #	1,940,000	1,990,925
Sirius XM Radio
144A 5.375% 4/15/25 #	3,756,000	3,748,958
144A 5.375% 7/15/26 #	75,000	74,625
Tribune Media 5.875% 7/15/22	1,347,000	1,347,000
VTR Finance 144A 6.875% 1/15/24 #	2,775,000	2,773,557

		23,357,354

Natural Gas – 0.18%
AGL Capital 3.25% 6/15/26	1,565,000	1,602,879
NiSource Finance 6.125% 3/1/22	2,120,000	2,525,823

		4,128,702

Real Estate Investment Trusts – 1.15%
Alexandria Real Estate Equities 3.95% 1/15/27	750,000	774,683
AvalonBay Communities 2.95% 5/11/26	3,185,000	3,204,276
Corporate Office Properties
3.60% 5/15/23	1,750,000	1,703,786
5.25% 2/15/24	1,755,000	1,876,772
DDR
7.50% 4/1/17	1,075,000	1,120,840
7.875% 9/1/20	1,015,000	1,226,869
Education Realty Operating Partnership 4.60% 12/1/24	2,190,000	2,251,859
Hospitality Properties Trust 4.50% 3/15/25	2,025,000	2,039,199
Host Hotels & Resorts
3.75% 10/15/23	710,000	716,276
4.50% 2/1/26	1,680,000	1,774,794
Kimco Realty 3.40% 11/1/22	415,000	435,605
PLA Administradora Industrial 144A 5.25% 11/10/22 #	1,590,000	1,615,837
Regency Centers 5.875% 6/15/17	431,000	448,072
Simon Property Group 2.50% 7/15/21	790,000	814,463
Sovran Acquisition 3.50% 7/1/26	1,620,000	1,638,018
Trust F/1401 144A 5.25% 1/30/26 #	1,470,000	1,503,075
UDR 4.00% 10/1/25	710,000	771,020
WP Carey 4.60% 4/1/24	1,680,000	1,726,422

		25,641,866

Services – 0.32%
AECOM 5.875% 10/15/24	1,314,000	1,353,420

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)
Services (continued)
GEO Group
5.125% 4/1/23	770,000	$754,600
5.875% 10/15/24	750,000	763,125
United Rentals North America
4.625% 7/15/23	110,000	111,375
5.50% 7/15/25	3,445,000	3,406,244
5.75% 11/15/24	73,000	73,913
5.875% 9/15/26	795,000	793,013

		7,255,690

Technology – 1.66%
CDK Global 4.50% 10/15/24	1,660,000	1,651,755
Diamond 1 Finance 144A 6.02% 6/15/26 #	1,390,000	1,451,717
Fidelity National Information Services 5.00% 10/15/25	3,195,000	3,633,747
First Data
144A 5.00% 1/15/24 #	465,000	467,906
144A 5.75% 1/15/24 #	4,065,000	4,049,756
144A 7.00% 12/1/23 #	1,000,000	1,016,250
FLIR Systems 3.125% 6/15/21	1,015,000	1,043,338
Fortive
144A 2.35% 6/15/21 #	605,000	614,577
144A 3.15% 6/15/26 #	1,950,000	2,011,006
Intel 2.60% 5/19/26	1,575,000	1,607,382
Jabil Circuit 7.75% 7/15/16	330,000	330,351
NXP 144A 4.625% 6/1/23 #	1,830,000	1,866,600
ON Semiconductor 1.00% 12/1/20	636,000	571,605
Oracle
1.90% 9/15/21	720,000	723,170
2.40% 9/15/23	8,335,000	8,372,741
4.00% 7/15/46	2,895,000	2,926,330
Samsung Electronics America 144A 1.75% 4/10/17 #	3,005,000	3,013,315
Tencent Holdings 144A 3.375% 5/2/19 #	1,130,000	1,172,966
Verint Systems 1.50% 6/1/21	743,000	680,309

		37,204,821

Transportation – 1.27%
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 #¿	1,294,444	1,317,097
American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26 ¿	1,027,566	1,068,668
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ¿	668,155	673,133
American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27 ¿	475,000	499,937
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28 ¿	745,000	788,560

Diversified Income Series-14

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)
Transportation (continued)
Autoridad del Canal de Panama 144A 4.95% 7/29/35 #	1,620,000	$1,757,700
Burlington Northern Santa Fe
4.15% 4/1/45	1,625,000	1,774,211
4.70% 9/1/45	1,785,000	2,104,347
ERAC USA Finance 144A 3.30% 12/1/26 #	3,830,000	3,924,413
FedEx 4.75% 11/15/45	790,000	883,998
Norfolk Southern 2.90% 6/15/26	2,080,000	2,144,682
Penske Truck Leasing
144A 3.30% 4/1/21 #	1,815,000	1,867,778
144A 3.375% 2/1/22 #	3,565,000	3,640,033
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ¿	796,606	841,001
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ¿	1,383,537	1,464,820
United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28 ¿	1,110,000	1,130,813
United Parcel Service 5.125% 4/1/19	2,180,000	2,414,954

		28,296,145

Utilities – 0.26%
AES Andres 144A 7.95% 5/11/26 #	1,200,000	1,252,500
American Water Capital 3.40% 3/1/25	1,700,000	1,845,313
Calpine
5.375% 1/15/23	747,000	732,060
5.50% 2/1/24	1,998,000	1,938,060

		5,767,933

Total Corporate Bonds (cost $906,520,460)		936,402,813

Municipal Bonds – 0.72%
Bay Area Toll Authority (Taxable Build America Bonds) 6.907% 10/1/50	2,115,000	3,334,805
Dallas, Texas Area Rapid Transit Series A 5.00% 12/1/46	1,760,000	2,177,155
New Jersey Turnpike Authority Series E 5.00% 1/1/45	1,735,000	2,081,566
(Taxable Build America Bonds)
7.102% 1/1/41	1,160,000	1,768,014
Series F 7.414% 1/1/40	555,000	870,706
New York City, New York
Series C 5.00% 8/1/26	810,000	1,052,798
Series C 5.00% 8/1/27	450,000	580,347
Oregon State Taxable Pension 5.892% 6/1/27	5,000	6,638
South Carolina Public Service Authority (Taxable) Series D 4.77% 12/1/45	680,000	776,723
State Various Purposes California (Build America Bonds) 7.55% 4/1/39	1,685,000	2,673,253

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)
Texas Water Development Board Series A 5.00% 10/15/45	580,000	$717,431

Total Municipal Bonds (cost $15,568,259)		16,039,436

Non-Agency Asset-Backed Securities – 3.73%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	857,772	883,190
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	3,165,000	3,174,940
Series 2014-4 A2 1.43% 6/17/19	3,450,000	3,458,124
American Express Credit Account Master Trust Series 2013-2 A 0.862% 5/17/21 •	960,000	960,698
American Express Credit Account Secured Note Trust Series 2012-4 A 0.682% 5/15/20 •	6,750,000	6,753,372
Avis Budget Rental Car Funding AESOP
Series 2013-1A A 144A 1.92% 9/20/19 #	1,850,000	1,854,550
Series 2014-1A A 144A 2.46% 7/20/20 #	2,005,000	2,033,320
Bank of America Credit Card Trust
Series 2014-A3 A 0.732% 1/15/20 •	1,745,000	1,747,598
Series 2015-A1 A 0.772% 6/15/20 •	6,740,000	6,747,781
California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18 #	150,018	150,130
Capital One Multi-Asset Execution Trust
Series 2007-A5 A5 0.482% 7/15/20 •	2,900,000	2,890,859
Series 2016-A1 A1 0.90% 2/15/22 •	3,000,000	3,005,178
Chase Issuance Trust
Series 2014-A5 A5 0.812% 4/15/21 •	2,355,000	2,351,788
Series 2016-A1 A 0.852% 5/17/21 •	1,900,000	1,900,546
Chesapeake Funding Series 2012-2A A 144A 0.92% 5/7/24 #•	1,432	1,432
CIT Equipment Collateral Series 2014-VT1 A2 144A 0.86% 5/22/17 #	339,912	339,576
Citibank Credit Card Issuance Trust
Series 2007-A8 A8 5.65% 9/20/19	1,630,000	1,723,213
Series 2014-A6 A6 2.15% 7/15/21	2,860,000	2,940,965
Series 2014-A9 A9 0.701% 11/23/18 •	1,575,000	1,575,383
CNH Equipment Trust Series 2016-B A2B 1.05% 10/15/19 •	1,000,000	998,737
Discover Card Execution Note Trust
Series 2013-A1 A1 0.742% 8/17/20 •	1,010,000	1,011,133
Series 2014-A1 A1 0.872% 7/15/21 •	1,560,000	1,563,584

Diversified Income Series-15

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)
Discover Card Execution Note Trust Series 2015-A3 A 1.45% 3/15/21	2,060,000	$2,081,451
FirstKey Lending Trust Series 2015-SFR1 A 144A 2.553% 3/9/47 #	1,104,583	1,112,080
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	1,665,000	1,666,705
Ford Credit Auto Owner Trust Series 2016-2 A 144A 2.03% 12/15/27 #	2,250,000	2,261,824
Golden Credit Card Trust
Series 2014-2A A 144A 0.892% 3/15/21 #•	1,195,000	1,188,028
Series 2015-2A A 144A 2.02% 4/15/22 #	1,485,000	1,501,895
GreatAmerica Leasing Receivables Funding Series 2013-1 B 144A 1.44% 5/15/18 #	305,000	304,571
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	2,943,250	2,604,188
Honda Auto Receivables Owner Trust Series 2015-3 A3 1.27% 4/18/19	525,000	527,211
Hyundai Auto Lease Securitization Trust Series 2015-A A3 144A 1.42% 9/17/18 #	3,400,000	3,408,521
Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.002% 7/16/18 •	1,315,000	1,314,510
Mercedes-Benz Master Owner Trust Series 2016-AA A 144A 1.022% 5/15/20 #•	1,665,000	1,667,488
Morgan Stanley ABS Capital I Trust Series 2005-HE5 M1 1.083% 9/25/35 •	1,419,040	1,412,792
New Century Home Equity Loan Trust Series 2005-2 M1 0.883% 6/25/35 •	753,192	747,189
Nissan Auto Lease Trust Series 2015-B A2B 0.972% 12/15/17 •	1,520,979	1,523,134
Penarth Master Issuer Series 2015-1A A1 144A 0.848% 3/18/19 #•	885,000	881,719
PFS Financing Series 2015-AA A 144A 1.062% 4/15/20 #•	750,000	742,743
Porsche Innovative Lease Owner Trust Series 2015-1 A3 144A 1.19% 7/23/18 #	1,740,000	1,741,828

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	1,865,000	$1,869,723
Series 2015-2 A 1.60% 4/15/21	1,730,000	1,737,007
Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19 #	5,050,000	5,019,773

Total Non-Agency Asset-Backed Securities (cost $83,572,809)		83,380,477

Non-Agency Collateralized Mortgage Obligations – 1.09%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35 f	70,026	69,696
Bank of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	87,272	87,596
Series 2005-6 7A1 5.50% 7/25/20	72,579	71,015
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	114,666	115,317
Citicorp Residential Mortgage Trust Series 2006-3 A5 5.908% 11/25/36 f	1,800,000	1,782,118
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.426% 6/25/29 #•	877,602	878,760
Series 2014-2 B2 144A 3.426% 6/25/29 #•	328,036	319,802
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #•	1,050,000	1,060,082
Series 2015-1 B1 144A 2.663% 12/25/44 #•	1,439,371	1,422,385
Series 2015-4 B1 144A 3.634% 6/25/45 #•	1,127,031	1,097,156
Series 2015-4 B2 144A 3.634% 6/25/45 #•	808,522	771,067
Series 2015-5 B2 144A 2.901% 5/25/45 #•	1,111,303	1,040,341
Series 2015-6 B1 144A 3.645% 10/25/45 #•	786,292	802,561
Series 2015-6 B2 144A 3.645% 10/25/45 #•	761,721	762,865
JPMorgan Trust Series 2015-1 B2 144A 2.663% 12/25/44 #•	1,197,003	1,161,911
New Residential Mortgage Loan Trust Series 2015-2A A1 144A 3.75% 8/25/55 #•	1,738,223	1,819,601

Diversified Income Series-16

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)
Sequoia Mortgage Trust
Series 2013-11 B1 144A 3.668% 9/25/43 #•	1,046,420	$1,040,437
Series 2014-2 A4 144A 3.50% 7/25/44 #•	1,192,976	1,226,529
Series 2015-1 B2 144A 3.887% 1/25/45 #•	871,409	876,827
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #•	1,664,432	1,685,094
Series 2015-6 A1B 144A 2.75% 4/25/55 #•	1,697,940	1,720,160
Series 2016-1 A1B 144A 2.75% 2/25/55 #•	1,206,619	1,222,550
Series 2016-2 A1 144A 3.00% 8/25/55 #•	1,031,764	1,053,739
Washington Mutual Mortgage Pass Through Certificates Series 2005-1 5A2 6.00% 3/25/35 ¿	67,567	30,675
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36	326,581	331,087
Series 2006-3 A11 5.50% 3/25/36	344,168	349,485
Series 2006-AR5 2A1 3.156% 4/25/36 •	302,181	282,398
WinWater Mortgage Loan Trust Series 2015-3 B1 144A 3.914% 3/20/45 #•	1,170,428	1,217,482

Total Non-Agency Collateralized Mortgage Obligations (cost $23,802,567)		24,298,736

Non-Agency Commercial Mortgage-Backed Securities – 5.12%
Banc of America Commercial Mortgage Trust Series 2007-4 AM 6.00% 2/10/51 •	1,330,000	1,385,834
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18 A4 5.70% 6/11/50	1,152,400	1,190,587
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.901% 12/10/49 •	1,230,000	1,234,381
Series 2014-GC25 A4 3.635% 10/10/47	2,275,000	2,471,026
Series 2015-GC27 A5 3.137% 2/10/48	5,210,000	5,467,361
Series 2016-P3 A4 3.329% 4/15/49	1,745,000	1,862,262

	Principal amount°	Value (U.S. $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	1,765,000	$1,839,272
Series 2014-CR16 A4 4.051% 4/10/47	1,770,000	1,983,473
Series 2014-CR19 A5 3.796% 8/10/47	2,850,000	3,136,287
Series 2014-CR20 A4 3.59% 11/10/47	980,000	1,065,735
Series 2014-CR20 AM 3.938% 11/10/47	7,775,000	8,466,420
Series 2015-3BP A 144A 3.178% 2/10/35 #	3,960,000	4,171,173
Series 2015-CR23 A4 3.497% 5/10/48	3,450,000	3,711,756
Commercial Mortgage Trust Series 2007-GG9 AM 5.475% 3/10/39	1,345,000	1,367,509
DB-JPM Series 2016-C1 A4 3.276% 5/10/49	2,105,000	2,241,641
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	1,910,000	2,139,633
Series 2011-LC1A C 144A 5.883% 11/10/46 #•	2,000,000	2,269,363
GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28 #	5,605,000	5,983,683
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #•	1,010,000	1,103,187
Series 2014-GC24 A5 3.931% 9/10/47	2,970,000	3,291,508
Series 2015-GC32 A4 3.764% 7/10/48	1,240,000	1,365,402
Hilton USA Trust
Series 2013-HLT AFX 144A 2.662% 11/5/30 #	825,000	828,523
Series 2013-HLT BFX 144A 3.367% 11/5/30 #	5,930,000	5,959,056
Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37 #	2,655,000	2,757,934
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	4,160,000	4,569,003
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49	3,385,000	3,559,194

Diversified Income Series-17

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.675% 8/12/37 •	600,000	$651,163
Series 2005-LDP5 D 5.718% 12/15/44 •	1,110,000	1,106,304
Series 2006-LDP8 AM 5.44% 5/15/45	4,004,000	4,005,916
Series 2011-C5 C 144A 5.494% 8/15/46 #•	1,100,000	1,196,032
Series 2013-LC11 B 3.499% 4/15/46	1,565,000	1,622,165
Series 2015-JP1 A5 3.914% 1/15/49	1,590,000	1,773,981
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	61,545	61,667
Series 2006-C6 AJ 5.452% 9/15/39 •	2,390,000	2,380,051
Series 2006-C6 AM 5.413% 9/15/39	1,590,000	1,595,535
Morgan Stanley BAML Trust
Series 2014-C17 A5 3.741% 8/15/47	1,640,000	1,797,245
Series 2015-C23 A4 3.719% 7/15/50	4,090,000	4,488,490
Series 2015-C26 A5 3.531% 10/15/48	2,390,000	2,585,016
Series 2016-C29 A4 3.325% 5/15/49	1,620,000	1,724,095
Morgan Stanley Capital I Trust
Series 2005-HQ7 C 5.298% 11/14/42 •	125,929	125,762
Series 2006-HQ10 B 5.448% 11/12/41 •	2,910,000	2,735,501
Series 2006-TOP21 B 144A 5.31% 10/12/52 #•	800,000	798,465
TimberStar Trust I Series 2006-1A A 144A 5.668% 10/15/36 #	1,900,000	1,908,913
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	1,255,000	1,319,732
Series 2014-LC18 A5 3.405% 12/15/47	570,000	609,940
Series 2015-NXS3 A4 3.617% 9/15/57	3,120,000	3,388,407
WF-RBS Commercial Mortgage Trust Series 2012-C10 A3 2.875% 12/15/45	3,060,000	3,207,336

Total Non-Agency Commercial Mortgage-Backed Securities (cost $112,405,722)		114,502,919

Regional Bonds – 0.87% Δ
Argentina – 0.14%
City of Buenos Aires Argentina 144A 7.50% 6/1/27 #	2,300,000	2,403,500

		Principal amount°	Value (U.S. $)

Regional Bonds Δ (continued)
Argentina (continued)
Provincia de Buenos Aires 144A 5.75% 6/15/19 #		640,000	$649,091

			3,052,591

Australia – 0.15%
New South Wales Treasury 4.00% 5/20/26	AUD	1,593,500	1,376,541
Queensland Treasury
144A 3.25% 7/21/26 #	AUD	1,228,000	977,417
144A 3.25% 7/21/28 #	AUD	1,291,000	1,020,624

			3,374,582

Canada – 0.43%
Province of British Columbia 2.25% 6/2/26		3,290,000	3,377,254
Province of Manitoba 2.125% 6/22/26		2,455,000	2,443,768
Province of Ontario Canada 3.45% 6/2/45	CAD	1,488,000	1,311,967
Province of Quebec Canada
2.50% 4/20/26		2,175,000	2,240,889
6.00% 10/1/29	CAD	224,000	243,831

			9,617,709

Japan – 0.15%
Japan Finance Organization for Municipalities 144A 2.125% 4/13/21 #		3,326,000	3,383,324

			3,383,324

Total Regional Bonds (cost $18,962,926)			19,428,206

Senior Secured Loans – 7.56% «
Accudyne Industries Borrower 1st Lien 4.00% 12/13/19		1,060,000	956,650
Air Medical Group Holdings Tranche B 1st Lien 4.25% 4/28/22		3,468,706	3,398,465
Albertson’s Tranche B4 1st Lien 5.50% 8/25/21		2,110,995	2,111,655
Amaya Holdings 1st Lien 5.00% 8/1/21		2,513,811	2,443,633
American Airlines Tranche B1 1st Lien 3.50% 5/23/19		648,969	648,158
Americold Realty Trust Tranche B 1st Lien 5.75% 12/1/22		435,000	436,349
Applied Systems 2nd Lien 7.50% 1/23/22 @		2,493,751	2,485,440
Ardagh Holdings USA Tranche B 1st Lien 4.00% 12/17/19		1,320,000	1,320,619
ATI Holdings Acquisition 1st Lien 5.50% 5/10/23		1,095,000	1,098,765
Avago Technologies Cayman Finance Tranche B 1st Lien 4.25% 2/1/23		3,645,863	3,650,168
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20		1,851,140	1,803,320
Blue Ribbon 1st Lien 5.00% 11/13/21		2,695,712	2,695,712

Diversified Income Series-18

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Senior Secured Loans « (continued)
Builders FirstSource Tranche B 1st Lien 6.00% 7/31/22	3,548,429	$3,554,195
BWAY Holding Tranche B 1st Lien 5.50% 8/14/20	1,185,000	1,181,297
Caesars Growth Properties Holdings Tranche B 1st Lien 6.25% 5/8/21	1,921,661	1,811,166
Calpine Tranche B 1st Lien 4.00% 1/15/23	437,800	435,611
Change Healthcare Holdings 1st Lien 3.75% 11/2/18	981,680	982,601
Charter Communications Operating Tranche H 1st Lien 3.25% 8/24/21	328,178	327,485
Charter Communications Operating Tranche I 1st Lien 3.50% 1/24/23	984,533	986,115
CityCenter Holdings Tranche B 1st Lien 4.25% 10/16/20	1,063,133	1,065,016
Community Health Systems Tranche G 1st Lien 3.75% 12/31/19	916,602	893,328
Community Health Systems Tranche H 1st Lien 4.00% 1/27/21	2,326,600	2,271,343
DAE Aviation Holdings 1st Lien 5.25% 7/7/22	1,615,456	1,621,514
DaVita HealthCare Partners Tranche B 1st Lien 3.50% 6/24/21	2,058,000	2,064,645
Dell International Tranche B 1st Lien 4.00% 6/2/23	2,200,000	2,195,417
Dynegy Tranche B 1st Lien 5.00% 6/27/23	1,220,000	1,204,445
ExamWorks Group 1st Lien 4.75% 6/17/23	1,520,000	1,520,000
First Data Tranche B 1st Lien
4.202% 7/10/22	1,115,000	1,106,173
4.452% 3/24/21	3,174,569	3,169,410
First Eagle Holdings 1st Lien 4.75% 12/31/22	1,263,650	1,243,643
Flying Fortress Tranche B 1st Lien 3.50% 4/30/20	282,500	282,500
FMG Resources August 2006 Pty 1st Lien 4.25% 6/30/19	2,661,302	2,553,187
Frank Russell Tranche B 1st Lien 6.75% 5/12/23	3,080,000	2,906,750
Gardner Denver 1st Lien 4.25% 7/30/20	2,129,915	1,961,520
Gates Global 1st Lien 4.25% 7/6/21	2,210,048	2,106,452
GCP Applied Technologies Tranche B 1st Lien 5.25% 2/3/22	877,800	881,367
Green Energy Partners Tranche B 1st Lien 6.50% 11/13/21	1,001,000	993,493
HCA Tranche B6 1st Lien 3.71% 3/18/23	405,983	407,981
Hilton Worldwide Finance 1st Lien 3.50% 10/25/20	3,286,968	3,293,131

	Principal amount°	Value (U.S. $)

Senior Secured Loans « (continued)
Houghton International 1st Lien 4.25% 12/20/19	399,629	$398,630
Hyperion Insurance Group Tranche B 1st Lien 5.50% 4/30/22	1,752,813	1,660,790
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	1,482,700	1,481,155
Immucor Tranche 1st Lien 5.00% 8/17/18	782,972	737,299
Ineos U.S. Finance Tranche B 1st Lien
3.75% 12/15/20	2,200,559	2,147,378
4.25% 3/31/22	508,559	501,567
J.C. Penney 1st Lien 5.25% 5/22/18	4,139,558	4,141,714
Keurig Green Mountain Tranche B 1st Lien 5.25% 3/3/23	1,992,733	1,998,130
KIK Custom Products 1st Lien 6.00% 8/26/22 @	2,781,102	2,750,974
Kinetic Concepts Tranche E1 1st Lien 5.00% 5/4/18	543,056	541,747
Kraton Polymers Tranche B 1st Lien 6.00% 1/6/22	1,780,000	1,756,193
Landry’s Tranche B 1st Lien 4.00% 4/24/18	1,138,874	1,139,871
Level 3 Financing 1st Lien 4.00% 1/15/20	570,000	570,570
LTS Buyer 2nd Lien 8.00% 4/1/21	1,509,825	1,502,276
Marina District Finance Tranche B 1st Lien 6.50% 8/15/18	1,532,502	1,535,057
Mauser Holding Sarl 2nd Lien 8.75% 7/31/22	233,000	218,438
MGM Growth Properties Operating Partnership Tranche B 1st Lien 4.00% 4/7/23	2,219,438	2,226,719
Micron Technology Tranche B 1st Lien 6.64% 4/26/22	435,000	438,308
Microsemi Tranche B 1st Lien 5.25% 1/15/23	815,012	814,587
Mohegan Tribal Gaming Authority Tranche B 1st Lien 5.50% 6/15/18	3,987,430	3,969,985
MPH Acquisition Holdings Tranche B 1st Lien 5.00% 5/25/23	1,885,000	1,892,742
NBTY Tranche B 1st Lien 5.00% 5/5/23	3,150,000	3,137,205
Neiman Marcus Group 1st Lien 4.25% 10/25/20	435,000	391,840
Neptune Finco Tranche B 1st Lien 5.00% 10/9/22	1,230,000	1,234,920
Numericable U.S. 1st Lien 4.75% 2/10/23	480,000	479,700
Numericable U.S. Tranche B 1st Lien 5.00% 1/31/24	2,825,000	2,823,234
NXP Tranche B1 1st Lien 3.75% 12/7/20	1,263,686	1,267,832

Diversified Income Series-19

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Senior Secured Loans « (continued)
ON Semiconductor Tranche B 1st Lien 5.25% 3/31/23	1,410,000	$1,419,819
Panda Hummel Tranche B1 1st Lien 7.00% 10/27/22	540,000	519,750
Panda Liberty Tranche B 1st Lien 7.50% 8/21/20	1,977,000	1,932,518
Petco Animal Supplies Tranche B1 1st Lien 5.00% 1/26/23	2,204,475	2,198,964
PQ 1st Lien 5.75% 11/4/22	3,377,000	3,384,740
Prime Security Services Borrower 1st Lien
4.75% 5/2/22	1,827,000	1,837,277
5.00% 7/1/21	1,158,876	1,164,091
Prime Security Services Borrower 2nd Lien 9.75% 7/1/22	3,170,000	3,206,984
Prospect Medical Holdings Tranche B 1st Lien 7.00% 6/30/22	2,170,000	2,146,944
Republic of Angola (Unsecured) 7.045% 12/16/23 @	4,110,938	3,740,953
Reynolds Group Holdings Tranche B 1st Lien 4.50% 12/1/18	1,270,091	1,271,823
Sable International Finance Tranche B1 1st Lien 5.50% 12/2/22	2,105,000	2,109,934
Sable International Finance Tranche B2 1st Lien 5.83% 12/2/22	1,720,000	1,724,032
SAM Finance Lux Sarl Tranche B 1st Lien 4.50% 12/17/20	2,990,329	2,980,984
Scientific Games International 1st Lien 6.00% 10/18/20	643,350	636,448
Sinclair Television Group Tranche B1 1st Lien 3.50% 7/31/21	204,044	203,789
Solera Tranche B 1st Lien 5.75% 3/3/23	2,264,325	2,268,369
Spectrum Brands 1st Lien 3.50% 6/23/22	836,808	838,311
Stardust Finance Holdings 2nd Lien 10.50% 3/13/23	545,000	534,100
Stardust Finance Holdings Tranche B 1st Lien 6.50% 3/13/22 @	1,885,696	1,843,268
Station Casinos Tranche B 1st Lien 3.75% 6/8/23	560,000	558,075
Summit Materials Tranche B 1st Lien 4.00% 7/17/22	1,084,050	1,083,400
Telenet Financing USD Tranche B 1st Lien 4.25% 6/30/24	450,000	448,125
T-Mobile USA Tranche B 1st Lien 3.50% 11/9/22	4,092,236	4,110,459
TransDigm Delayed Draw Tranche F 1st Lien 3.75% 6/9/23	784,690	776,598
TransDigm Tranche E 1st Lien 3.75% 5/14/22	396,004	391,648

		Principal amount°	Value (U.S. $)

Senior Secured Loans « (continued)
TransDigm Tranche F 1st Lien 3.75% 6/9/23		871,878	$862,887
Tribune Media Tranche B 1st Lien 3.75% 12/27/20		1,084,050	1,084,041
Univar USA Tranche B 1st Lien 4.25% 7/1/22		348,368	344,797
Univision Communications 1st Lien 4.00% 3/1/20		483,422	481,048
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20		2,759,165	2,745,615
USAGM HoldCo 1st Lien 5.50% 7/28/22		2,177,881	2,160,639
USAGM HoldCo Tranche DD 1st Lien 5.50% 7/28/22		432,119	429,148
USI 1st Lien 4.25% 12/27/19		2,058,808	2,041,566
Valeant Pharmaceuticals International 1st Lien 4.75% 12/11/19		1,725,820	1,680,517
Valeant Pharmaceuticals International Tranche A3 1st Lien 3.72% 10/20/18		955,806	936,690
Western Digital Tranche B 1st Lien 6.25% 3/30/23		1,085,000	1,091,103
WideOpen West Finance Tranche B 1st Lien 4.50% 4/1/19		2,109,659	2,107,022
Windstream Services Tranche B6 1st Lien 5.75% 3/29/21		757,103	757,418
Zekelman Industries Tranche B 1st Lien 6.00% 6/14/21		1,105,000	1,105,000

Total Senior Secured Loans (cost $169,074,379)			168,986,474

Sovereign Bonds – 2.95% Δ
Argentina – 0.08%
Argentine Republic Government International Bond 144A 7.125% 7/6/36 #		1,790,000	1,790,000

			1,790,000

Australia – 0.04%
Australia Government Bond 3.75% 4/21/37	AUD	900,000	798,007

			798,007

Brazil – 0.20%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	3,882,000	1,187,044
10.00% 1/1/23	BRL	4,306,000	1,223,867
Brazilian Government International Bond 4.875% 1/22/21		1,920,000	2,027,520

			4,438,431

Diversified Income Series-20

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°		Value (U.S. $)

Sovereign Bonds Δ (continued)
Canada – 0.02%
Canadian Government Bond 2.75% 12/1/48	CAD	496,000	$481,841

			481,841

Colombia – 0.09%
Colombia Government International Bond
4.50% 1/28/26		750,000	801,563
5.00% 6/15/45		1,131,000	1,179,067

			1,980,630

Croatia – 0.08%
Croatia Government International Bond 144A 6.375% 3/24/21 #		1,545,000	1,689,110

			1,689,110

Dominican Republic – 0.08%
Dominican Republic International Bond 144A 6.875% 1/29/26 #		1,595,000	1,764,070

			1,764,070

Germany – 0.05%
FMS Wertmanagement 1.375% 6/8/21		1,090,000	1,097,776

			1,097,776

Guatemala – 0.07%
Guatemala Government Bond 144A 4.50% 5/3/26 #		1,600,000	1,630,000

			1,630,000

Hungary – 0.12%
Hungary Government International Bond 5.75% 11/22/23		2,360,000	2,690,695

			2,690,695

Indonesia – 0.24%
Indonesia Government International Bond
144A 4.875% 5/5/21 #		1,170,000	1,273,238
144A 5.125% 1/15/45 #		600,000	638,813
Indonesia Treasury Bond 8.375% 9/15/26	IDR	42,100,000,000	3,380,166

			5,292,217

Jamaica – 0.06%
Jamaica Government International Bond 6.75% 4/28/28		1,300,000	1,368,250

			1,368,250

Kazakhstan – 0.09%
Kazakhstan Government International Bond 144A 5.125% 7/21/25 #		1,815,000	1,993,995

			1,993,995

Mexico – 0.41%
Mexican Bonos 5.75% 3/5/26	MXN	148,204,900	8,054,299
Mexico Government International Bond 3.60% 1/30/25		531,000	556,223

	Principal amount°		Value (U.S. $)

Sovereign Bonds Δ (continued)
Mexico (continued)
Mexico Government International Bond 4.60% 1/23/46		600,000	$635,250

			9,245,772

Mongolia – 0.04%
Mongolia Government International Bond
144A 5.125% 12/5/22 #		475,000	391,593
144A 10.875% 4/6/21 #		525,000	553,700

			945,293

New Zealand – 0.01%
New Zealand Government Bond 4.50% 4/15/27	NZD	206,000	177,043

			177,043

Paraguay – 0.08%
Paraguay Government International Bond 144A 5.00% 4/15/26 #		1,700,000	1,797,750

			1,797,750

Philippines – 0.05%
Philippine Government International Bond 6.25% 1/14/36	PHP	42,000,000	1,007,927

			1,007,927

Poland – 0.23%
Poland Government Bond
2.50% 7/25/26	PLN	17,759,000	4,351,777
3.25% 7/25/25	PLN	3,319,000	870,466

			5,222,243

Portugal – 0.03%
Portugal Government International Bond 144A 5.125% 10/15/24 #		600,000	605,826

			605,826

Qatar – 0.10%
Qatar Government International Bond
144A 3.25% 6/2/26 #		1,415,000	1,446,307
144A 4.625% 6/2/46 #		785,000	856,897

			2,303,204

Republic of Korea – 0.13%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	3,310,180,060	2,935,032

			2,935,032

Russia – 0.09%
Russian Foreign Bond - Eurobond 7.85% 3/10/18	RUB	130,000,000	1,988,537

			1,988,537

Senegal – 0.07%
Senegal Government International Bond 144A 6.25% 7/30/24 #		1,740,000	1,666,050

			1,666,050

Diversified Income Series-21

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°		Value (U.S. $)

Sovereign Bonds Δ (continued)
Serbia – 0.08%
Serbia International Bond 144A 4.875% 2/25/20 #		1,635,000	$1,689,086

			1,689,086

South Africa – 0.05%
South Africa Government Bond 8.00% 1/31/30	ZAR	19,500,000	1,201,910

			1,201,910

Sri Lanka – 0.08%
Sri Lanka Government International Bond 144A 6.125% 6/3/25 #		2,020,000	1,897,067

			1,897,067

Ukraine – 0.10%
Ukraine Government International Bond 144A 7.75% 9/1/19 #		2,200,000	2,178,000

			2,178,000

United Kingdom – 0.08%
United Kingdom Gilt
3.25% 1/22/44	GBP	668,600	1,188,499
3.50% 1/22/45	GBP	340,300	631,316

			1,819,815

Uruguay – 0.10%
Uruguay Government International Bond 4.375% 10/27/27		2,049,000	2,171,940

			2,171,940

Total Sovereign Bonds (cost $65,132,004)			65,867,517

Supranational Banks – 0.83%
Asian Development Bank 0.50% 3/24/20 @	AUD	1,279,000	889,324
Banque Ouest Africaine de Developpement 144A 5.50% 5/6/21 #		825,000	860,063
European Bank for Reconstruction & Development 7.375% 4/15/19	IDR	20,190,000,000	1,511,060
Inter-American Development Bank 6.00% 9/5/17	INR	152,200,000	2,233,548
International Bank for Reconstruction & Development
0.516% 4/17/19 @•		1,507,000	1,503,142
2.50% 11/25/24		1,507,000	1,609,958
3.50% 1/22/21	NZD	9,841,000	7,229,181
3.75% 2/10/20	NZD	1,200,000	888,337
4.625% 10/6/21	NZD	1,119,000	869,040
International Finance
3.00% 5/6/21	NZD	790,000	569,331
3.625% 5/20/20	NZD	472,000	348,268

Total Supranational Banks (cost $18,060,604)			18,511,252

	Principal amount°	Value (U.S. $)

U.S. Treasury Obligations – 1.32%
U.S. Treasury Bond 2.50% 5/15/46	750,000	$781,582
U.S. Treasury Notes
1.125% 6/30/21	24,760,000	24,890,559
1.625% 5/15/26	1,605,000	1,624,687
2.25% 11/15/25 ¥	2,020,000	2,155,166

Total U.S. Treasury Obligations (cost $29,110,571)		29,451,994

	Number of shares

Common Stock – 0.00%
Adelphia Recovery Trust @=†	1	0
Century Communications @=†	2,500,000	0

Total Common Stock (cost $75,684)		0

Convertible Preferred Stock – 0.26%
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	483	577,185
Crown Castle International 4.50% exercise price $85.77, expiration date 11/1/16	7,350	890,122
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	14,850	732,699
Halcon Resources 5.75% exercise price $30.78, expiration date 12/31/49 @	611	27,801
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49 @	714	1,006,740
Maiden Holdings 7.25% exercise price $15.11, expiration date 9/15/16	18,421	874,998
T-Mobile U.S. 5.50% exercise price $31.02, expiration date 12/15/17	8,644	636,112
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	813	1,056,250

Total Convertible Preferred Stock (cost $5,949,537)		5,801,907

Exchange-Traded Fund – 0.05%
iShares iBoxx $ High Yield Corporate Bond ETF	13,200	1,117,908

Total Exchange-Traded Fund (cost $1,106,317)		1,117,908

Preferred Stock – 0.50%
General Electric 5.00% •	4,996,000	5,307,001
Integrys Energy Group 6.00% @•	84,450	2,285,428
PNC Preferred Funding Trust II 144A 1.875% #•	3,700,000	3,265,250

Diversified Income Series-22

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Number of shares	Value (U.S. $)

Preferred Stock (continued)
USB Realty 144A 1.775% #@•	300,000	$240,375

Total Preferred Stock (cost $10,537,899)		11,098,054

	Number of Contracts

Option Purchased – 0.01%
Futures Call Option – 0.01%
U.S. Treasury 10 yr Notes exercise price $135, expiration date 7/22/16 (AFI)	1,150	143,750

Total Option Purchased (cost $274,029)		143,750

	Principal amount°

Short-Term Investments – 11.51%
Discount Notes – 10.21% ≠
Federal Home Loan Bank
0.27% 8/5/16	44,966,631	44,956,154
0.316% 7/13/16	73,604,920	73,601,019
0.325% 8/3/16	17,961,531	17,957,580
0.334% 7/12/16	15,366,894	15,366,141
0.334% 7/21/16	21,342,908	21,341,009
0.339% 7/22/16	13,018,484	13,017,273
0.349% 7/25/16	9,166,790	9,165,809
0.379% 7/18/16	8,052,986	8,052,374
0.39% 9/21/16	4,266,917	4,264,293
0.39% 9/23/16	5,204,827	5,201,548
0.45% 8/15/16	15,363,386	15,358,777

		228,281,977

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)
Repurchase Agreements – 1.30%
Bank of America Merrill Lynch 0.29%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $10,249,861 (collateralized by U.S. government obligations 4.25% 11/15/40; market value $10,454,779)	10,249,778	$10,249,778
Bank of Montreal 0.30%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $17,083,106 (collateralized by U.S. government obligations 0.00%–8.75% 11/3/16–8/25/45; market value $17,424,623)	17,082,964	17,082,964
BNP Paribas 0.40%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $1,701,277 (collateralized by U.S. government obligations 0.00%–1.50% 8/31/18–5/15/44; market value $1,735,283)	1,701,258	1,701,258

		29,034,000

Total Short-Term Investments (cost $257,296,508)		257,315,977

Total Value of Securities – 110.62% (cost $2,431,026,138)	$2,472,084,239

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $469,390,190, which represents 21.00% of the Series’ net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $37,968,140, which represents 1.70% of the Series’ net assets. See Note 9 in “Notes to financial statements.”
¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Series’ net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
•	Variable rate security. The rate shown is the rate as of June 30, 2016. Interest rates reset periodically.
¥	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2016.

Diversified Income Series-23

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2016.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2016:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)

BAML	AUD	(6,505,798)	USD	4,815,396	7/29/16	$ (31,284)
BAML	CAD	(5,392,187)	USD	4,220,749	7/29/16	46,567
BAML	EUR	3,732,679	USD	(4,225,841)	7/29/16	(78,959)
BAML	JPY	(182,167,923)	USD	1,714,747	7/29/16	(50,939)
BAML	NZD	(9,630,576)	USD	6,804,291	7/29/16	(61,334)
BB	COP	(4,294,967,296)	USD	(3,327,323)	7/29/16	50,942
BB	EUR	(238,673)	USD	264,471	7/29/16	(687)
BB	IDR	(2,147,483,648)	USD	(1,205,653)	7/29/16	13,379
BNP	AUD	(2,477,456)	USD	1,830,984	7/29/16	(14,668)
BNP	INR	78,396,297	USD	(1,161,237)	7/29/16	(6,268)
BNP	NOK	(6,515,577)	USD	790,213	7/29/16	11,681
BNYM	BRL	3,817,928	USD	(1,171,251)	7/5/16	15,502
HSBC	GBP	(2,806,345)	USD	3,873,421	7/29/16	136,504
JPMC	KRW	(2,147,483,648)	USD	2,688,036	7/29/16	(38,137)
JPMC	PLN	(2,687,620)	USD	690,895	7/29/16	10,188
JPMC	SEK	2,366,400	USD	(287,484)	7/29/16	(7,432)
TD	EUR	(2,426,230)	USD	2,685,472	7/29/16	(9,987)
TD	JPY	178,236,099	USD	(1,679,695)	7/29/16	47,882
TD	NZD	(5,673,818)	USD	4,004,949	7/29/16	(39,908)
						$ (6,958)

Futures Contracts Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)

(203)	E-mini S&P 500® Index	$ (20,656,750)	$ (21,215,530)	9/19/16	$ (558,780)
(6)	U.S. Treasury 10 yr Notes	(790,952)	(797,906)	9/22/16	(6,954)
681	U.S. Treasury Long Bonds	113,881,650	117,366,094	9/22/16	3,484,444
		$ 92,433,948			$2,918,710

Swap Contracts

CDS Contracts2

Counterparty	Swap Referenced Obligation	Notional Value[3]	Annual Protection Payments	Termination Date	Upfront Payment	Unrealized Appreciation (Depreciation)[4]
	Protection Sold:
HSBC	CDX.EM.25[5]	5,620,000	1.00%	6/20/21	$(491,897)	$67,486

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional values and foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The

Diversified Income Series-24

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $1,586.

5Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia.

Summary of abbreviations:

ABS – Asset-Backed Security

AFI – Advantage Futures

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BB – Barclays Bank

BNP – BNP Paribas

BNYM – Bank of New York Mellon

BRL – Brazilian Real

CAD – Canadian Dollar

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Markets

CLO – Collateralized Loan Obligation

COP – Colombian Peso

DB – Deutsche Bank

ETF – Exchange Traded Fund

EUR – European Monetary Unit

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

GS – Goldman Sachs

HSBC – Hong Kong Shanghai Bank

IDR – Indonesian Rupiah

INR – Indian Rupee

JPMBB – JPMorgan Barclays Bank

JPMC – JPMorgan Chase Bank

JPMDB – JPMorgan Deutsche Bank

JPY – Japanese Yen

KRW – South Korean Won

LB – Lehman Brothers

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PHP – Philippine Peso

PLN – Polish Zloty

RBS – Royal Bank of Scotland

REMIC – Real Estate Mortgage Investment Conduit

RUB – Russian Ruble

SEK – Swedish Krona

S.F. – Single Family

TBA – To be announced

TD – Toronto Dominion Bank

UBS – Union Bank of Switzerland

Diversified Income Series-25

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

Summary of abbreviations (continued):

USD – U.S. Dollar

yr – Year

WF – Wells Fargo

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-26

Delaware VIP® Trust—Delaware VIP Diversified Income Series
Statement of assets and liabilities	June 30, 2016 (Unaudited)

Assets:
Investments, at value[1]	$2,214,624,512
Short-term investments, at value[2]	257,315,977
Options purchased, at value[3]	143,750
Foreign currencies, at value[4]	2,777,657
Cash	2,017,823
Cash collateral due from brokers	360,000
Receivable for securities sold	372,482,455
Dividends and interest receivable	14,339,327
Unrealized appreciation on foreign currency exchange contracts	332,645
Unrealized appreciation on credit default swap contracts	67,486
Receivable for series shares sold	31,834
Swap payments receivable	1,940
Other assets[5]	1,305,392

Total assets	2,865,800,798

Liabilities:
Payable for securities purchased	620,074,423
Bonds proceeds payable[5]	4,351,308
Cash collateral due to brokers	2,364,000
Investment management fees payable	1,064,792
Payable for series shares redeemed	723,384
Variation margin due to broker on futures contracts	683,948
Other accrued expenses	583,015
Upfront payments received on credit default swap contracts	491,897
Distribution fees payable to affiliates	386,893
Unrealized depreciation on foreign currency exchange contracts	339,603
Audit and tax fees payable to affiliates	23,639
Dividend disbursing and transfer agent fees and expenses payable to affiliates	13,681
Accounting and administration expenses payable to affiliates	8,625
Trustees’ fees and expenses payable to affiliates	6,710
Legal fees payable to affiliates	4,031
Reports and statements to shareholders expenses payable to affiliates	923
Other liabilities	5,207

Total liabilities	631,126,079

Total Net Assets	$2,234,674,719

Diversified Income Series-27

Delaware VIP® Trust—Delaware VIP Diversified Income Series

Statement of assets and liabilities (continued)

Net Assets Consist of:
Paid-in capital	$2,205,867,812
Undistributed net investment income	23,587,432
Accumulated net realized loss on investments	(38,800,165)
Net unrealized appreciation of investments	41,183,173
Net unrealized depreciation of foreign currencies	(14,078)
Net unrealized depreciation of foreign currency exchange contracts	(6,958)
Net unrealized appreciation of futures contracts	2,918,710
Net unrealized depreciation of options purchased	(130,279)
Net unrealized appreciation of swap contracts	69,072

Total Net Assets	$2,234,674,719

Net Asset Value:
Standard Class:
Net assets	$336,328,599
Shares of beneficial interest outstanding, unlimited authorization, no par	32,217,049
Net asset value per share	$10.44

Service Class:
Net assets	$1,898,346,120
Shares of beneficial interest outstanding, unlimited authorization, no par	182,873,136
Net asset value per share	$10.38

[1]Investments, at cost	$2,173,455,601
[2]Short-term investments, at cost	257,296,508
[3]Options purchased, at cost	274,029
[4]Foreign currencies, at cost	2,778,388
[5]See Note 11 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-28

Delaware VIP® Trust —

Delaware VIP Diversified Income Series

Statement of operations

Six months ended June 30, 2016 (Unaudited)

Investment Income:
Interest	$34,342,458
Dividends	249,397
Foreign tax withheld	(2,443)

34,589,412

Expenses:
Management fees	6,325,155
Distribution expenses – Service Class	2,747,329
Accounting and administration expenses	353,404
Reports and statements to shareholders expenses	203,052
Dividend disbursing and transfer agent fees and expenses	91,907
Legal fees	69,231
Custodian fees	67,206
Trustees’ fees and expenses	55,825
Audit and tax	24,596
Registration fees	397
Other	59,916

9,998,018
Less waived distribution expenses – Service Class	(457,888)
Less expense paid indirectly	(1)

Total operating expenses	9,540,129

Net Investment Income	25,049,283

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	8,753,863
Foreign currencies	(699,283)
Foreign currency exchange contracts	(1,272,985)
Futures contracts	210,984
Options purchased	473,757
Options written	(576,072)
Swap contracts	2,673,502

Net realized gain	9,563,766

Net change in unrealized appreciation (depreciation) of:
Investments[2]	65,952,004
Foreign currencies	9,997
Foreign currency exchange contracts	173,999
Futures contracts	4,134,941
Options purchased	(130,279)
Swap contracts	(206,343)

Net change in unrealized appreciation (depreciation)	69,934,319

Net Realized and Unrealized Gain	79,498,085

Net Increase in Net Assets Resulting from Operations	$104,547,368

1Includes $6,149 capital gains taxes paid.

2Includes $5,207 capital gains taxes accrued.

Delaware VIP Trust —

Delaware VIP Diversified Income Series

Statements of changes in net assets

	Six months ended 6/30/16 (Unaudited)	Year ended 12/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$25,049,283	$72,128,322
Net realized gain (loss)	9,563,766	(46,184,143)
Net change in unrealized appreciation (depreciation)	69,934,319	(56,329,941)

Net increase (decrease) in net assets resulting from operations	104,547,368	(30,385,762)

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(11,261,327)	(14,156,454)
Service Class	(58,403,940)	(52,370,637)

Net realized gain:
Standard Class	—	(5,195,029)
Service Class	—	(20,948,255)

	(69,665,267)	(92,670,375)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	7,806,287	23,335,358
Service Class	60,502,907	161,193,132

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	11,261,327	14,864,954
Service Class	58,403,940	73,318,892

	137,974,461	272,712,336

Cost of shares redeemed:
Standard Class	(26,899,664)	(149,390,421)
Service Class	(81,693,666)	(123,233,742)

	(108,593,330)	(272,624,163)

Increase in net assets derived from capital share transactions	29,381,131	88,173

Net Increase (Decrease) in Net Assets	64,263,232	(122,967,964)

Net Assets:
Beginning of period	2,170,411,487	2,293,379,451

End of period	$2,234,674,719	$2,170,411,487

Undistributed net investment income	$23,587,432	$68,203,416

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-29

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Standard Class
	Six months
	ended
	6/30/16[1]	Year ended

	(Unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$10.290	$10.840	$10.530	$11.070	$11.020	$11.280

Income (loss) from investment operations:
Net investment income[2]	0.130	0.349	0.333	0.331	0.376	0.426
Net realized and unrealized gain (loss)	0.380	(0.452)	0.221	(0.460)	0.384	0.256

Total from investment operations	0.510	(0.103)	0.554	(0.129)	0.760	0.682

Less dividends and distributions from:
Net investment income	(0.360)	(0.327)	(0.244)	(0.260)	(0.359)	(0.475)
Net realized gain	—	(0.120)	—	(0.151)	(0.351)	(0.467)

Total dividends and distributions	(0.360)	(0.447)	(0.244)	(0.411)	(0.710)	(0.942)

Net asset value, end of period	$10.440	$10.290	$10.840	$10.530	$11.070	$11.020

Total return[3]	5.03%	(1.08% )	5.32%	(1.26% )	7.20%	6.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$336,329	$339,023	$473,569	$489,953	$531,992	$517,362
Ratio of expenses to average net assets	0.67%	0.67%	0.67%	0.67%	0.68%	0.68%
Ratio of net investment income to average net assets	2.53%	3.29%	3.09%	3.10%	3.43%	3.87%
Portfolio turnover	163%	250%	252%	260%	216%	233%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-30

Delaware VIP® Diversified Income Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Service Class
	Six months ended 6/30/16[1]	Year ended

	(Unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$10.220	$10.770	$10.470	$11.000	$10.960	$11.220

Income (loss) from investment operations:
Net investment income[2]	0.117	0.321	0.305	0.303	0.347	0.396
Net realized and unrealized gain (loss)	0.377	(0.451)	0.212	(0.449)	0.376	0.258

Total from investment operations	0.494	(0.130)	0.517	(0.146)	0.723	0.654

Less dividends and distributions from:
Net investment income	(0.334)	(0.300)	(0.217)	(0.233)	(0.332)	(0.447)
Net realized gain	—	(0.120)	—	(0.151)	(0.351)	(0.467)

Total dividends and distributions	(0.334)	(0.420)	(0.217)	(0.384)	(0.683)	(0.914)

Net asset value, end of period	$10.380	$10.220	$10.770	$10.470	$11.000	$10.960

Total return[3]	4.90%	(1.34% )	4.98%	(1.42% )	6.87%	6.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,898,346	$1,831,388	$1,819,811	$1,536,240	$1,519,853	$1,299,943
Ratio of expenses to average net assets	0.92%	0.92%	0.92%	0.92%	0.93%	0.93%
Ratio of expenses to average net assets prior to fees waived	0.97%	0.97%	0.97%	0.97%	0.98%	0.98%
Ratio of net investment income to average net assets	2.28%	3.04%	2.84%	2.85%	3.18%	3.62%
Ratio of net investment income to average net assets prior to fees waived	2.23%	2.99%	2.79%	2.80%	3.13%	3.57%
Portfolio turnover	163%	250%	252%	260%	216%	233%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-31

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Notes to financial statements

June 30, 2016 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal and Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2012–Dec. 31, 2015), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series.

Class Accounting—Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2016 and matured on the next business day.

To Be Announced Trades (TBA)—The Series may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery. At June 30, 2016, the Series received $2,364,000 cash collateral for TBA transactions as of June 30, 2016, which is shown as “Cash collateral due to brokers” on the “Statement of assets and liabilities.”

Diversified Income Series-32

Delaware VIP® Diversified Income Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes to foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The Series is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series may pay foreign capital gain taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2016.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2016, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. For the six months ended June 30, 2016, the Series was charged $51,480 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2016, the Series was charged $81,166 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fee from Jan. 1, 2016 through June 31, 2016* in order to limit distribution and service fee of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

Diversified Income Series-33

Delaware VIP® Diversified Income Series

Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Series bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2016, the Series was charged $24,141 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The contractual waiver period is from April 30, 2015 through May 1, 2017.

3. Investments

For the six months ended June 30, 2016, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$2,624,968,803
Purchases of U.S. government securities	915,423,222
Sales other than U.S. government securities	2,284,654,926
Sales of U.S. government securities	1,187,536,616

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$2,430,752,109	$57,771,183	$(16,582,803)	$41,188,380

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character

Short-term	Long-term	Total
$30,429,008	$15,390,832	$45,819,840

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

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Notes to financial statements (continued)

3. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2016:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities[1]	$—	$869,151,838	$3,636,510	$872,788,348
Collateralized Debt Obligations	—	35,483,968	—	35,483,968
Corporate Debt	—	970,049,448	—	970,049,448
Foreign Debt	—	103,806,975	—	103,806,975
Municipal Bonds	—	16,039,436	—	16,039,436
Senior Secured Loans[1]	—	159,586,269	9,400,205	168,986,474
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	5,774,106	27,801	—	5,801,907
Exchange-Traded Fund	1,117,908	—	—	1,117,908
Preferred Stock	—	11,098,054	—	11,098,054
Option Purchased	143,750	—	—	143,750
U.S. Treasury Obligations	—	29,451,994	—	29,451,994
Short-Term Investments	—	257,315,977	—	257,315,977

Total Value of Securities	$7,035,764	$2,452,011,760	$13,036,715	$2,472,084,239

Foreign Currency Exchange Contracts	$—	$(6,958)	$—	$(6,958)
Futures Contracts	2,918,710	—	—	2,918,710
Swap Contracts	—	67,486	—	67,486

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	—	99.58%	0.42%	100.00%
Senior Secured Loans	—	94.44%	5.56%	100.00%
Convertible Preferred Stock	99.52%	0.48%	—	100.00%

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of period in relation to the Series’ net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

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Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/16	Year ended 12/31/15
Shares sold:
Standard Class	753,472	2,178,028
Service Class	5,876,676	15,136,868

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,101,891	1,398,396
Service Class	5,742,767	6,929,952

	13,474,806	25,643,244

Shares redeemed:
Standard Class	(2,582,604)	(14,303,180)
Service Class	(7,909,844)	(11,808,731)

	(10,492,448)	(26,111,911)

Net increase (decrease)	2,982,358	(468,667)

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 7, 2016.

The Series had no amount outstanding as of June 30, 2016 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, The Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

During the six months ended June 30, 2016, the Series entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owned that were denominated in foreign currencies.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government

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Notes to financial statements (continued)

6. Derivatives (continued)

securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2016, the Series posted securities, comprised of U.S. treasury obligations with a value of $3,574,161 as margin for open futures contracts, which is presented on the “Schedule of investments.”

During the six months ended June 30, 2016, the Series used futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts – During the six months ended June 30, 2016, the Series entered into options contracts in the normal course of pursuing its investment objective. The Series may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Call Options	Number of Contracts	Premiums
Options outstanding at Dec. 31, 2015	—	$—
Options purchased	2,567,849	156,728
Options expired	(2,567,000)	(24,072)
Options exercised	(849)	(132,656)

Options outstanding at June 30, 2016	—	$—

Put Options	Number of Contracts	Premiums
Options outstanding at Dec. 31, 2015	—	$—
Options written	2,567,000	62,423
Options expired	(2,567,000)	(62,423)

Options outstanding at June 30, 2016	—	$—

During the six months ended June 30, 2016, the Series used options contracts to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions.

Swap Contracts – The Series may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Series may invest in interest swaps to manage the Series’ sensitivity to interest rates or to hedge against changes in interest rates. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Series will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB-by Standard & Poor’s Financial Services LLC. (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Series’

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Notes to financial statements (continued)

6. Derivatives (continued)

maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2016, the Series entered into interest rate swap contracts to manage the Series’ sensitivity to interest rate or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2016, the Series entered into CDS contracts as a purchaser of protection and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to central counterparties for central cleared CDS basket trades, as determined by the applicable central counterparty.

As disclosed in the footnotes to the Schedule of Investments, at June 30, 2016, the notional value of the protection sold was $5,620,000, which reflects the maximum potential amount the Series would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2016, net unrealized appreciation of the protection sold was $67,486

CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to generalaparket risk, liquidity risk, counterparty risk, and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2016, the Series used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Series terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At June 30, 2016, The Series posted $360,000 as cash collateral for certain open derivatives, which is presented as “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

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Notes to financial statements (continued)

6. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Equity Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$332,645	$ —	$ —	$ —	$ 332,645
Variation margin due to broker on futures contracts*	—	—	3,484,444	—	3,484,444
Unrealized appreciation on credit default swap contracts	—	—	—	67,486	67,486
Options purchased, at value	—	143,750	—	—	143,750
Total	$332,645	$143,750	$3,484,444	$67,486	$4,028,325
	Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Equity Contracts	Interest Rate Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$339,603	$ —	$ —	$339,603
Variation margin due to broker on futures contracts*	—	558,780	6,954	565,734
Total	$339,603	$558,780	$6,954	$905,337

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2016. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2016 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$(1,272,985)	$—	$—	$86,495	$—	$(1,186,490)
Equity contracts	—	2,869	—	—	—	2,869
Interest rate contracts	—	208,115	473,757	(662,567)	3,653,981	3,673,286
Credit contracts	—	—	—	—	(980,479)	(980,479)

Total	$(1,272,985)	$210,984	$473,757	$(576,072)	$2,673,502	$1,509,186

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Swaps Contracts	Total
Currency contracts	$173,999	$—	$—	$—	$173,999
Equity contracts	—	(374,728)	—	—	(374,728)
Interest rate contracts	—	4,509,669	(130,279)	—	4,379,390
Credit contracts	—	—	—	(206,343)	(206,343)

Total	$173,999	$4,134,941	$(130,279)	$(206,343)	$3,972,318

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Notes to financial statements (continued)

6. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2016:

	Long Derivatives Volume		Short Derivatives Volume
Foreign currency exchange contracts (average cost)	USD	33,833,816	USD	52,133,916
Futures contracts (average notional value)		89,488		5,936
Options contracts (average notional value)		—		—
Swap contracts (average notional value)*		30,640,077		3,911,000
	EUR	6,328,160		—
Interest rate swap contracts (average notional value)**	USD	35,466,720		—

*  Long represents buying protection and short represents selling protection.

**Long represents receiving fixed interest payments and short represents paying fixed interest payments.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At June 30, 2016, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$ 46,567	$(222,516)	$(175,949)
Barclays Bank	64,321	(687)	63,634
BNP Paribas	11,681	(20,936)	(9,255)
BNY Mellon	15,502	—	15,502
Hong Kong Shanghai Bank	203,990	—	203,990
JPMorgan Chase Bank	10,188	(45,569)	(35,381)
Toronto Dominion Bank	47,882	(49,895)	(2,013)
Total	$400,131	$(339,603)	$ 60,528

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Notes to financial statements (continued)

7. Offsetting (continued)

		Fair Value of Non-Cash	Cash Collateral	Fair Value of Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received	Collateral Pledged	Pledged	Net Exposure(a)
Bank of America Merrill Lynch	$(175,949)	$—	$—	$—	$—	$(175,949)
Barclays Bank	63,634	—	—	—	—	63,634
BNP Paribas	(9,255)	—	—	—	—	(9,255)
BNY Mellon	15,502	—	—	—	—	15,502
Hong Kong Shanghai Bank	203,990	—	—	—	—	203,990
JPMorgan Chase Bank	(35,381)	—	—	—	—	(35,381)
Toronto Dominion Bank	(2,013)	—	—	—	—	(2,013)

Total	$60,528	$—	$—	$—	$—	$60,528

Master Repurchase Agreements

	Repurchase	Fair Value of Non-Cash	Cash Collateral	Net Collateral
Counterparty	Agreements	Collateral Received	Received	Received	Net Exposure(a)
Bank of America Merrill Lynch	$10,249,778	$(10,249,778)	$—	$(10,249,778)	$—
Bank of Montreal	17,082,964	(17,082,964)	—	(17,082,964)	—
BNP Paribas	1,701,258	(1,701,258)	—	(1,701,258)	—

Total	$29,034,000	$(29,034,000)	$—	$(29,034,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

8. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day, to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

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Notes to financial statements (continued)

8. Securities Lending (continued)

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2016, the Series had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have

Diversified Income Series-42

Delaware VIP® Diversified Income Series

Notes to financial statements

9. Credit and Market Risk (continued)

been identified on the “Schedule of investments.” When monitoring compliance with the Series’ illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Series will be considered.

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. General Motors Term Loan Litigation

The Series received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Series in 2009. We believe the matter subject to the litigation notice will likely lead to a recovery from the Series of certain amounts received by the Series because a U.S. Court of Appeals has ruled that the Series and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third party. The Series received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Series should not have received payment in full. Based upon currently available information related to the litigation and the Series’ potential exposure, the Series recorded a liability of $4,351,308 and an asset of $1,305,392 based on the expected recoveries to unsecured creditors as of June 30, 2016 that resulted in a net decrease in the Series’ NAV to reflect this likely recovery.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com/proxy; and (ii) on the Commission’s website at sec.gov.

SA-VIPDIVINC 21181 (8/16) (17290)	Diversified Income Series-43

Delaware VIP® Trust
Delaware VIP Emerging Markets Series

Semiannual report
June 30, 2016

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2016, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP® Emerging Markets Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Disclosure of Series expenses

For the six-month period from January 1, 2016 to June 30, 2016 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2016 to June 30, 2016.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual Series return†
Standard Class	$1,000.00	$1,064.40	1.38%	$7.08
Service Class	1,000.00	1,063.70	1.63%	8.36
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,018.00	1.38%	$6.92
Service Class	1,000.00	1,016.76	1.63%	8.17

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Emerging Markets Series-1

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Security type / country and sector allocations

As of June 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / country	Percentage of net assets
Common Stock by Country	94.64%
Argentina	4.36%
Bahrain	0.07%
Brazil	12.27%
Chile	1.06%
China/Hong Kong	23.36%
France	1.69%
India	5.51%
Indonesia	0.27%
Malaysia	1.27%
Mexico	6.35%
Peru	0.30%
Poland	0.95%
Republic of Korea	17.09%
Russia	5.38%
South Africa	2.92%
Taiwan	8.37%
Thailand	0.89%
Turkey	0.96%
United Kingdom	0.20%
United States	1.37%
Exchange-Traded Fund	1.52%
Preferred Stock by Country	6.08%
Brazil	1.47%
Republic of Korea	2.57%
Russia	2.04%
Participation Notes	0.00%
Rights	0.00%
Total Value of Securities	102.24%
Liabilities Net of Receivables and Other Assets	(2.24%)
Total Net Assets	100.00%

Common stock, preferred stock, participation notes and rights by sector²	Percentage of net assets
Consumer Discretionary	6.86%
Consumer Staples	9.62%
Energy	15.68%
Financials	14.74%
Healthcare	1.69%
Industrials	3.10%
Information Technology	30.83%
Materials	5.36%
Telecommunication Services	11.47%
Utilities	1.37%
Total	100.72%

* To monitor compliance with the Series’ concentration guidelines, the Information Technology sector (as disclosed herein for financial reporting purposes) is divided into various sub-categories or “industries,” in this case, electronics, Internet, semiconductors, and software. As of June 30, 2016, such amounts, as a percentage of total net assets, were 0.96%, 16.35%, 12.08%, and 1.44%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentage in the “Information Technology sector” for financial reporting purposes may exceed 25%.

Emerging Markets Series-2

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Schedule of investments

June 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 94.64% Δ
Argentina – 4.36%
Arcos Dorados Holdings Class A †	449,841	$2,145,742
Cresud ADR †	326,450	4,612,739
Grupo Clarin Class B GDR 144A #@=	209,100	4,367,848
IRSA Inversiones y Representaciones ADR @†	430,000	7,228,300
Pampa Energia ADR †	44,500	1,216,630
YPF ADR	106,800	2,050,560

		21,621,819

Bahrain – 0.07%
Aluminum Bahrain GDR 144A #@	91,200	335,944

		335,944

Brazil – 12.27%
Aes Tiete Energia	319,936	1,469,058
B2W Cia Digital †	1,507,600	4,421,004
Banco Bradesco ADR	660,000	5,154,600
Banco Santander Brasil ADR	476,000	2,713,200
Braskem ADR	78,499	930,213
BRF ADR	341,500	4,757,095
Centrais Eletricas Brasileiras †	711,800	2,814,139
Cia Brasileira de Distribuicao ADR	395,790	5,758,745
Cia Hering	514,500	2,373,654
Cyrela Brazil Realty Empreendimentos e Participacoes	266,900	846,655
Fibria Celulose ADR	450,000	3,042,000
Gerdau	389,400	513,979
Gerdau ADR	444,900	809,718
Hypermarcas	553,000	4,002,506
Itau Unibanco Holding ADR	665,500	6,282,320
JBS	393,784	1,225,863
Petroleo Brasileiro ADR †	488,906	3,500,567
Rumo Logistica Operadora Multimodal †	166,548	255,087
Telefonica Brasil ADR	350,000	4,760,000
TIM Participacoes ADR	500,000	5,275,000

		60,905,403

Chile – 1.06%
Sociedad Quimica y Minera de Chile ADR	212,100	5,243,112

		5,243,112

China/Hong Kong – 23.36%
Alibaba Group Holding ADR †	70,000	5,567,100
Baidu ADR †	130,000	21,469,500
Bank of China	13,346,000	5,363,863
China Construction Bank	7,118,000	4,745,130
China Mengniu Dairy	1,448,000	2,533,149
China Mobile ADR	200,000	11,580,000
China Petroleum & Chemical	2,260,000	1,633,119
China Petroleum & Chemical ADR	42,234	3,040,848
First Pacific	3,185,195	2,312,432
Fosun International	131,708	171,280
JD.com ADR †	91,700	1,946,791
Kunlun Energy	4,622,900	3,847,097

	Number of shares	Value (U.S. $)

Common Stock Δ (continued)
China/Hong Kong (continued)
PetroChina Class H	3,000,000	$2,067,715
PetroChina ADR	40,000	2,716,800
Qunar Cayman Islands ADR †	42,500	1,266,075
SINA †	200,000	10,374,000
Sohu.com †	450,000	17,037,000
Tencent Holdings	412,500	9,462,615
Tianjin Development Holdings	35,950	16,271
Tingyi Cayman Islands Holding	1,706,000	1,619,956
TravelSky Technology	3,700,441	7,153,773

		115,924,514

France – 1.69%
Sanofi ADR	200,000	8,370,000

		8,370,000

India – 5.51%
Cairn India	473,000	990,867
Indiabulls Real Estate GDR †	44,628	61,542
Makemytrip †	100,000	1,486,000
RattanIndia Infrastructure GDR =†	131,652	7,315
Reliance Communications †	1,194,362	905,333
Reliance Industries	800,000	11,523,794
Reliance Industries GDR 144A #	430,000	12,276,500
Sify Technologies ADR	91,200	100,320

		27,351,671

Indonesia – 0.27%
Tambang Batubara Bukit Asam Persero	2,241,097	1,318,405

		1,318,405

Malaysia – 1.27%
Hong Leong Bank	1,549,790	5,083,643
UEM Sunrise	4,748,132	1,218,828

		6,302,471

Mexico – 6.35%
America Movil Class L ADR	210,742	2,583,697
Cemex ADR †	486,720	3,003,062
Fomento Economico Mexicano ADR	98,307	9,092,414
Grupo Financiero Banorte Class O	754,700	4,217,970
Grupo Lala	606,200	1,336,571
Grupo Televisa ADR	432,500	11,262,300

		31,496,014

Peru – 0.30%
Cia de Minas Buenaventura ADR †	125,440	1,499,008

		1,499,008

Poland – 0.95%
Jastrzebska Spolka Weglowa †	26,987	117,961
Polski Koncern Naftowy Orlen	261,369	4,591,073

		4,709,034

Republic of Korea – 17.09%
CJ	45,695	8,067,670
Hite Jinro	150,000	3,121,647
KB Financial Group ADR	165,996	4,724,246
KCC	3,272	1,088,319

Emerging Markets Series-3

Delaware VIP® Emerging Markets Series

Schedule of investments (continued)

	Number of shares	Value (U.S. $)

Common Stock Δ (continued)
Republic of Korea (continued)
LG Display ADR	188,309	$2,182,501
LG Electronics	62,908	2,962,759
LG Uplus	500,000	4,748,835
Lotte Chilsung Beverage	8	12,437
Lotte Confectionery	29,040	4,928,871
Samsung Electronics	19,654	24,476,134
Samsung Life Insurance	71,180	6,229,002
Samsung SDI	17,625	1,668,725
SK Communications †	95,525	244,457
SK Hynix	120,000	3,414,838
SK Telecom	16,491	3,098,113
SK Telecom ADR	660,000	13,807,200

		84,775,754

Russia – 5.38%
Chelyabinsk Zinc Plant GDR @†	69,200	381,327
Enel OGK-5 GDR	15,101	7,919
Etalon Group GDR 144A #=	354,800	867,486
Gazprom ADR	783,900	3,387,207
Lukoil (London International Exchange) ADR	133,500	5,587,460
MegaFon GDR	234,178	2,445,482
Mobile TeleSystems ADR	154,402	1,278,449
Sberbank of Russia =	3,308,402	6,881,052
Surgutneftegas ADR	294,652	1,503,553
TPlus †	25,634	214
Yandex Class A †	200,000	4,370,000

		26,710,149

South Africa – 2.92%
ArcelorMittal South Africa †	374,610	214,014
Impala Platinum Holdings †	135,751	437,380
Sasol	76,270	2,063,390
Sasol ADR	65,127	1,766,244
Standard Bank Group	287,970	2,508,055
Sun International	168,124	982,169
Tongaat-Hulett	182,915	1,457,433
Vodacom Group	444,868	5,069,125

		14,497,810

Taiwan – 8.37%
Formosa Chemicals & Fibre	2,128,998	5,375,115
Hon Hai Precision Industry	1,005,188	2,589,651
MediaTek	1,045,000	7,985,428
Mitac Holdings	6,600,000	4,892,352
President Chain Store	890,000	6,953,887
Taiwan Semiconductor Manufacturing	2,375,864	11,973,635
United Microelectronics ADR	889,700	1,770,503

		41,540,571

Thailand – 0.89%
Bangkok Bank-Foreign	638,091	2,954,213
PTT Exploration & Production - Foreign	617,051	1,457,462

		4,411,675

	Number of shares	Value (U.S. $)

Common Stock Δ (continued)
Turkey – 0.96%
Turkcell Iletisim Hizmetleri †	368,462	$1,354,654
Turkiye Sise ve Cam Fabrikalari	2,739,052	3,386,669

		4,741,323

United Kingdom – 0.20%
Anglo American ADR †	92,815	449,225
Griffin Mining @†	1,642,873	560,985

		1,010,210

United States – 1.37%
Avon Products	241,200	911,736
Yahoo †	157,300	5,908,188

		6,819,924

Total Common Stock (cost $547,265,756)		469,584,811

Exchange-Traded Fund – 1.52%
iShares MSCI Turkey	190,000	7,533,500

Total Exchange-Traded Fund (cost $8,387,114)		7,533,500

Preferred Stock – 6.08%
Brazil – 1.47%
Braskem Class A 6.86%	288,768	1,707,995
Centrais Eletricas Brasileiras Class B †	233,700	1,274,608
Petroleo Brasileiro Class A ADR †	403,795	2,346,049
Vale Class A 2.66%	489,400	1,976,004

		7,304,656

Republic of Korea – 2.57%
CJ 1.42% @	28,030	2,423,659
Samsung Electronics 1.77%	9,995	10,310,717

		12,734,376

Russia – 2.04%
AK Transneft =†	3,887	10,120,773

		10,120,773

Total Preferred Stock (cost $28,454,111)		30,159,805

Participation Notes – 0.00%
Lehman Indian Oil
CW 12 LEPO 144A #=†	100,339	0
Lehman Oil & Natural Gas
CW 12 LEPO =†	146,971	0

Total Participation Notes (cost $4,952,197)		0

Emerging Markets Series-4

Delaware VIP® Emerging Markets Series

Schedule of investments (continued)

	Number of Shares	Value (U.S. $)

Rights – 0.00%
B2W Cia Digital exercise price BRL 10.00, expiration date 7/20/16 †	264,224	$0

Total Rights (cost $0)		0

Total Value of Securities – 102.24% (cost $589,059,178)	$507,278,116

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $17,847,778, which represents 3.60% of the Series’ net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $15,298,063, which represents 3.08% of the Series’ net assets. See Note 9 in “Notes to financial statements.”
=

Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2016, the aggregate value of fair valued securities was $22,244,474, which represents 4.48% of the Series’ net assets. See Note 1 in “Notes to financial statements.”

†	Non-income-producing security.
Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 2 in “Security type / country and sector allocations.”

The following foreign currency exchange contract was outstanding at June 30, 2016:1

Foreign Currency Exchange Contract

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	BRL	14,738	USD	(4,558)	7/1/16	$28

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contract presented above represents the Series’ total exposure in such contract, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 6 in “Notes to financial statements.”

Summary of Abbreviations:

ADR – American Depositary Receipt

BNYM – BNY Mellon

BRL – Brazilian Real

GDR – Global Depositary Receipt

LEPO – Low Exercise Price Option

USD – U.S. Dollar

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-5

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Statement of assets and liabilities	June 30, 2016 (Unaudited)

Assets:
Investments, at value[1]	$507,278,116
Foreign currencies, at value[2]	6,278,009
Dividends and interest receivable	1,691,460
Receivable for series shares sold	19,978
Unrealized appreciation on foreign currency exchange contracts	28

Total assets	515,267,591

Liabilities:
Cash overdraft	17,731,391
Payable for series shares redeemed	219,362
Payable for securities purchased	11,551
Investment management fees payable	481,104
Other accrued expenses	159,371
Distribution fees payable to affiliates	61,831
Audit and tax fees payable	17,748
Dividend disbursing and transfer agent fees and expenses payable to affiliates	2,971
Accounting and administration expenses payable to affiliates	1,873
Trustees’ fees and expenses payable	1,453
Legal fees payable to affiliates	874
Reports and statements to shareholders payable to affiliates	205
Capital gain tax payable	414,699

Total liabilities	19,104,433

Total Net Assets	$496,163,158

Net Assets Consist of:
Paid-in capital	$585,783,645
Distribution in excess of net investment income	(2,463,104)
Accumulated net realized loss on investments	(5,010,678)
Net unrealized depreciation of investments	(81,781,062)
Net unrealized depreciation of foreign currencies	(365,671)
Net unrealized appreciation of foreign currency exchange contracts	28

Total Net Assets	$496,163,158

Standard Class:
Net assets	$188,239,325
Shares of beneficial interest outstanding, unlimited authorization, no par	11,229,632
Net asset value per share	$16.76

Service Class:
Net assets	$307,923,833
Shares of beneficial interest outstanding, unlimited authorization, no par	18,405,888
Net asset value per share	$16.73

[1]Investments, at cost	$589,059,178
[2]Foreign currencies, at cost	6,225,924

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-6

Delaware VIP® Trust —

Delaware VIP Emerging Markets Series

Statement of operations

Six months ended June 30, 2016 (Unaudited)

Investment Income:
Dividends	$5,386,231
Foreign tax withheld	(560,409)

4,825,822

Expenses:
Management fees	2,951,354
Distribution expenses - Service Class	449,355
Custodian fees	140,164
Accounting and administration expenses	77,068
Reports and statements to shareholders	39,458
Audit and tax	23,950
Dividend disbursing and transfer agent fees and expenses	20,321
Legal fees	17,659
Trustees’ fees and expenses	12,549
Registration fees	377
Other	10,735

3,742,990
Less waived distribution expenses - Service Class	(74,726)
Less expenses waived	(29,507)
Less expense paid indirectly	(1)

Total operating expenses	3,638,756

Net Investment Income	1,187,066

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(4,107,177)
Foreign currencies	(28,093)
Foreign currency exchange contracts	1,983

Net realized loss	(4,133,287)

Net change in unrealized appreciation (depreciation) of:
Investments*	33,459,520
Foreign currencies	68,582
Foreign currency exchange contracts	(5,760)

Net change in unrealized appreciation (depreciation)	33,522,342

Net Realized and Unrealized Gain	29,389,055

Net Increase in Net Assets Resulting from Operations	$30,576,121

* Includes $294,296 increase in capital gains taxes.

Delaware VIP Trust —

Delaware VIP Emerging Markets Series

Statements of changes in net assets

	Six months ended 6/30/16 (Unaudited)	Year ended 12/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,187,066	$2,798,248
Net realized gain (loss)	(4,133,287)	10,873,179
Net change in unrealized appreciation (depreciation)	33,522,342	(92,838,362)

Net increase (decrease) in net assets resulting from operations	30,576,121	(79,166,935)

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(2,030,270)	(1,532,363)
Service Class	(2,640,795)	(2,026,629)

Net realized gain:
Standard Class	(4,039,055)	(3,597,723)
Service Class	(6,943,628)	(7,093,200)

	(15,653,748)	(14,249,915)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	13,411,262	46,941,160
Service Class	7,648,149	40,578,196

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	6,069,325	5,130,086
Service Class	9,584,423	9,119,829

	36,713,159	101,769,271

Cost of shares redeemed:
Standard Class	(8,621,322)	(19,407,226)
Service Class	(29,011,780)	(41,453,614)

	(37,633,102)	(60,860,840)

Increase (decrease) in net assets derived from capital share transactions	(919,943)	40,908,431

Net Increase (Decrease) in Net Assets	14,002,430	(52,508,419)

Net Assets:
Beginning of period	482,160,728	534,669,147

End of period	$496,163,158	$482,160,728

Undistributed (distributions in excess of) net investment income	$(2,463,104)	$1,020,895

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-7

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Standard Class
	Six months ended 6/30/16[1] (Unaudited)	12/31/15	12/31/14	Year ended 12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$16.270	$19.540	$21.470	$19.840	$17.510	$22.190

Income (loss) from investment operations:
Net investment income[2]	0.053	0.127	0.133	0.138	0.205	0.228
Net realized and unrealized gain (loss)	1.002	(2.858)	(1.849)	1.839	2.316	(4.526)

Total from investment operations	1.055	(2.731)	(1.716)	1.977	2.521	(4.298)

Less dividends and distributions from:
Net investment income	(0.189)	(0.161)	(0.135)	(0.347)	(0.191)	(0.382)
Net realized gain	(0.376)	(0.378)	(0.079)	—	—	—

Total dividends and distributions	(0.565)	(0.539)	(0.214)	(0.347)	(0.191)	(0.382)

Net asset value, end of period	$16.760	$16.270	$19.540	$21.470	$19.840	$17.510

Total return[3]	6.44%	(14.51% )	(8.06% )	10.14%	14.44%	(19.78% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$188,239	$172,098	$172,200	$175,134	$140,966	$160,142
Ratio of expenses to average net assets	1.38%	1.37%	1.38%	1.41%	1.40%	1.39%
Ratio of expenses to average net assets prior to fees waived	1.39%	1.37%	1.38%	1.41%	1.40%	1.39%
Ratio of net investment income to average net assets	0.66%	0.70%	0.62%	0.68%	1.11%	1.11%
Ratio of net investment income to average net assets prior to fees waived	0.65%	0.70%	0.62%	0.68%	1.11%	1.11%
Portfolio turnover	3%	6%	5%	16%	22%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-8

Delaware VIP® Emerging Markets Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Service Class
	Six months ended 6/30/16[1] (Unaudited)	12/31/15	12/31/14	Year ended 12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$16.210	$19.480	$21.400	$19.780	$17.450	$22.130

Income (loss) from investment operations:
Net investment income[2]	0.033	0.081	0.079	0.087	0.158	0.174
Net realized and unrealized gain (loss)	1.006	(2.865)	(1.836)	1.834	2.312	(4.520)

Total from investment operations	1.039	(2.784)	(1.757)	1.921	2.470	(4.346)

Less dividends and distributions from:
Net investment income	(0.143)	(0.108)	(0.084)	(0.301)	(0.140)	(0.334)
Net realized gain	(0.376)	(0.378)	(0.079)	—	—	—

Total dividends and distributions	(0.519)	(0.486)	(0.163)	(0.301)	(0.140)	(0.334)

Net asset value, end of period	$16.730	$16.210	$19.480	$21.400	$19.780	$17.450

Total return[3]	6.37%	(14.77% )	(8.26% )	9.86%	14.19%	(20.00% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$307,924	$310,063	$362,469	$406,571	$389,349	$345,392
Ratio of expenses to average net assets	1.63%	1.62%	1.63%	1.66%	1.65%	1.64%
Ratio of expenses to average net assets prior to fees waived	1.69%	1.67%	1.68%	1.71%	1.70%	1.69%
Ratio of net investment income to average net assets	0.41%	0.45%	0.37%	0.43%	0.86%	0.86%
Ratio of net investment income to average net assets prior to fees waived	0.35%	0.40%	0.32%	0.38%	0.81%	0.81%
Portfolio turnover	3%	6%	5%	16%	22%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-9

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Notes to financial statements

June 30, 2016 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2012–Dec. 31, 2015), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series.

Class Accounting—Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At June 30, 2016, the Series had no open repurchase agreements.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The realized gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The Series is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Emerging Markets Series-10

Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2016.

The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six month ended June 30, 2016, the Series earned $1 under this agreement.

During the six months ended June 30, 2016, the Series frequently maintained a negative cash balance with its custodian, which is considered a form of borrowing or leverage. If the Series maintains a negative cash balance and the Series’ investments decrease in value, the Series’ losses will be greater than if the Series did not maintain a negative cash balance. The Series is required to pay interest to the custodian on negative cash balances. During the six months ended June 30, 2016, the Series had an average outstanding overdraft balance equal to 2.61%% of its average net assets for which it was charged interest of $31,672, which is included on the “Statement of operations” under “Custodian fees.” The average borrowing rate charged on the overdraft was 0.51%.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses (excluding any 12b-1 fees, taxes, interest, short sale dividend and interest expenses, acquired fund fees and expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 1.35% of the Series’ average daily net assets from April 29, 2016 through June 30, 2016.* Prior to April 29, 2016, the Series’ had no management fee waiver. These expense waivers and reimbursements may only be terminated by agreement of DMC and the Series.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2016, the Series was charged $11,230 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2016, the Series was charged $17,709 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid directly by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees from Jan. 1, 2016 through June 30, 2016** in order to limit distribution and service fees of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

Emerging Markets Series-11

Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Series bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. These amounts are included on the “Statement of operations” under “Legal fees.” For the six months ended June 30, 2016, the Series was charged $5,364 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

* The contractual waiver period is from April 29, 2016 through May 1, 2017.

**The contractual waiver period is from April 29, 2015 through May 1, 2017.

3. Investments

For the six months ended June 30, 2016, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$13,698,029
Sales	23,790,701

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Depreciation of Investments
$589,059,178	$106,433,225	$(188,214,287)	$(81,781,062)

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Emerging Markets Series-12

Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2016:

Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$17,253,971	$4,367,848	$—	$21,621,819
Bahrain	—	335,944	—	335,944
Brazil	60,905,403	—	—	60,905,403
Chile	5,243,112	—	—	5,243,112
China/Hong Kong	74,998,114	40,926,400	—	115,924,514
France	8,370,000	—	—	8,370,000
India	13,924,362	13,427,309	—	27,351,671
Indonesia	—	1,318,405	—	1,318,405
Malaysia	—	6,302,471	—	6,302,471
Mexico	31,496,014	—	—	31,496,014
Peru	1,499,008	—	—	1,499,008
Poland	—	4,709,034	—	4,709,034
Republic of Korea	25,642,818	59,132,936	—	84,775,754
Russia	5,648,663	21,061,486	—	26,710,149
South Africa	4,205,846	10,291,964	—	14,497,810
Taiwan	1,770,503	39,770,068	—	41,540,571
Thailand	1,457,462	2,954,213	—	4,411,675
Turkey	—	4,741,323	—	4,741,323
United Kingdom	1,010,210	—	—	1,010,210
United States	6,819,924	—	—	6,819,924
Exchange-Traded Fund	7,533,500	—	—	7,533,500
Preferred Stock[1]	7,304,656	22,855,149	—	30,159,805
Participation Notes	—	—	—	—
Rights	—	—	—	—

Total Value of Securities	$275,083,566	$232,194,550	$—	$507,278,116

Foreign Currency Exchange Contract	$—	$28	$—	$28

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 24.22% and 75.78%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments and Level 2 investments represent investments with observable inputs.

As a result of utilizing international fair value pricing at June 30, 2016, a portion of the portfolio was categorized as Level 2.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Series’ net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

Emerging Markets Series-13

Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/16	Year ended 12/31/15
Shares sold:
Standard Class	830,468	2,613,870
Service Class	493,935	2,337,333
Shares issued upon reinvestment of dividends and distributions:
Standard Class	357,439	254,848
Service Class	565,452	453,722
	2,247,294	5,659,773
Shares redeemed:
Standard Class	(537,458)	(1,100,029)
Service Class	(1,776,760)	(2,275,226)
	(2,314,218)	(3,375,255)
Net increase (decrease)	(66,924)	2,284,518

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 7, 2016.

The Series had no amounts outstanding as of June 30, 2016 or at any time during the six months then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

During the six months ended June 30, 2016, the Series entered into foreign currency exchange contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

At June 30, 2016, the Series experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed as “Unrealized appreciation on foreign currency exchange contracts” on the “Statement of assets and liabilities” and as “Net realized gain on foreign currency exchange contracts” on the “Statement of operations.”

Emerging Markets Series-14

Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

6. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2016.

	Long Derivatives Volume	Short Derivatives Volume
Foreign currency exchange contracts (average cost)	$10,938	$1,747

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At June 30, 2016, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities:

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$28	$ —	$28

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
BNY Mellon	$28	$ —	$ —	$ —	$ —	$28

(a) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a net asset value per unit of $1.00.

Emerging Markets Series-15

Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

8. Securities Lending (continued)

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2016, the Series had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedule of investments.” When monitoring compliance with the Series’ illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Series will be considered.

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure in the Series’ financial statements.

Emerging Markets Series-16

Delaware VIP® Emerging Markets Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com/proxy; and (ii) on the Commission’s website at sec.gov.

SA-VIPEM 21182 (8/16) (17290)	Emerging Markets Series-17

Delaware VIP® Trust
Delaware VIP Smid Cap Growth Series
Semiannual report
June 30, 2016

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2016, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP® Smid Cap Growth Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust –   Delaware VIP Smid Cap Growth Series

Disclosure of Series expenses

For the six-month period from January 1, 2016 to June 30, 2016 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2016 to June 30, 2016.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/16 to
	1/1/16	6/30/16	Ratio	6/30/16*

Actual Series return†
Standard Class	$1,000.00	$1,016.20	0.83%	$4.16
Service Class	1,000.00	1,014.80	1.08%	5.41

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.74	0.83%	$4.17
Service Class	1,000.00	1,019.49	1.08%	5.42

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Smid Cap Growth Series-1

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage of
Security type / sector	net assets

Common Stock²	96.09%
Consumer Discretionary[1]	28.83%
Energy	3.89%
Financial Services	15.30%
Healthcare	12.18%
Producer Durables	11.64%
Technology	20.10%
Utilities	4.15%

Short-Term Investments	3.97%

Total Value of Securities	100.06%

Liabilities Net of Receivables and Other Assets	(0.06%)

Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

[1]

To monitor compliance with the Series’ concentration guidelines as described in the Series’ prospectus, the Consumer Discretionary sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the 1940 Act). The Consumer Discretionary sector consisted of internet, leisure time, real estate investment trusts, and retail. As of June 30, 2016 such amounts, as percentages of total net assets, were 7.75%, 2.35%, 3.92%, and 14.81%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentage in the “Consumer Discretionary sector” for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets

Sally Beauty Holdings	6.12%
Bio-Techne	5.92%
Equity Commonwealth	5.60%
Blackbaud	5.45%
Graco	4.94%
DineEquity	4.48%
Dunkin’ Brands Group	4.21%
j2 Global	4.15%
ABIOMED	4.10%
Outfront Media	3.92%

Smid Cap Growth Series-2

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series

Schedule of investments

June 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 96.09% ²
Consumer Discretionary – 28.83%
DineEquity	326,484	$27,679,314
Dunkin’ Brands Group	596,303	26,010,737
Liberty TripAdvisor Holdings Class A †	662,362	14,492,481
Outfront Media	1,003,424	24,252,758
Pandora Media †	1,607,890	20,018,231
Quotient Technology †	598,062	8,020,011
Sally Beauty Holdings †	1,286,959	37,849,464
Shutterstock †	433,564	19,857,231

		178,180,227

Energy – 3.89%
Core Laboratories	193,801	24,010,006

		24,010,006

Financial Services – 15.30%
Affiliated Managers Group †	122,086	17,186,046
Equity Commonwealth †	1,188,770	34,628,870
LendingClub †	1,536,253	6,605,888
LendingTree †	92,350	8,157,276
MSCI Class A	245,505	18,933,346
WisdomTree Investments	921,583	9,022,298

		94,533,724

Healthcare – 12.18%
ABIOMED †	231,674	25,319,651
athenahealth †	97,238	13,419,816
Bio-Techne	324,200	36,560,034

		75,299,501

Producer Durables – 11.64%
Expeditors International of Washington	385,292	18,894,720
Graco	386,783	30,551,989
Zebra Technologies †	448,503	22,470,000

		71,916,709

Technology – 20.10%
Arista Networks †	163,523	10,527,611
Blackbaud	495,811	33,665,567
Ellie Mae †	109,582	10,043,190
Logitech International Class R	1,386,093	22,534,410
NIC	443,139	9,722,470
Paycom Software †	178,791	7,725,559
VeriFone Systems †	1,028,394	19,066,425
Yelp †	359,169	10,904,371

		124,189,603

Utilities – 4.15%
j2 Global	405,825	25,635,965

		25,635,965

Total Common Stock (cost $444,244,867)		593,765,735

	Principal amount°	Value (U.S. $)

Short-Term Investments –3.97%
Discount Notes – 3.58% ≠
Federal Home Loan Bank
0.243% 8/5/16	1,856,023	$1,855,591
0.319% 7/13/16	8,973,565	8,973,089
0.325% 8/3/16	3,064,590	3,063,915
0.335% 7/12/16	1,317,774	1,317,710
0.335% 7/21/16	1,830,242	1,830,079
0.34% 7/22/16	2,131,005	2,130,807
0.35% 7/25/16	1,485,322	1,485,163
0.389% 9/23/16	6,861	6,856
0.39% 9/21/16	5,625	5,621
0.53% 8/15/16	1,436,759	1,436,328

		22,105,159

Repurchase Agreement – 0.39%
Bank of America Merrill Lynch 0.29%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $863,510 (collateralized by U.S. government obligations 4.25% 11/15/40; market value $880,774)	863,504	863,504
Bank of Montreal 0.30%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $1,439,184 (collateralized by U.S. government obligations 0.00%–8.75% 11/3/16–8/25/45; market value $1,467,956)	1,439,172	1,439,172
BNP Paribas 0.40%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $143,326 (collateralized by U.S. government obligations 0.00%–1.50% 8/31/18–5/15/44; market value $146,191)	143,324	143,324

		2,446,000

Total Short-Term Investments (cost $24,549,249)		24,551,159

Total Value of Securities – 100.06% (cost $468,794,116)	$618,316,894

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Smid Cap Growth Series-3

Delaware VIP® Smid Cap Growth Series

Schedule of investments (continued)

≠ The rate shown is the effective yield at the time of purchase.

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

† Non-income-producing security.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-4

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Statement of assets and liabilities	June 30, 2016 (Unaudited)

Assets:
Investments, at value[1]	$593,765,735
Short-term investments, at value[2]	24,551,159
Dividends and interest receivable	518,094
Receivable for series shares sold	59,191

Total assets	618,894,179

Liabilities:
Cash overdraft	314,631
Payable for series shares redeemed	31,414
Investment management fees payable	375,089
Other accrued expenses	143,354
Distribution fees payable to affiliates	47,934
Trustees’ fees and expenses payable	1,883
Audit and tax fees payable	16,534
Dividend disbursing and transfer agent fees and expenses payable to affiliates	3,799
Accounting and administration expenses payable to affiliates	2,395
Legal fees payable to affiliates	1,732
Reports and statements to shareholders expenses payable to affiliates	255

Total liabilities	939,020

Total Net Assets	$617,955,159

Net Assets Consist of:
Paid-in capital	$437,369,056
Undistributed net investment income	321,589
Accumulated net realized gain on investments	30,743,249
Net unrealized appreciation of investments	149,522,778
Net unrealized depreciation of foreign currencies	(1,513)

Total Net Assets	$617,955,159

Net Asset Value
Standard Class:
Net assets	$384,796,465
Shares of beneficial interest outstanding, unlimited authorization, no par	14,605,298
Net asset value per share	$26.35

Service Class:
Net assets	$233,158,694
Shares of beneficial interest outstanding, unlimited authorization, no par	9,278,581
Net asset value per share	$25.13

[1]Investments, at cost	$444,244,867
[2]Short-term investments, at cost	24,549,249

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-5

Delaware VIP® Trust —

Delaware VIP Smid Cap Growth Series

Statement of operations

Six months ended June 30, 2016 (Unaudited)

Delaware VIP Trust —

Delaware VIP Smid Cap Growth Series

Statements of changes in net assets

Investment Income:
Dividends	$3,075,238
Interest	36,163
Foreign tax withheld	(32,202)

3,079,199

Expenses:
Management fees	2,207,279
Distribution expenses – Service Class	332,153
Accounting and administration expenses	97,137
Reports and statements to shareholders expenses	51,865
Custodian fees	26,664
Dividend disbursing and transfer agent fees and expenses	25,512
Legal fees	24,068
Audit and tax fees	16,551
Trustees’ fees and expenses	15,851
Registration fees	377
Other	8,815

2,806,272
Less waived distribution expenses – Service Class	(55,359)
Less expense paid indirectly	(1)

Total operating expenses	2,750,912

Net Investment Income	328,287

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	31,045,972
Foreign currencies	3,682
Foreign currency exchange contracts	(3,681)

Net realized gain	31,045,973

Net change in unrealized appreciation (depreciation) of:
Investments	(22,625,204)
Foreign currencies	1,774
Foreign currency exchange contracts	3,639

Net change in unrealized appreciation (depreciation)	(22,619,791)

Net Realized and Unrealized Gain	8,426,182

Net Increase in Net Assets Resulting from Operations	$8,754,469

	Six months ended 6/30/16 (Unaudited)	Year ended 12/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$328,287	$935,995
Net realized gain	31,045,973	80,842,112
Net change in unrealized appreciation (depreciation)	(22,619,791)	(38,437,282)

Net increase in net assets resulting from operations	8,754,469	43,340,825

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(901,532)	(1,496,727)
Service Class	—	(344,043)
Net realized gain:
Standard Class	(49,931,968)	(32,104,787)
Service Class	(30,966,415)	(17,711,337)

	(81,799,915)	(51,656,894)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	6,289,663	14,848,678
Service Class	12,001,725	32,603,186

Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	50,833,500	33,601,514
Service Class	30,966,415	18,055,380

	100,091,303	99,108,758

Cost of shares redeemed:
Standard Class	(21,506,342)	(35,294,706)
Service Class	(12,075,387)	(21,227,620)

	(33,581,729)	(56,522,326)

Increase in net assets derived from capital share transactions	66,509,574	42,586,432

Net Increase (Decrease) in Net Assets	(6,535,872)	34,270,363

Net Assets:
Beginning of period	624,491,031	590,220,668

End of period	$617,955,159	$624,491,031

Undistributed net investment income	$321,589	$894,834

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-6

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Smid Cap Growth Series Standard Class
	Six months ended[1] 6/30/16	Year ended
	(Unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$29.790	$30.200	$32.390	$24.370	$23.190	$22.220

Income from investment operations:
Net investment income[2]	0.028	0.073	0.116	0.040	0.026	0.058
Net realized and unrealized gain	0.479	2.211	0.620	9.542	2.570	1.808

Total from investment operations	0.507	2.284	0.736	9.582	2.596	1.866

Less dividends and distributions from:
Net investment income	(0.070)	(0.120)	(0.021)	(0.007)	(0.060)	(0.232)
Net realized gain	(3.877)	(2.574)	(2.905)	(1.555)	(1.356)	(0.664)

Total dividends and distributions	(3.947)	(2.694)	(2.926)	(1.562)	(1.416)	(0.896)

Net asset value, end of period	$26.350	$29.790	$30.200	$32.390	$24.370	$23.190

Total return[3]	1.62%	7.54%	3.15%	41.32%	11.02%	8.13%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$384,796	$394,406	$386,290	$422,823	$318,002	$323,798
Ratio of expenses to average net assets	0.83%	0.83%	0.83%	0.83%	0.84%	0.83%
Ratio of net investment income to average net assets	0.20%	0.24%	0.40%	0.14%	0.11%	0.24%
Portfolio turnover	9%	22%	18%	19%	23%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-7

Delaware VIP® Smid Cap Growth Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Smid Cap Growth Series Service Class
	Six months ended[1] 6/30/16	Year ended
	(Unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$28.560	$29.060	$31.330	$23.670	$22.570	$21.650

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.006)	(0.003)	0.042	(0.029)	(0.034)	(0.002)
Net realized and unrealized gain	0.453	2.127	0.593	9.244	2.492	1.770

Total from investment operations	0.447	2.124	0.635	9.215	2.458	1.768

Less dividends and distributions from:
Net investment income	—	(0.050)	—	—	(0.002)	(0.184)
Net realized gain	(3.877)	(2.574)	(2.905)	(1.555)	(1.356)	(0.664)

Total dividends and distributions	(3.877)	(2.624)	(2.905)	(1.555)	(1.358)	(0.848)

Net asset value, end of period	$25.130	$28.560	$29.060	$31.330	$23.670	$22.570

Total return[3]	1.48%	7.31%	2.87%	40.98%	10.71%	7.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$233,159	$230,085	$203,931	$227,831	$173,948	$150,991
Ratio of expenses to average net assets	1.08%	1.08%	1.08%	1.08%	1.09%	1.08%
Ratio of expenses to average net assets prior to fees waived	1.13%	1.13%	1.13%	1.13%	1.14%	1.13%
Ratio of net investment income (loss) to average net assets	(0.05% )	(0.01% )	0.15%	(0.11% )	(0.14% )	(0.01% )
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.10% )	(0.06% )	0.10%	(0.16% )	(0.19% )	(0.06% )
Portfolio turnover	9%	22%	18%	19%	23%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-8

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series

Notes to financial statements

June 30, 2016 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Smid Cap Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trusts’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2012–Dec. 31, 2015), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series.

Class Accounting—Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2016 and matured on the next business day.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The Series is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Smid Cap Growth Series-9

Delaware VIP® Smid Cap Growth Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for the six months ended June 30, 2016.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2016.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2016, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Jackson Square Partners, LLC (JSP), a related party of DMC, furnishes investment sub-advisory services to the Series. Effective June 1, 2016, for these services, DMC, not the Series, pays JSP fees based on the aggregate average daily net assets of the Series at the following annual rate: 0.45% of the first $500 million; 0.42% of the next $500 million; 0.39% of the next $1.5 billion; and 0.36% of aggregate average daily net assets in excess of $2.5 billion. Prior to June 1, 2016, the Series paid JSP fees on the aggregate average daily net assets of the Series at the following annual rate: 0.375% of the first $500 million; 0.350% of the next $500 million; 0.325% of the next $1.5 billion; and 0.300% of aggregate average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. For the six months ended June 30, 2016, the Series was charged $14,153 for these services. This amount is included on the “Statement of operations” under “Accounting and administrative expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2016, the Series was charged $22,317 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees from Jan. 1, 2016 through June 30, 2016* in order to limit distribution and service fees of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2016, the Series was charged $11,945 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Smid Cap Growth Series-10

Delaware VIP® Smid Cap Growth Series

Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The contractual waiver period is from April 30, 2015 through May 1, 2017 or, if longer, until the Series is offered under new participation agreements or under new contracts with existing insurance companies (other than the update and modification of existing contracts in the normal course of business that may require registration or re-registration under state insurance laws as a new insurance contract, provided the new insurance contract effectively replaces the current insurance contract).

Cross trades for the six months ended June 30, 2016 were executed by the Series pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended June 30, 2016, the Series engaged in securities sales of $8,510,295, which did not result in any realized gain (loss).

3. Investments

For the six months ended June 30, 2016, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$54,933,120
Sales	68,858,833

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$468,794,116	$189,582,857	$(40,060,079)	$149,522,778

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Smid Cap Growth Series-11

Delaware VIP® Smid Cap Growth Series

Notes to financial statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$571,231,325	$22,534,410	$593,765,735
Short-Term Investments	—	24,551,159	24,551,159

Total Value of Securities	$571,231,325	$47,085,569	$618,316,894

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that Series’ NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Series’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At June 30, 2016, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/16	Year ended 12/31/15
Shares sold:
Standard Class	227,162	496,149
Service Class	459,682	1,140,929

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,917,522	1,124,925
Service Class	1,223,969	629,546

	3,828,335	3,391,549

Shares redeemed:
Standard Class	(779,388)	(1,172,481)
Service Class	(462,575)	(731,606)

	(1,241,963)	(1,904,087)

Net increase	2,586,372	1,487,462

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 7, 2016.

The Series had no amounts outstanding as of June 30, 2016 or at any time during the period then ended.

Smid Cap Growth Series-12

Delaware VIP® Smid Cap Growth Series

Notes to financial statements (continued)

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

There were no foreign currency exchange contracts outstanding at June 30, 2016.

During the six months ended June 30, 2016, the Series entered into foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date.

During the six months ended June 30, 2016, the Series experienced net realized gains or losses attributable to foreign currency holdings, which is disclosed as “Net realized gain (loss) on foreign currency exchange contracts” on the “Statement of operations.”

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivatives liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

Smid Cap Growth Series-13

Delaware VIP® Smid Cap Growth Series

Notes to financial statements (continued)

7. Offsetting (continued)

At June 30, 2016, the Series had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$863,504	$(863,504)	$—	$(863,504)	$—
Bank of Montreal	1,439,172	(1,439,172)	—	(1,439,172)	—
BNP Paribas	143,324	(143,324)	—	(143,324)	—

Total	$2,446,000	$(2,446,000)	$—	$(2,446,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2016, the Series had no securities out on loan.

Smid Cap Growth Series-14

Delaware VIP® Smid Cap Growth Series

Notes to financial statements (continued)

9. Credit and Market Risk

The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Trusts’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2016, there were no Rule 144A securities held by the Series. Illiquid securities have been identified on the “Schedule of investments.” When monitoring compliance with the Series’ illiquid limit, certain holdings that are common to multiple clients of the investment manager or sub-advisor may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Series will be considered.

10. Series Closed to New Investors

As of Feb. 24, 2012, the Series is no longer offered (1) under existing participation agreements for use with new insurance products; or (2) under new participation agreements to insurance companies that seek to include the Series in their products, except for certain insurance companies that have initiated negotiations to add the Series to a new product prior to Feb. 9, 2012. Contract holders of existing insurance companies that offer the Series will be able to continue to make purchases of shares, including purchases through reinvestment of dividends or capital gains distributions, and exchanges, regardless of whether they own, or have owned in the past, shares of the Series. The Series reserves the right to modify this policy at any time.

11. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure in the Series’ financial statements.

Smid Cap Growth Series-15

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series

Other Series information (Unaudited)

Board consideration of Delaware VIP Smid Cap Growth Series sub-advisory agreement

At a meeting of the Board of Trustees held on May 17–19, 2016 (the “Meeting”), the Board approved a new sub-advisory agreement with Jackson Square Partners (“JSP”). In reaching the decision to approve the sub-advisory agreement with JSP, the Board considered and reviewed information provided by JSP, including its personnel, operations, and financial condition. The Board also reviewed material furnished by Delaware Management Company (“DMC”), including: a memorandum from DMC reviewing the terms of the sub-advisory agreement, the proposed sub-advisory fees, and the various services proposed to be provided by JSP; information concerning JSP’s organizational structure and the experience of its investment management personnel; copies of JSP’s Form ADV, compliance policies and procedures and its Code of Ethics; and a copy of the proposed JSP sub-advisory agreement.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent legal counsel. The materials prepared by Management specifically in connection with the approval of the sub-advisory agreement were provided to the Independent Trustees in advance of the Meeting. Although attention was given to all information furnished, the following discussion addressed some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board is not intended to be exhaustive, but rather summarizes certain factors considered by the Board.

Nature, extent, and quality of service of DMC. The Board considered the services provided by JSP to Delaware VIP Smid Cap Growth Series (the “Series”) and its shareholders. In reviewing the nature, extent, and quality of services, the Board took account of reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Series; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Series; the compliance of JSP personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of JSP and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by JSP.

Investment performance. The Board placed significant emphasis on the investment performance of the Series in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings, the Board gave particular weight to the Broadridge reports furnished for the Meeting. The Broadridge reports prepared for the Series showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the strongest performance ranked first, and a fund with the weakest performance ranked last. The highest/strongest performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/weakest performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2016. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe.

The Performance Universe for the Series consisted of the Series and all mid-cap growth funds underlying variable insurance products as selected by Broadridge. The Broadridge report comparison showed that the Series’ total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board considered fees paid to DMC for non-management services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group.

The expense comparisons for the Series showed that the actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to those of its Expense Group.

Management profitability. Trustees were also given available information on profits being realized in relation to the services being provided to the Series or in relation to JSP’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Series expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by JSP in connection with its relationship to the Series, such as reputational enhancement, soft dollar arrangements or commissions paid to affiliated broker/dealers, as applicable.

Smid Cap Growth Series-16

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com/proxy; and (ii) on the Commission’s website at sec.gov.

SA-VIPSCG 21188 (8/16) (17290)	Smid Cap Growth Series-17

Delaware VIP® Trust
Delaware VIP High Yield Series
Semiannual report
June 30, 2016

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2016, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP® High Yield Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP High Yield Series

Disclosure of Series expenses

For the six-month period January 1, 2016 to June 30, 2016 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2016 to June 30, 2016.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*

Actual Series return†
Standard Class	$1,000.00	$1,061.20	0.74%	$3.79
Service Class	1,000.00	1,060.80	0.99%	5.07

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.18	0.74%	$3.72
Service Class	1,000.00	1,019.94	0.99%	4.97

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

High Yield Series-1

Delaware VIP® Trust — Delaware VIP High Yield Series

Security type / sector allocation

As of June 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Convertible Bond	0.21%
Corporate Bonds	89.08%
Automotive	0.68%
Banking	3.72%
Basic Industry	8.15%
Capital Goods	6.78%
Consumer Cyclical	6.81%
Consumer Non-Cyclical	6.25%
Energy	10.09%
Financial Services	0.64%
Healthcare	9.23%
Insurance	1.67%
Media	10.44%
Services	8.19%
Technology & Electronics	5.47%
Telecommunications	7.28%
Utilities	3.68%
Senior Secured Loans	5.92%
Common Stock	0.00%
Preferred Stock	1.52%
Short-Term Investments	1.26%
Total Value of Securities	97.99%
Receivables and Other Assets Net of Liabilities	2.01%
Total Net Assets	100.00%

High Yield Series-2

Delaware VIP® Trust — Delaware VIP High Yield Series

Schedule of investments

June 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bond – 0.21%
Clearwire Communications 144A 8.25% exercise price $7.08, maturity date 12/1/40 #	572,000	$582,010

Total Convertible Bond (cost $584,219)		582,010

Corporate Bonds – 89.08%
Automotive – 0.68%
American Tire Distributors 144A 10.25% 3/1/22 #	1,105,000	975,163
Group 1 Automotive 144A 5.25% 12/15/23 #	905,000	893,687

		1,868,850

Banking – 3.72%
Credit Suisse Group 144A 6.25% 12/29/49 #•	1,315,000	1,243,384
HSBC Holdings 6.875% 12/29/49 •	500,000	498,750
JPMorgan Chase 6.75% 8/29/49 •	2,530,000	2,789,325
Lloyds Banking Group 7.50% 4/30/49 •	1,450,000	1,421,000
Popular 7.00% 7/1/19	1,805,000	1,777,925
Royal Bank of Scotland Group 8.00% 12/29/49 •	730,000	682,550
Santander Issuances 5.179% 11/19/25	400,000	400,348
UBS Group 6.875% 12/29/49 •	1,425,000	1,351,520

		10,164,802

Basic Industry – 8.15%
AK Steel 7.625% 5/15/20	954,000	915,840
ArcelorMittal
7.25% 2/25/22	640,000	676,800
10.85% 6/1/19	325,000	384,313
Builders FirstSource
144A 7.625% 6/1/21 #	894,000	938,700
144A 10.75% 8/15/23 #	2,025,000	2,212,313
Cemex
144A 7.25% 1/15/21 #	1,695,000	1,792,801
144A 7.75% 4/16/26 #	415,000	436,414
Chemours
6.625% 5/15/23	475,000	406,125
7.00% 5/15/25	420,000	354,375
CVR Partners 144A 9.25% 6/15/23 #	790,000	806,787
FMG Resources August 2006 144A 6.875% 4/1/22 #	1,410,000	1,346,550
Freeport-McMoRan 3.55% 3/1/22	890,000	787,650
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	595,000	617,313
Kraton Polymers 144A 10.50% 4/15/23 #	670,000	716,900
NCI Building Systems 144A 8.25% 1/15/23 #	1,214,000	1,310,865
New Gold 144A
6.25% 11/15/22 #	465,000	455,700

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
New Gold 144A
7.00% 4/15/20 #	560,000	$574,000
NOVA Chemicals 144A 5.00% 5/1/25 #	1,060,000	1,052,050
PQ 144A 6.75% 11/15/22 #	1,415,000	1,478,675
Rayonier AM Products 144A 5.50% 6/1/24 #	914,000	786,040
Steel Dynamics 5.50% 10/1/24	845,000	866,125
Summit Materials
6.125% 7/15/23	1,540,000	1,525,555
144A 8.50% 4/15/22 #	380,000	404,225
US Concrete 144A 6.375% 6/1/24 #	1,430,000	1,433,575

		22,279,691

Capital Goods – 6.78%
Ardagh Finance Holdings 144A PIK 8.625% 6/15/19 #T	573,718	582,324
Ardagh Packaging Finance
144A 4.625% 5/15/23 #	200,000	198,000
144A 6.00% 6/30/21 #	1,535,000	1,531,163
144A 7.25% 5/15/24 #	465,000	476,916
BWAY Holding 144A 9.125% 8/15/21 #	975,000	938,437
Gardner Denver 144A 6.875% 8/15/21 #	1,735,000	1,583,187
James Hardie International Finance 144A 5.875% 2/15/23 #	1,320,000	1,356,300
KLX 144A 5.875% 12/1/22 #	1,380,000	1,359,300
Plastipak Holdings 144A 6.50% 10/1/21 #	1,450,000	1,486,250
Reynolds Group Issuer
144A 7.00% 7/15/24 #	195,000	201,118
8.25% 2/15/21	1,915,000	2,003,665
Signode Industrial Group 144A 6.375% 5/1/22 #	1,380,000	1,326,525
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	1,470,000	1,473,675
TransDigm 144A 6.375% 6/15/26 #	2,320,000	2,317,100
Zekelman Industries 144A 9.875% 6/15/23 #	1,675,000	1,695,937

		18,529,897

Consumer Cyclical – 6.81%
Beacon Roofing Supply 6.375% 10/1/23	1,030,000	1,084,075
Boyd Gaming
144A 6.375% 4/1/26 #	545,000	572,250
6.875% 5/15/23	1,825,000	1,952,750
HD Supply 144A 5.75% 4/15/24 #	735,000	766,237
JC Penney 8.125% 10/1/19	1,410,000	1,465,963
L Brands
6.75% 7/1/36	705,000	708,081
6.875% 11/1/35	1,500,000	1,526,250
M/I Homes 6.75% 1/15/21	1,101,000	1,101,000
MGM Resorts International 6.00% 3/15/23	1,309,000	1,384,267

High Yield Series-3

Delaware VIP® High Yield Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
MGP Growth Properties Operating Partnership 144A 5.625% 5/1/24 #	775,000	$821,500
Mohegan Tribal Gaming Authority 9.75% 9/1/21	2,580,000	2,760,600
Neiman Marcus Group 144A 8.00% 10/15/21 #	800,000	656,000
Penske Automotive Group 5.50% 5/15/26	1,395,000	1,328,737
Rite Aid 144A 6.125% 4/1/23 #	1,785,000	1,912,181
Wynn Las Vegas 144A 5.50% 3/1/25 #	610,000	592,463

		18,632,354

Consumer Non-Cyclical – 6.25%
Albertsons 144A 6.625% 6/15/24 #	1,385,000	1,433,475
Dean Foods 144A 6.50% 3/15/23 #	1,095,000	1,133,325
JBS Investments 144A 7.75% 10/28/20 #	491,000	520,460
JBS USA 144A 5.75% 6/15/25 #	2,270,000	2,145,150
Kronos Acquisition Holdings 144A 9.00% 8/15/23 #	1,995,000	1,965,075
NBTY 144A 7.625% 5/15/21 #	1,785,000	1,791,694
Post Holdings 144A 7.75% 3/15/24 #	1,180,000	1,302,425
Prestige Brands
144A 5.375% 12/15/21 #	740,000	754,800
144A 6.375% 3/1/24 #	250,000	260,625
Spectrum Brands 6.125% 12/15/24	2,040,000	2,162,400
SUPERVALU 7.75% 11/15/22	815,000	684,437
US Foods 144A 5.875% 6/15/24 #	1,190,000	1,222,725
Valeant Pharmaceuticals International
144A 5.375% 3/15/20 #	400,000	343,750
144A 6.125% 4/15/25 #	665,000	535,325
144A 6.75% 8/15/18 #	855,000	831,487

		17,087,153

Energy – 10.09%
Antero Resources
5.125% 12/1/22	390,000	376,350
5.375% 11/1/21	550,000	540,375
6.00% 12/1/20	255,000	259,039
Calumet Specialty Products Partners 7.625% 1/15/22	964,000	686,850
Cheniere Corpus Christi Holdings 144A 7.00% 6/30/24 #	690,000	709,410
Concho Resources
5.50% 10/1/22	635,000	641,350
5.50% 4/1/23	755,000	760,663
Continental Resources 5.00% 9/15/22	750,000	736,875
Energy Transfer Equity 7.50% 10/15/20	870,000	926,550
EnLink Midstream Partners 4.15% 6/1/25	1,732,000	1,599,138
Freeport-McMoran Oil & Gas 6.50% 11/15/20	1,500,000	1,510,680

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Genesis Energy
5.75% 2/15/21	1,155,000	$1,097,250
6.00% 5/15/23	290,000	272,600
6.75% 8/1/22	977,000	952,575
Hilcorp Energy I
144A 5.00% 12/1/24 #	742,000	695,551
144A 5.75% 10/1/25 #	691,000	663,360
Laredo Petroleum 7.375% 5/1/22	690,000	695,175
Murphy Oil USA 6.00% 8/15/23	1,320,000	1,372,800
Newfield Exploration 5.625% 7/1/24	1,015,000	1,020,075
Noble Holding International 5.00% 3/16/18	755,000	745,563
NuStar Logistics 6.75% 2/1/21	1,325,000	1,344,875
Oasis Petroleum 6.875% 3/15/22	1,535,000	1,425,631
QEP Resources 5.25% 5/1/23	790,000	730,750
Regency Energy Partners 5.875% 3/1/22	940,000	1,006,629
Sabine Pass Liquefaction 144A 5.875% 6/30/26 #	595,000	597,975
Targa Resources Partners
6.625% 10/1/20	160,000	164,000
144A 6.75% 3/15/24 #	1,330,000	1,369,900
6.875% 2/1/21	1,155,000	1,180,987
Tesoro Logistics
6.125% 10/15/21	195,000	202,800
6.375% 5/1/24	1,090,000	1,147,225
Transocean
6.00% 3/15/18	1,000,000	1,020,000
7.375% 4/15/18	440,000	447,700
WPX Energy 7.50% 8/1/20	690,000	692,153

		27,592,854

Financial Services – 0.64%
Ally Financial 5.75% 11/20/25	1,740,000	1,750,875

		1,750,875

Healthcare – 9.23%
Air Medical Merger Sub 144A 6.375% 5/15/23 #	1,500,000	1,432,500
Amsurg 5.625% 7/15/22	1,075,000	1,108,594
Community Health Systems 6.875% 2/1/22	1,549,000	1,363,120
DaVita HealthCare Partners
5.00% 5/1/25	1,610,000	1,599,937
5.125% 7/15/24	415,000	420,385
HCA
5.375% 2/1/25	2,235,000	2,296,463
5.875% 2/15/26	745,000	774,800
HealthSouth
5.75% 11/1/24	1,550,000	1,563,950
5.75% 9/15/25	740,000	736,300
Hill-Rom Holdings 144A 5.75% 9/1/23 #	1,430,000	1,469,325
IASIS Healthcare 8.375% 5/15/19	2,264,000	2,186,175

High Yield Series-4

Delaware VIP® High Yield Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
Immucor 11.125% 8/15/19	305,000	$279,075
Kinetic Concepts
10.50% 11/1/18	824,000	824,000
12.50% 11/1/19	475,000	450,063
LifePoint Health 5.875% 12/1/23	1,550,000	1,615,875
Mallinckrodt International Finance
4.75% 4/15/23	155,000	126,325
144A 5.50% 4/15/25 #	270,000	242,222
144A 5.625% 10/15/23 #	865,000	809,856
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	2,020,000	2,126,050
Sterigenics-Nordion Holdings 144A 6.50% 5/15/23 #	1,675,000	1,700,125
Tenet Healthcare 8.125% 4/1/22	2,055,000	2,116,239

		25,241,379

Insurance – 1.67%
HUB International
144A 7.875% 10/1/21 #	1,800,000	1,732,500
144A 9.25% 2/15/21 #	395,000	414,750
USI 144A 7.75% 1/15/21 #	1,425,000	1,416,094
XLIT 6.50% 12/29/49 •	1,443,000	1,006,493

		4,569,837

Media – 10.44%
Altice Luxembourg 144A 7.75% 5/15/22 #	1,095,000	1,110,056
CCO Holdings
144A 5.375% 5/1/25 #	620,000	630,850
144A 5.50% 5/1/26 #	160,000	162,800
144A 5.75% 2/15/26 #	1,010,000	1,042,825
144A 5.875% 5/1/27 #	1,160,000	1,200,600
Cequel Communications Holdings I 144A 7.75% 7/15/25 #	985,000	1,031,787
Columbus International 144A 7.375% 3/30/21 #	735,000	778,916
CSC Holdings 5.25% 6/1/24	1,915,000	1,747,437
DISH DBS
5.875% 11/15/24	395,000	368,831
144A 7.75% 7/1/26 #	1,616,000	1,668,520
Gray Television 144A 5.875% 7/15/26 #	1,580,000	1,587,900
Lamar Media 144A 5.75% 2/1/26 #	1,282,000	1,337,293
Midcontinent Communications & Midcontinent Finance 144A 6.875% 8/15/23 #	835,000	860,050
Neptune Finco 144A 10.875% 10/15/25 #	490,000	561,354
Numericable-SFR 144A 7.375% 5/1/26 #	2,785,000	2,757,150
RCN Telecom Services 144A 8.50% 8/15/20 #	1,065,000	1,095,619

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
Sinclair Television Group 144A 5.625% 8/1/24 #	1,380,000	$1,416,225
Sirius XM Radio 144A 5.375% 4/15/25 #	1,360,000	1,357,450
Tribune Media 5.875% 7/15/22	1,520,000	1,520,000
Unitymedia 144A 6.125% 1/15/25 #	1,305,000	1,344,019
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	1,470,000	1,429,575
VTR Finance 144A 6.875% 1/15/24 #	1,895,000	1,894,015
WideOpenWest Finance 10.25% 7/15/19	1,571,000	1,633,840

		28,537,112

Services – 8.19%
ADT 6.25% 10/15/21	640,000	683,200
BlueLine Rental Finance 144A 7.00% 2/1/19 #	1,415,000	1,223,975
Communications Sales & Leasing
144A 6.00% 4/15/23 #	560,000	571,200
8.25% 10/15/23	645,000	657,500
ESH Hospitality 144A 5.25% 5/1/25 #	2,015,000	1,972,181
ExamWorks Group 5.625% 4/15/23	1,595,000	1,772,444
GEO Group
5.125% 4/1/23	625,000	612,500
5.875% 10/15/24	460,000	468,050
6.00% 4/15/26	1,005,000	1,017,563
GFL Environmental 144A 9.875% 2/1/21 #	925,000	989,750
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	1,485,000	1,446,019
Mattamy Group 144A 6.50% 11/15/20 #	975,000	940,875
NES Rentals Holdings 144A 7.875% 5/1/18 #	860,000	821,300
OPE KAG Finance Sub 144A 7.875% 7/31/23 #	1,210,000	1,197,900
Prime Security Services Borrower 144A 9.25% 5/15/23 #	2,030,000	2,156,875
Scientific Games 8.125% 9/15/18	735,000	723,747
Team Health 144A 7.25% 12/15/23 #	1,195,000	1,281,781
United Rentals North America
5.50% 7/15/25	75,000	74,156
5.75% 11/15/24	1,975,000	1,999,687
Vander Intermediate Holding II 144A PIK 9.75% 2/1/19 #T	640,000	345,600
XPO Logistics 144A 6.50% 6/15/22 #	1,505,000	1,442,919

		22,399,222

Technology & Electronics – 5.47%
CommScope 144A 5.50% 6/15/24 #	815,000	830,281
CommScope Technologies Finance 144A 6.00% 6/15/25 #	590,000	607,700
Diamond 1 Finance 144A 7.125% 6/15/24 #	595,000	622,180

High Yield Series-5

Delaware VIP® High Yield Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology & Electronics (continued)
Diamond 1 Finance 144A 8.10% 7/15/36 #	1,090,000	$1,178,045
Entegris 144A 6.00% 4/1/22 #	1,340,000	1,376,850
First Data 144A 7.00% 12/1/23 #	3,250,000	3,302,813
Infor US 6.50% 5/15/22	1,810,000	1,718,378
Micron Technology 144A 7.50% 9/15/23 #	1,005,000	1,070,325
Microsemi 144A 9.125% 4/15/23 #	1,305,000	1,442,025
Sensata Technologies UK Financing 144A 6.25% 2/15/26 #	1,270,000	1,320,800
Solera 144A 10.50% 3/1/24 #	910,000	961,187
Western Digital 144A 10.50% 4/1/24 #	500,000	536,250

		14,966,834

Telecommunications – 7.28%
CenturyLink
6.75% 12/1/23	1,335,000	1,316,644
7.50% 4/1/24	455,000	460,119
Cogent Communications Finance 144A 5.625% 4/15/21 #@	1,130,000	1,110,225
Cogent Communications Group 144A 5.375% 3/1/22 #	500,000	503,750
Digicel
144A 6.00% 4/15/21 #	200,000	172,440
144A 6.75% 3/1/23 #	1,010,000	863,550
Digicel Group 144A 8.25% 9/30/20 #	1,854,000	1,557,360
Frontier Communications
10.50% 9/15/22	1,465,000	1,555,647
11.00% 9/15/25	1,295,000	1,345,181
Level 3 Financing 5.375% 5/1/25	1,375,000	1,369,844
Sable International Finance 144A 6.875% 8/1/22 #	740,000	746,897
Sprint
7.125% 6/15/24	735,000	589,837
7.25% 9/15/21	1,055,000	904,663
7.875% 9/15/23	505,000	415,363
Sprint Capital 6.90% 5/1/19	420,000	403,200
Sprint Communications
144A 7.00% 3/1/20 #	510,000	536,515
144A 9.00% 11/15/18 #	815,000	871,031
T-Mobile USA
6.00% 3/1/23	555,000	576,506
6.00% 4/15/24	305,000	316,437
6.375% 3/1/25	710,000	744,613
6.50% 1/15/26	1,105,000	1,169,919
Wind Acquisition Finance 144A 7.375% 4/23/21 #	1,300,000	1,244,750
Zayo Group 6.00% 4/1/23	1,100,000	1,122,000

		19,896,491

Utilities – 3.68%
AES
5.50% 4/15/25	1,200,000	1,209,000

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Utilities (continued)
AES
6.00% 5/15/26	205,000	$209,613
Amerigas Partners 5.875% 8/20/26	1,810,000	1,816,787
Calpine
5.50% 2/1/24	835,000	809,950
5.75% 1/15/25	1,800,000	1,757,250
Dynegy
7.375% 11/1/22	130,000	126,100
7.625% 11/1/24	1,850,000	1,785,250
Emera 6.75% 6/15/76 •	1,380,000	1,401,912
Enel 144A 8.75% 9/24/73 #•	834,000	951,803

		10,067,665

Total Corporate Bonds (cost $242,721,234)		243,585,016

Senior Secured Loans – 5.92% «
Accudyne Industries Borrower 1st Lien 4.00% 12/13/19	977,173	881,898
Amaya Holdings 1st Lien 5.00% 8/1/21	1,422,814	1,383,093
Applied Systems 2nd Lien 7.50% 1/23/22 @	1,819,576	1,813,511
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	1,475,936	1,437,808
Blue Ribbon 5.00% 11/13/21	778,050	778,050
Flint Group 2nd Lien 8.25% 9/7/22 @	1,375,000	1,282,187
FMG Resources August 2006 Pty Tranche B 1st Lien 4.25% 6/30/19	1,523,519	1,461,626
Immucor Tranche B2 1st Lien 5.00% 8/17/18	1,166,977	1,098,903
KIK Custom Products 1st Lien 6.00% 8/26/22 @	978,384	967,785
Kraton Polymers Tranche B 1st Lien 6.00% 1/6/22	265,000	261,456
Marina District Finance Tranche B 1st Lien 6.50% 8/15/18	796,380	797,708
Mohegan Tribal Gaming Authority Tranche B 5.50% 6/15/18	915,170	911,166
Neiman Marcus Group 1st Lien 4.25% 10/25/20	395,000	355,809
Solera Tranche B 1st Lien 5.75% 3/3/23	493,763	494,644
Stardust Finance Holdings 10.50% 3/13/23	495,000	485,100
Stardust Finance Holdings Tranche B 1st Lien 6.50% 3/13/22 @	1,113,432	1,088,379

High Yield Series-6

Delaware VIP® High Yield Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Senior Secured Loans « (continued)
Windstream Services Tranche B6 1st Lien 5.75% 3/29/21	686,280	$686,566

Total Senior Secured Loans (cost $16,144,012)		16,185,689

	Number of shares

Common Stock – 0.00%
Century Communications @=†	2,820,000	0

Total Common Stock (cost $85,371)		0

Preferred Stock – 1.52%
Bank of America 6.50% •	1,655,000	1,764,644
GMAC Capital Trust I 6.411% •	40,000	992,800
Morgan Stanley 5.55% •	1,425,000	1,413,386

Total Preferred Stock (cost $4,143,700)		4,170,830

	Principal amount°	Value (U.S. $)
Short-Term Investments – 1.26%
Repurchase Agreements – 1.26%
Bank of America Merrill Lynch 0.29%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $1,215,128 (collateralized by U.S. government obligations 4.25% 11/15/40; market value $1,239,421)	1,215,118	$1,215,118
Bank of Montreal 0.30%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $2,025,214 (collateralized by U.S. government obligations 0.00%–8.75% 11/3/16–8/25/45; market value $2,065,701)	2,025,197	2,025,197
BNP Paribas 0.40%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $201,688 (collateralized by U.S. government obligations 0.00%–1.50% 8/31/18–5/15/44; market value $205,719)	201,685	201,685

Total Short-Term Investments (cost $3,442,000)		3,442,000

Total Value of Securities – 97.99% (cost $267,120,536)	$267,965,545

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $130,988,105, which represents 47.90% of the Series’ net assets. See Note 8 in “Notes to financial statements.”

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $6,262,087, which represents 2.29% of the Series’ net assets. See Note 8 in “Notes to financial statements.”
T	100% of the income received was in the form of cash.
=

Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Series’ net assets. See Note 1 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
•	Variable rate security. The rate shown is the rate as of June 30, 2016. Interest rates reset periodically.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2016.

PIK – Payment-in-kind

High Yield Series-7

Delaware VIP® High Yield Series

Schedule of investments (continued)

Unfunded Commitments

The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following commitment was outstanding at June 30, 2016:

Borrower	Unfunded Loan Commitments

Nexstar Broadcasting	$3,345,000

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-8

Delaware VIP® Trust — Delaware VIP High Yield Series
Statement of assets and liabilities	June 30, 2016 (Unaudited)

Assets:
Investments, at value[1]	$264,523,545
Short-term investments, at value[2]	3,442,000
Cash	1,894,721
Receivable for securities sold	5,830,924
Dividend and interest receivable	4,328,172
Receivable for series shares sold	11,301
Other assets[3]	920,913

Total assets	280,951,576

Liabilities:
Payable for securities purchased	3,953,043
Payable for series shares redeemed	182,229
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,717
Investment management fees payable	143,896
Other accrued expenses	91,855
Distribution fees payable to affiliates	33,177
Trustees’ fees and expenses payable	852
Audit and tax fees payable	20,116
Accounting and administration expenses payable to affiliates	1,082
Legal fees payable to affiliates	515
Reports and statements to shareholders expenses payable to affiliates	113
Bonds proceeds payable[3]	3,069,708

Total liabilities	7,498,303

Total Net Assets	$273,453,273

Net Assets Consist of:
Paid-in capital	$304,811,489
Undistributed net investment income	7,947,431
Accumulated net realized loss on investments	(40,150,656)
Net unrealized appreciation of investments	845,009

Total Net Assets	$273,453,273

Standard Class:
Net assets	$116,378,025
Shares of beneficial interest outstanding, unlimited authorization, no par	24,140,816
Net asset value per share	$4.82

Service Class:
Net assets	$157,075,248
Shares of beneficial interest outstanding, unlimited authorization, no par	32,664,915
Net asset value per share	$4.81

[1] Investments, at cost	$263,678,536
[2] Short-term investments, at cost	3,442,000
[3] See Note 10 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-9

Delaware VIP® Trust —

Delaware VIP High Yield Series

Statement of operations

Six months ended June 30, 2016 (Unaudited)

Investment Income:
Interest	$9,133,677
Dividends	60,429

9,194,106

Expenses:
Management fees	887,523
Distribution expenses - Service Class	239,371
Accounting and administration expenses	44,580
Reports and statements to shareholders expenses	36,847
Audit and tax fees	20,243
Dividend disbursing and transfer agent fees and expenses	11,648
Legal fees	11,140
Custodian fees	8,971
Trustees’ fees and expenses	7,054
Registration fees	513
Other	11,014

1,278,904
Less expenses waived	(28,021)
Less waived distribution expenses - Service Class	(39,895)

Total operating expenses	1,210,988

Net Investment Income	7,983,118

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments*	(7,945,328)
Net change in unrealized appreciation (depreciation) of investments	16,312,599

Net Realized and Unrealized Gain	8,367,271

Net Increase in Net Assets Resulting from Operations	$16,350,389

*Includes $2,148,795 loss contingencies on General Motors term loan litigation.

See Notes 10 in “Notes to financial statements.”

Delaware VIP Trust —

Delaware VIP High Yield Series

Statements of changes in net assets

	Six months ended 6/30/16 (Unaudited)	Year ended 12/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,983,118	$19,869,559
Net realized loss	(7,945,328)	(32,247,661)
Net change in unrealized appreciation (depreciation)	16,312,599	(7,507,504)

Net increase (decrease) in net assets resulting from operations	16,350,389	(19,885,606)

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(8,340,632)	(8,984,307)
Service Class	(11,240,941)	(12,848,401)

Net realized gain:
Standard Class	—	(1,883,806)
Service Class	—	(2,807,214)

	(19,581,573)	(26,523,728)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	9,693,220	14,266,248
Service Class	8,896,979	17,113,206

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	8,340,632	10,868,113
Service Class	11,240,941	15,655,615

	38,171,772	57,903,182

Cost of shares redeemed:
Standard Class	(11,992,981)	(34,167,382)
Service Class	(23,755,041)	(50,908,596)

	(35,748,022)	(85,075,978)

Increase (decrease) in net assets derived from capital share transactions	2,423,750	(27,172,796)

Net Decrease in Net Assets	(807,434)	(73,582,130)

Net Assets:
Beginning of period	274,260,707	347,842,837

End of period	$273,453,273	$274,260,707

Undistributed net investment income	$7,947,431	$19,545,886

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-10

Delaware VIP® Trust — Delaware VIP High Yield Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP High Yield Series Standard Class
	Six months ended 6/30/16[1]	Year ended
	(Unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$4.890	$5.670	$6.190	$6.110	$5.680	$6.040

Income (loss) from investment operations:
Net investment income[2]	0.145	0.336	0.341	0.385	0.440	0.468
Net realized and unrealized gain (loss)	0.148	(0.666)	(0.341)	0.157	0.519	(0.309)

Total from investment operations	0.293	(0.330)	—	0.542	0.959	0.159

Less dividends and distributions from:
Net investment income	(0.363)	(0.372)	(0.420)	(0.462)	(0.529)	(0.519)
Net realized gain	—	(0.078)	(0.100)	—	—	—

Total dividends and distributions	(0.363)	(0.450)	(0.520)	(0.462)	(0.529)	(0.519)

Net asset value, end of period	$4.820	$4.890	$5.670	$6.190	$6.110	$5.680

Total return[3]	6.12%	(6.60% )	(0.29% )	9.22%	17.82%	2.38%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$116,378	$111,748	$139,666	$151,253	$147,293	$117,636
Ratio of expenses to average net assets	0.74%	0.75%	0.75%	0.74%	0.74%	0.74%
Ratio of expenses to average net assets prior to fees waived	0.76%	0.76%	0.75%	0.74%	0.74%	0.74%
Ratio of net investment income to average net assets	5.99%	6.25%	5.67%	6.34%	7.52%	8.02%
Ratio of net investment income to average net assets prior to fees waived	5.97%	6.24%	5.67%	6.34%	7.52%	8.02%
Portfolio turnover	63%	99%	103%	88%	76%	78%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-11

Delaware VIP® High Yield Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP High Yield Series Service Class
	Six months ended 6/30/16[1]	Year Ended
	(Unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$4.870	$5.650	$6.170	$6.090	$5.670	$6.020

Income (loss) from investment operations:
Net investment income[2]	0.138	0.322	0.325	0.369	0.424	0.454
Net realized and unrealized gain (loss)	0.152	(0.667)	(0.340)	0.158	0.510	(0.299)

Total from investment operations	0.290	(0.345)	(0.015)	0.527	0.934	0.155

Less dividends and distributions from:
Net investment income	(0.350)	(0.357)	(0.405)	(0.447)	(0.514)	(0.505)
Net realized gain	—	(0.078)	(0.100)	—	—	—

Total dividends and distributions	(0.350)	(0.435)	(0.505)	(0.447)	(0.514)	(0.505)

Net asset value, end of period	$4.810	$4.870	$5.650	$6.170	$6.090	$5.670

Total return[3]	6.08%	(6.87% )	(0.54% )	8.98%	17.35%	2.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$157,075	$162,513	$208,177	$250,979	$274,221	$266,435
Ratio of expenses to average net assets	0.99%	1.00%	1.00%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets prior to fees waived	1.06%	1.06%	1.05%	1.04%	1.04%	1.04%
Ratio of net investment income to average net assets	5.74%	6.00%	5.42%	6.09%	7.27%	7.77%
Ratio of net investment income to average net assets prior to fees waived	5.67%	5.94%	5.37%	6.04%	7.22%	7.72%
Portfolio turnover	63%	99%	103%	88%	76%	78%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-12

Delaware VIP® Trust — Delaware VIP High Yield Series

Notes to financial statements

June 30, 2016 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP High Yield Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2012–Dec. 31, 2015), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2016 and matured on the next business day.

Use of Estimates—The Series is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively over the lives of the respective securities using the effective interest method. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2016.

High Yield Series-13

Delaware VIP® High Yield Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2016, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual series operating expenses from exceeding 0.74% of the Series’ average daily net assets from Jan. 1, 2016 through June 30, 2016.* This waiver and reimbursement may only be terminated by agreement of DMC and the Series.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. For the six months ended June 30, 2016, the Series was charged $6,495 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2016, the Series was charged $10,241 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operation” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees from Jan. 1, 2016 through June 30, 2016** in order to limit 12b-1 fees of the Service Class shares to 0.25% of average daily net assets. This waiver and reimbursement may only be terminated by agreement of DDLP and the Series. Standard Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2016, the Series was charged $3,068 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The contractual waiver period is from April 29, 2015 through May 1, 2017.

**The contractual waiver period is from April 29, 2015 through May 1, 2017.

Cross trades for the six months ended June 30, 2016 were executed by the Series pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended June 30, 2016, the Series engaged in securities purchases of $1,520,379 and securities sales of $10,318,341, which resulted in net realized gains of $4,679.

3. Investments

For the six months ended June 30, 2016, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$164,970,658
Sales	168,316,825

High Yield Series-14

Delaware VIP® High Yield Series

Notes to financial statements (continued)

3. Investments (continued)

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$266,980,318	$6,109,555	$(5,124,328)	$985,227

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

At Dec. 31, 2015, losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character

Short-term	Long-term	Total
$14,215,475	$15,692,112	$29,907,587

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

High Yield Series-15

Delaware VIP® High Yield Series

Notes to financial statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2016:

Securities	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$244,167,026	$—	$244,167,026
Senior Secured Loans	—	16,185,689	—	16,185,689
Common Stock	—	—	—	—
Preferred Stock[1]	992,800	3,178,030	—	4,170,830
Short-Term Investments	—	3,442,000	—	3,442,000

Total Value of Securities	$992,800	$266,972,745	$—	$267,965,545

1Security type is valued across multiple levels. The amount attributed to Level 1 investments and Level 2 investments represents the following percentages of the total market value of these security types for the Series. Level 1 investments represent exchange-traded investments, while Level 2 investments represent investments with observable inputs or matrix priced investments.

	Level 1	Level 2	Level 3	Total
Preferred Stock	23.80%	76.20%	—	100.00%

The securities that are valued at zero on the “Schedule of investments” are considered to be Level 3 investments in these tables.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/16	Year ended 12/31/15
Shares sold:
Standard Class	1,993,098	2,683,525
Service Class	1,842,607	3,177,996

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,759,627	2,005,187
Service Class	2,376,520	2,893,829

	7,971,852	10,760,537

Shares redeemed:
Standard Class	(2,478,153)	(6,467,748)
Service Class	(4,929,749)	(9,562,322)

	(7,407,902)	(16,030,070)

Net increase (decrease)	563,950	(5,269,533)

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 7, 2016.

High Yield Series-16

Delaware VIP® High Yield Series

Notes to financial statements (continued)

5. Line of Credit (continued)

The Series had no amount outstanding as of June 30, 2016 or at any time during the six months then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities,” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivatives liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At June 30, 2016, the Series had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements
		Fair Value of
	Repurchase	Non-Cash	Cash Collateral	Net Collateral
Counterparty	Agreements	Collateral Received	Received	Received	Net Exposure(a)
Bank of America Merrill Lynch	$1,215,118	$(1,215,118)	$—	$(1,215,118)	$—
Bank of Montreal	2,025,197	(2,025,197)	—	(2,025,197)	—
BNP Paribas	201,685	(201,685)	—	(201,685)	—

Total	$3,442,000	$(3,442,000)	$—	$(3,442,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

7. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

High Yield Series-17

Delaware VIP® High Yield Series

Notes to financial statements (continued)

7. Securities Lending (continued)

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2016, the Series had no securities out on loan.

8. Credit and Market Risk

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedule of investments.” When monitoring compliance with the Series’ illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Series will be considered.

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

High Yield Series-18

Delaware VIP® High Yield Series

Notes to financial statements (continued)

10. General Motors Term Loan Litigation

The Series received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Series in 2009. We believe the matter subject to the litigation notice will likely lead to a recovery from the Series of certain amounts received by the Series because a U.S. Court of Appeals has ruled that the Series and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third party. The Series received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Series should not have received payment in full. Based upon currently available information related to the litigation and the Series’ potential exposure, the Series recorded a liability of $3,069,708 and an asset of $920,913 based on the expected recoveries to unsecured creditors as of June 30, 2016 that resulted in a net decrease in the Series’ NAV to reflect this likely recovery.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com/proxy; and (ii) on the Commission’s website at sec.gov.

SA-VIPHY 21183 (8/16) (17290)	High Yield Series-19

Delaware VIP® Trust
Delaware VIP International Value Equity Series
Semiannual report
June 30, 2016

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2016, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP® International Value Equity Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Disclosure of Series expenses

For the six-month period from January 1, 2016 to June 30, 2016 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2016 to June 30, 2016.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/ 30/16*

Actual Series return†
Standard Class	$1,000.00	$980.90	1.04%	$5.12
Service Class	1,000.00	979.30	1.29%	6.35

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,019.69	1.04%	$5.22
Service Class	1,000.00	1,018.45	1.29%	6.47

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

International Value Equity Series-1

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Security type / country and sector allocations

As of June 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock by Country	103.36%
Australia	1.28%
Canada	6.22%
China/Hong Kong	7.48%
Denmark	2.50%
France	19.03%
Germany	6.64%
Indonesia	1.75%
Israel	3.39%
Italy	1.08%
Japan	24.72%
Netherlands	4.08%
Republic of Korea	2.84%
Russia	1.14%
Sweden	4.69%
Switzerland	5.43%
United Kingdom	11.09%
Short-Term Investments	3.54%
Total Value of Securities	106.90%
Liabilities Net of Receivables and Other Assets	(6.90)%
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Consumer Discretionary	18.02%
Consumer Staples	10.29%
Energy	5.71%
Financials	15.07%
Healthcare	14.15%
Industrials	20.54%
Information Technology	7.47%
Materials	2.86%
Telecommunication Services	7.76%
Utilities	1.49%
Total	103.36%

International Value Equity Series-2

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Schedule of investments

June 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 103.36% Δ
Australia – 1.28%
Coca-Cola Amatil	124,059	$765,816

		765,816

Canada – 6.22%
Alamos Gold	60,868	523,429
CGI Group Class A †	41,314	1,764,867
Suncor Energy	36,600	1,015,321
Yamana Gold	81,783	425,389

		3,729,006
China/Hong Kong – 7.48%
CNOOC	820,000	1,023,540
Techtronic Industries	302,359	1,262,651
Yue Yuen Industrial Holdings	553,500	2,193,698

		4,479,889

Denmark – 2.50%
Carlsberg Class B	15,691	1,497,047

		1,497,047

France – 19.03%
AXA	72,683	1,437,133
Kering	5,207	838,234
Publicis Groupe	8,890	594,763
Rexel	40,237	505,875
Sanofi	27,087	2,250,462
Teleperformance	22,298	1,899,390
TOTAL	28,848	1,383,435
Valeo	13,923	618,099
Vinci	26,571	1,875,032

		11,402,423

Germany – 6.64%
Bayerische Motoren Werke	16,270	1,184,051
Deutsche Post	50,517	1,423,191
STADA Arzneimittel	26,458	1,371,243

		3,978,485

Indonesia – 1.75%
Bank Rakyat Indonesia Persero	1,274,455	1,048,663

		1,048,663

Israel – 3.39%
Teva Pharmaceutical Industries ADR	40,500	2,034,315

		2,034,315

Italy – 1.08%
Intesa Sanpaolo	339,410	646,478

		646,478

Japan – 24.72%
East Japan Railway	21,056	1,951,330
ITOCHU	153,235	1,874,556
Japan Tobacco	46,400	1,870,022
Minebea	62,800	426,657
Mitsubishi UFJ Financial Group	407,935	1,828,713
Nippon Telegraph & Telephone	58,818	2,758,265
Nitori Holdings	9,658	1,171,362

	Number of shares	Value (U.S. $)

Common Stock Δ (continued)
Japan (continued)
Sumitomo Rubber Industries	78,900	$1,056,305
Toyota Motor	38,043	1,875,464

		14,812,674

Netherlands – 4.08%
ING Groep CVA	111,112	1,149,555
Koninklijke Philips	52,091	1,293,746

		2,443,301

Republic of Korea – 2.84%
Samsung Electronics	1,365	1,699,905

		1,699,905

Russia – 1.14%
Mobile TeleSystems ADR	82,300	681,444

		681,444

Sweden – 4.69%
Nordea Bank	189,135	1,604,555
Tele2 Class B	137,746	1,209,319

		2,813,874

Switzerland – 5.43%
Aryzta †	29,600	1,093,894
Novartis	26,157	2,158,961

		3,252,855

United Kingdom – 11.09%
Meggitt	194,835	1,059,014
National Grid	60,505	889,746
Playtech	95,287	1,013,707
Rio Tinto	24,640	765,480
Shire	10,739	663,697
Standard Chartered	173,425	1,315,771
Tesco †	400,135	939,756

		6,647,171

Total Common Stock (cost $63,423,257)		61,933,346

	Principal amount°

Short-Term Investments – 3.54%
Discount Notes – 3.24% ≠
Federal Home Loan Bank
0.264% 8/5/16	294,570	294,501
0.325% 8/3/16	287,402	287,339
0.331% 7/13/16	638,586	638,552
0.335% 7/12/16	70,187	70,184
0.335% 7/21/16	97,482	97,474
0.34% 7/22/16	268,330	268,305
0.35% 7/25/16	236,461	236,436
0.39% 9/21/16	23,222	23,208
0.39% 9/23/16	28,327	28,309

		1,944,308

International Value Equity Series-3

Delaware VIP® International Value Equity Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)
Repurchase Agreements – 0.30%
Bank of America Merrill Lynch 0.29%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $62,839 (collateralized by U.S. government obligations 4.25% 11/15/40; market value $64,096)	62,839	$62,839
Bank of Montreal 0.30%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $104,732 (collateralized by U.S. government obligations 0.00%-8.75% 11/3/16-8/25/45; market value $106,826)	104,731	104,731

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 0.40%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $10,430 (collateralized by U.S. government obligations 0.00%-1.50% 8/31/18-5/15/44; market value $10,639)	10,430	$10,430

		178,000

Total Short-Term Investments (cost $2,122,156)		2,122,308

Total Value of Securities – 106.90% (cost $65,545,413)	$64,055,654

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 2 in “Security type / country and sector allocations.”

The following foreign currency exchange contracts were outstanding at June 30, 2016:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)

BNYM	EUR	782,858	USD	(869,445)	7/1/16	$ (639)
BNYM	GBP	480,751	USD	(639,148)	7/1/16	855
BNYM	JPY	(34,238,530)	USD	333,363	7/5/16	1,755
						$1,971

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 6 in “Notes to financial statements.”

International Value Equity Series-4

Delaware VIP® International Value Equity Series

Schedule of investments (continued)

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – BNY Mellon

CVA – Dutch Certificate

EUR – European Monetary Unit

GBP – British Pound Sterling

JPY – Japanese Yen

USD – U.S. Dollar

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-5

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Statement of assets and liabilities	June 30, 2016 (Unaudited)

Assets:
Investments, at value[1]	$61,933,346
Short-term investments, at value[2]	2,122,308
Cash	102,567
Foreign currencies, at value[3]	60,815
Receivable for securities sold	1,382,228
Dividends and interest receivable	268,564
Receivable for series shares sold	3,755
Securities lending income receivable	557
Unrealized appreciation on foreign currency exchange contracts	2,610

Total assets	65,876,750

Liabilities:
Payable for series shares redeemed	3,554,135
Payable for securities purchased	2,303,770
Dividend disbursing and transfer agent fees and expenses payable to affiliates	390
Investment management fees payable	44,274
Other accrued expenses	30,993
Audit and tax fees payable	18,185
Trustees’ fees and expenses payable	195
Distribution fees payable to affiliates	46
Unrealized depreciation on foreign currency exchange contracts	639
Accounting and administration expenses payable to affiliates	246
Legal fees payable to affiliates	115
Reports and statements to shareholders expenses payable to affiliates	26

Total liabilities	5,953,014

Total Net Assets	$59,923,736

Net Assets Consist of:
Paid-in capital	$79,846,520
Undistributed net investment income	920,500
Accumulated net realized loss on investments	(19,346,908)
Net unrealized depreciation of investments	(1,489,759)
Net unrealized depreciation of foreign currencies	(8,588)
Net unrealized appreciation of foreign currency exchange contracts	1,971

Total Net Assets	$59,923,736

Net Assets Value:
Standard Class:
Net assets	$59,701,480
Shares of beneficial interest outstanding, unlimited authorization, no par	5,703,838
Net asset value per share	$10.47

Service Class:
Net assets	$222,256
Shares of beneficial interest outstanding, unlimited authorization, no par	21,259
Net asset value per share	$10.45

[1]Investments, at cost	$63,423,257
[2]Short-term investments, at cost	2,122,156
[3]Foreign currencies, at cost	64,231

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-6

Delaware VIP® Trust —

Delaware VIP International Value Equity Series

Statement of operations

Six months ended June 30, 2016 (Unaudited)

Investment Income:
Dividends	$1,380,076
Securities lending income	4,858
Interest	2,564
Foreign tax withheld	(146,360)

1,241,138

Expenses:
Management fees	258,734
Audit and tax fees	18,324
Reports and statements to shareholders expenses	10,416
Accounting and administration expenses	9,935
Custodian fees	7,167
Dividend disbursing and transfer agent fees and expenses	2,663
Legal fees	2,374
Trustees’ fees and expenses	1,626
Registration fees	407
Distribution expenses - Service Class	277
Other	3,625

315,548
Less waived distribution expenses - Service Class	(46)

Total operating expenses	315,502

Net Investment Income	925,636

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,258,277)
Foreign currencies	24,827
Foreign currency exchange contracts	(12,426)

Net realized loss	(1,245,876)

Net change in unrealized appreciation (depreciation) of:
Investments	(823,178)
Foreign currencies	(2,473)
Foreign currency exchange contracts	1,971

Net change in unrealized appreciation (depreciation)	(823,680)

Net Realized and Unrealized Loss	(2,069,556)

Net Decrease in Net Assets Resulting from Operations	$(1,143,920)

Delaware VIP Trust —

Delaware VIP International Value Equity Series

Statements of changes in net assets

	Six months ended 6/30/16 (Unaudited)	Year ended 12/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$925,636	$1,057,346
Net realized gain (loss)	(1,245,876)	2,636,348
Net change in unrealized appreciation (depreciation)	(823,680)	(3,582,818)

Net increase (decrease) in net assets resulting from operations	(1,143,920)	110,876

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(1,045,938)	(1,218,855)
Service Class	(3,162)	(2,423)

	(1,049,100)	(1,221,278)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	4,496,738	12,406,523
Service Class	83,404	291,375
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	1,045,938	1,218,855
Service Class	3,162	2,423

	5,629,242	13,919,176

Cost of shares redeemed:
Standard Class	(5,939,190)	(8,214,676)
Service Class	(5,465)	(304,176)

	(5,944,655)	(8,518,852)

Increase (decrease) in net assets derived from capital share transactions	(315,413)	5,400,324

Net Increase (Decrease) in Net Assets	(2,508,433)	4,289,922

Net Assets:
Beginning of period	62,432,169	58,142,247

End of period	$59,923,736	$62,432,169
Undistributed net investment income	$920,500	$1,043,964

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-7

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Standard Class
	Six months ended 6/30/16[1]			Year ended
	(Unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$10.840	$10.990	$12.190	$10.090	$8.980	$10.610

Income (loss) from investment operations:
Net investment income[2]	0.157	0.189	0.254	0.176	0.177	0.243
Net realized and unrealized gain (loss)	(0.349)	(0.114)	(1.297)	2.094	1.171	(1.745)

Total from investment operations	(0.192)	0.075	(1.043)	2.270	1.348	(1.502)

Less dividends and distributions from:
Net investment income	(0.178)	(0.225)	(0.157)	(0.170)	(0.238)	(0.128)

Total dividends and distributions	(0.178)	(0.225)	(0.157)	(0.170)	(0.238)	(0.128)

Net asset value, end of period	$10.470	$10.840	$10.990	$12.190	$10.090	$8.980

Total return[3]	(1.91% )	0.49%	(8.67% )	22.78%	15.20%	(14.43% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$59,702	$62,285	$57,986	$57,733	$47,122	$43,036
Ratio of expenses to average net assets	1.04%	1.04%	1.07%	1.09%	1.07%	1.05%
Ratio of expenses to average net assets prior to fees waived	1.04%	1.04%	1.07%	1.09%	1.07%	1.08%
Ratio of net investment income to average net assets	3.04%	1.66%	2.13%	1.59%	1.88%	2.32%
Ratio of net investment income to average net assets prior to fees waived	3.04%	1.66%	2.13%	1.59%	1.88%	2.29%
Portfolio turnover	8%	11%	27%	28%	36%	47%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-8

Delaware VIP® International Value Equity Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Service Class
	Six months ended 6/30/16[1]			Year ended
	(Unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$10.820	$10.970	$12.160	$10.070	$8.970	$10.600

Income (loss) from investment operations:
Net investment income[2]	0.145	0.160	0.223	0.148	0.154	0.214
Net realized and unrealized gain (loss)	(0.365)	(0.115)	(1.284)	2.088	1.158	(1.740)

Total from investment operations	(0.220)	0.045	(1.061)	2.236	1.312	(1.526)

Less dividends and distributions from:
Net investment income	(0.150)	(0.195)	(0.129)	(0.146)	(0.212)	(0.104)

Total dividends and distributions	(0.150)	(0.195)	(0.129)	(0.146)	(0.212)	(0.104)

Net asset value, end of period	$10.450	$10.820	$10.970	$12.160	$10.070	$8.970

Total return[3]	(2.07% )	0.24%	(8.82% )	22.45%	14.79%	(14.62% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$222	$147	$156	$25	$30	$17
Ratio of expenses to average net assets	1.29%	1.29%	1.32%	1.34%	1.32%	1.30%
Ratio of expenses to average net assets prior to fees waived	1.34%	1.34%	1.37%	1.39%	1.37%	1.38%
Ratio of net investment income to average net assets	2.79%	1.41%	1.88%	1.34%	1.63%	2.07%
Ratio of net investment income to average net assets prior to fees waived	2.74%	1.36%	1.83%	1.29%	1.58%	1.99%
Portfolio turnover	8%	11%	27%	28%	36%	47%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-9

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Notes to financial statements

June 30, 2016 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP International Value Equity Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2012–Dec. 31, 2015), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Series.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2016 and will mature on the next business day.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The Series is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

International Value Equity Series-10

Delaware VIP® International Value Equity Series Delaware VIP International Value Equity Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2016.

The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2016, the Series earned less than $1 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative NAV basis. For the six months ended June 30, 2016, the Series was charged $1,448 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2016, the Series was charged $2,283 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees from Jan. 1, 2016 through June 30, 2016* in order to limit distribution and service fees of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2016, the Series was charged $684 for internal legal, tax, and regulatory services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The contractual waiver period is from April 29, 2015 through May 1, 2017.

3. Investments

For the six months ended June 30, 2016, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$7,001,585
Sales	4,957,337

International Value Equity Series-11

Delaware VIP® International Value Equity Series Delaware VIP International Value Equity Series

Notes to financial statements (continued)

3. Investments (continued)

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Depreciation of Investments
$65,545,413	$9,684,960	$(11,174,719)	$(1,489,759)

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2016:

Securities	Level 1	Level 2	Total
Common Stock
Australia	$—	$765,816	$765,816
Canada	3,729,006	—	3,729,006
China/Hong Kong	—	4,479,889	4,479,889
Denmark	—	1,497,047	1,497,047
France	—	11,402,423	11,402,423
Germany	—	3,978,485	3,978,485
Indonesia	—	1,048,663	1,048,663
Israel	2,034,315	—	2,034,315
Italy	—	646,478	646,478
Japan	426,657	14,386,017	14,812,674
Netherlands	—	2,443,301	2,443,301
Republic of Korea	—	1,699,905	1,699,905
Russia	681,444	—	681,444
Sweden	—	2,813,874	2,813,874
Switzerland	—	3,252,855	3,252,855
United Kingdom	—	6,647,171	6,647,171
Short-Term Investments	—	2,122,308	2,122,308

Total Value of Securities	$6,871,422	$57,184,232	$64,055,654

Foreign Currency Exchange Contracts	$—	$1,971	$1,971

International Value Equity Series-12

Delaware VIP® International Value Equity Series Delaware VIP International Value Equity Series

Notes to financial statements (continued)

3. Investments (continued)

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Series’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At June 30, 2016, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/16	Year ended 12/31/15
Shares sold:
Standard Class	431,043	1,092,086
Service Class	7,860	26,308
Shares issued upon reinvestment of dividends and distributions:
Standard Class	97,116	101,741
Service Class	294	202

	536,313	1,220,337

Shares redeemed:
Standard Class	(569,060)	(724,411)
Service Class	(528)	(27,154)

	(569,588)	(751,565)

Net increase (decrease)	(33,275)	468,772

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 7, 2016.

The Series had no amounts outstanding as of June 30, 2016 or at any time during the six months then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due

International Value Equity Series-13

Delaware VIP® International Value Equity Series Delaware VIP International Value Equity Series

Notes to financial statements (continued)

6. Derivatives (continued)

to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

During the six months ended June 30, 2016, the Series entered into foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date and to facilitate or expedite the settlement of portfolio transactions.

During the six months ended June 30, 2016, the Series had foreign currency risk, which is disclosed as “Unrealized appreciation or depreciation on foreign currency exchange contracts” on the “Statement of assets and liabilities” and as “Net realized loss on foreign currency exchange contracts” on the “Statement of operations.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2016.

	Long Derivatives Volume	Short Derivatives Volume
Foreign currency exchange contracts (Average cost)	$43,446	$29,346

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At June 30, 2016, the Series had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$62,839	$(62,839)	$—	$(62,839)	$—
Bank of Montreal	104,731	(104,731)	—	(104,731)	—
BNP Paribas	10,430	(10,430)	—	(10,430)	—

Total	$178,000	$(178,000)	$—	$(178,000)	$—

(a)Net amount represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day,

International Value Equity Series-14

Delaware VIP® International Value Equity Series Delaware VIP International Value Equity Series

Notes to financial statements (continued)

8. Securities Lending (continued)

which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

As of June 30, 2016, the Series had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2016, there were no Rule 144A securities held by the Series and no securities have been determined to be illiquid under the Series’ Liquidity Procedures. When monitoring compliance with the Series’ illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Series will be considered.

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

International Value Equity Series-15

Delaware VIP® International Value Equity Series Delaware VIP International Value Equity Series

Notes to financial statements (continued)

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com/proxy; and (ii) on the Commission’s website at sec.gov.

SA-VIPIVE 21184 (8/16) (17290)	International Value Equity Series-16

Delaware VIP® Trust
Delaware VIP Limited-Term Diversified Income Series

Semiannual report
June 30, 2016

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2016, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.
This material may be used in conjunction with the offering of shares in Delaware VIP® Limited-Term Diversified Income Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Disclosure of Series expenses

For the six-month period January 1, 2016 to June 30, 2016 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2016 to June 30, 2016.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual Series return†
Standard Class	$1,000.00	$1,024.70	0.56%	$2.82
Service Class	1,000.00	1,023.50	0.81%	4.08
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,022.08	0.56%	$2.82
Service Class	1,000.00	1,020.84	0.81%	4.07

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Limited-Term Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Security type / sector allocation

As of June 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Security type / sector	Percentage of net assets
Agency Asset-Backed Security	0.00%
Agency Collateralized Mortgage Obligations	1.80%
Agency Commercial Mortgage-Backed Securities	0.47%
Agency Mortgage-Backed Securities	14.25%
Convertible Bond	0.12%
Corporate Bonds	34.17%
Banking	12.96%
Basic Industry	0.96%
Brokerage	0.24%
Capital Goods	0.38%
Communications	2.70%
Consumer Cyclical	3.13%
Consumer Non-Cyclical	3.91%
Electric	4.56%
Energy	1.32%
Finance Companies	0.24%
Insurance	0.61%
Natural Gas	0.48%
Real Estate	0.24%
Technology	1.59%
Transportation	0.85%
Municipal Bonds	1.04%
Non-Agency Asset-Backed Securities	36.01%
Non-Agency Collateralized Mortgage Obligations	0.25%
Non-Agency Commercial Mortgage-Backed Securities	1.03%
U.S. Treasury Obligations	9.06%
Preferred Stock	1.02%
Short-Term Investments	0.87%
Total Value of Securities	100.09%
Liabilities Net of Receivables and Other Assets	(0.09%)
Total Net Assets	100.00%

Limited-Term Diversified Income Series-2

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Schedule of investments

June 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Agency Asset-Backed Security – 0.00%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.002% 9/26/33 f	19,314	$21,929

Total Agency Asset-Backed Security (cost $19,157)		21,929

Agency Collateralized Mortgage Obligations – 1.80%
Fannie Mae Connecticut Avenue Securities
Series 2015-C03 1M1 1.953% 7/25/25 •	4,944,761	4,958,843
Series 2015-C03 2M1 1.953% 7/25/25 •	4,791,390	4,814,457
Series 2015-C04 2M1 2.153% 4/25/28 •	2,067,894	2,064,765
Series 2016-C03 1M1 2.453% 10/25/28 •	1,754,427	1,766,614
Fannie Mae Grantor Trust Series 2001-T5 A2 6.987% 6/19/41 •	14,690	16,750
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	461	545
Series 2003-52 NA 4.00% 6/25/23	52,683	55,314
Series 2003-120 BL 3.50% 12/25/18	80,092	82,689
Series 2004-49 EB 5.00% 7/25/24	11,391	12,463
Series 2005-66 FD 0.753% 7/25/35 •	257,711	256,851
Series 2005-110 MB 5.50% 9/25/35	3,195	3,413
Series 2011-88 AB 2.50% 9/25/26	56,234	56,987
Series 2011-113 MC 4.00% 12/25/40	116,370	121,300
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	15,927	18,291
Series 2931 GC 5.00% 1/15/34	7,186	7,236
Series 3016 FL 0.832% 8/15/35 •	23,159	23,200
Series 3027 DE 5.00% 9/15/25	12,369	13,569
Series 3067 FA 0.792% 11/15/35 •	1,085,859	1,084,113
Series 3232 KF 0.892% 10/15/36 •	41,971	42,054
Series 3297 BF 0.682% 4/15/37 •	398,905	396,851
Series 3737 NA 3.50% 6/15/25	66,842	69,915
Series 3780 LF 0.842% 3/15/29 •	128,284	128,414
Series 3800 AF 0.942% 2/15/41 •	2,230,879	2,239,865
Series 3803 TF 0.842% 11/15/28 •	122,310	122,615
Series 4163 CW 3.50% 4/15/40	1,927,316	2,004,929
Freddie Mac Strips Series 19 F 1.248% 6/1/28 •	2,101	2,079
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN4 M2 2.853% 10/25/24 •	346,722	349,139
Series 2015-DNA3 M2 3.303% 4/25/28 •	920,000	945,791

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-HQ2 M2 2.403% 5/25/25 •	500,000	$495,973
Series 2015-HQA1 M2 3.103% 3/25/28 •	775,000	792,982
Series 2015-HQA2 M2 3.253% 5/25/28 •	1,025,000	1,049,551
Series 2016-DNA1 M2 3.353% 7/25/28 •	720,000	742,449
Series 2016-DNA3 M2 2.446% 12/25/28 •	410,000	412,731
Series 2016-HQA2 M2 2.703% 11/25/28 •	480,000	482,783
Freddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43 ¿	889	1,081
Series T-58 2A 6.50% 9/25/43 ¿	20,553	24,506

Total Agency Collateralized Mortgage Obligations (cost $25,528,943)		25,661,108

Agency Mortgage-Backed Securities – 14.25%
Fannie Mae ARM
1.855% 8/1/37 •	216,180	222,877
2.166% 1/1/35 •	535,594	556,182
2.329% 9/1/38 •	486,152	521,348
2.399% 8/1/37 •	103,962	109,827
2.401% 3/1/38 •	2,798	2,932
2.443% 8/1/34 •	11,940	12,495
2.46% 9/1/35 •	123,737	130,842
2.486% 12/1/33 •	7,417	7,877
2.527% 7/1/36 •	15,982	16,871
2.53% 8/1/36 •	10,485	11,009
2.549% 11/1/35 •	63,693	67,285
2.592% 6/1/36 •	21,143	22,133
2.593% 8/1/35 •	2,829	2,989
2.594% 7/1/36 •	16,351	17,445
2.834% 4/1/36 •	4,574	4,840
2.909% 6/1/34 •	8,057	8,486
2.966% 4/1/46 •	4,989,461	5,212,290
3.212% 4/1/44 •	416,783	436,661
3.449% 1/1/41 •	107,374	112,522
6.10% 8/1/37 •	26,125	26,112
Fannie Mae Relocation 30 yr 5.00% 1/1/34	7,999	8,472
Fannie Mae S.F. 15 yr
2.50% 5/1/31	522,607	541,998
3.00% 11/1/26	1,163,439	1,228,794
3.00% 2/1/30	3,584,000	3,763,172

Limited-Term Diversified Income Series-3

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 15 yr
3.00% 10/1/30	5,982,715	$6,311,038
3.50% 11/1/27	214,584	228,395
3.50% 6/1/29	2,180,160	2,327,843
3.50% 8/1/29	135,649	144,215
4.00% 11/1/25	2,413,507	2,572,951
4.00% 5/1/27	1,144,500	1,220,084
Fannie Mae S.F. 20 yr 3.00% 5/1/36	1,111,616	1,166,574
Fannie Mae S.F. 30 yr
4.50% 7/1/36	176,009	192,764
4.50% 6/1/38	201,877	221,188
4.50% 4/1/39	915,443	998,811
4.50% 6/1/39	450,735	492,395
4.50% 9/1/39	227,511	248,864
4.50% 11/1/39	717,257	798,239
4.50% 1/1/40	739,386	817,786
4.50% 4/1/40	156,302	171,346
4.50% 8/1/40	238,657	262,873
4.50% 9/1/40	1,137,727	1,247,282
4.50% 11/1/40	399,873	438,309
4.50% 2/1/41	2,820,983	3,089,347
4.50% 3/1/41	803,445	880,735
4.50% 4/1/41	1,214,721	1,328,582
4.50% 8/1/41	441,757	492,566
4.50% 10/1/41	4,774,224	5,235,066
4.50% 12/1/41	1,905,763	2,088,342
4.50% 1/1/42	1,195,759	1,316,610
4.50% 4/1/42	251,328	275,375
4.50% 8/1/42	394,610	436,179
4.50% 1/1/43	1,198,856	1,313,033
4.50% 9/1/43	988,624	1,082,908
4.50% 11/1/43	1,439,299	1,571,991
4.50% 4/1/44	2,105,378	2,296,585
4.50% 6/1/44	3,912,133	4,280,126
4.50% 8/1/44	12,739,910	13,938,620
4.50% 10/1/44	176,174	195,673
4.50% 12/1/44	797,418	872,521
4.50% 1/1/45	5,275,412	5,765,136
4.50% 4/1/45	8,678,096	9,483,613
5.00% 4/1/33	123,497	137,919
5.00% 2/1/35	88,191	98,438
5.00% 10/1/35	125,005	139,257
5.00% 2/1/36	79,578	88,577
5.00% 8/1/37	328,255	365,798
5.00% 12/1/39	361,630	406,079
5.00% 1/1/40	79,558	89,544
5.00% 11/1/44	1,623,458	1,809,326
5.50% 12/1/32	29,133	33,042
5.50% 6/1/33	98,293	111,374
5.50% 11/1/33	824,951	935,446

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 7/1/34	42,730	$48,502
5.50% 9/1/34	520,413	590,993
5.50% 12/1/34	135,357	153,804
5.50% 3/1/35	148,167	167,847
5.50% 5/1/35	501,659	569,648
5.50% 9/1/35	425,553	481,081
5.50% 12/1/35	149,179	169,271
5.50% 1/1/36	555,327	629,878
5.50% 4/1/36	1,596,038	1,807,345
5.50% 5/1/36	252,612	284,465
5.50% 7/1/36	43,820	49,772
5.50% 9/1/36	47,422	53,576
5.50% 10/1/36	496,320	558,859
5.50% 2/1/37	3,006,783	3,385,186
5.50% 4/1/37	394,203	443,372
5.50% 6/1/37	487,213	548,012
5.50% 8/1/37	588,231	667,112
5.50% 9/1/37	632,617	711,326
5.50% 1/1/38	5,423,349	6,117,335
5.50% 2/1/38	54,352	61,649
5.50% 4/1/38	655,050	737,535
5.50% 6/1/38	1,199,942	1,350,153
5.50% 8/1/38	124,510	141,209
5.50% 6/1/39	639,908	724,853
5.50% 11/1/39	717,846	808,853
5.50% 3/1/40	2,278,617	2,587,972
5.50% 3/1/41	25,256,148	28,651,630
5.50% 9/1/41	3,959,308	4,488,453
6.00% 11/1/34	911	1,040
6.00% 4/1/36	4,524	5,168
6.00% 9/1/36	242,365	282,598
6.00% 7/1/37	509,439	590,956
6.00% 8/1/37	236,381	270,873
6.00% 1/1/38	82,373	94,351
6.00% 5/1/38	873,143	999,246
6.00% 1/1/39	264,779	303,384
6.00% 2/1/39	346,520	397,854
6.00% 10/1/39	2,111,607	2,450,696
6.00% 5/1/41	500,826	573,144
6.00% 7/1/41	5,190,954	5,943,491
6.50% 6/1/29	643	740
6.50% 1/1/34	661	808
6.50% 4/1/36	136	156
6.50% 6/1/36	2,314	2,663
6.50% 10/1/36	2,046	2,354
6.50% 8/1/37	195	225
7.00% 12/1/34	563	654
7.00% 12/1/35	752	863
7.00% 12/1/37	1,308	1,414
7.50% 6/1/31	4,887	5,926

Limited-Term Diversified Income Series-4

Delaware® VIP Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
7.50% 4/1/32	217	$256
7.50% 5/1/33	583	588
7.50% 6/1/34	273	322
9.00% 7/1/20	2,104	2,199
10.00% 8/1/19	1,203	1,209
Freddie Mac ARM
2.408% 10/1/36 •	3,532	3,741
2.495% 1/1/44 •	1,749,765	1,814,184
2.635% 7/1/38 •	357,793	379,245
2.65% 10/1/37 •	37,645	39,613
2.769% 6/1/37 •	147,614	154,733
2.807% 4/1/33 •	3,168	3,285
2.951% 11/1/44 •	286,968	297,955
3.107% 3/1/46 •	1,125,862	1,177,024
4.852% 8/1/38 •	9,212	9,688
Freddie Mac S.F. 15 yr
3.50% 9/1/29	7,204,698	7,658,661
4.00% 1/1/29	4,647,554	4,952,769
Freddie Mac S.F. 20 yr 3.00% 6/1/36	187,389	196,448
Freddie Mac S.F. 30 yr
4.50% 4/1/39	134,454	148,860
4.50% 10/1/39	364,575	399,720
4.50% 5/1/40	5,118,562	5,709,315
4.50% 3/1/42	1,439,537	1,582,986
4.50% 8/1/44	517,075	569,992
4.50% 7/1/45	2,345,954	2,575,223
5.00% 6/1/36	1,285,151	1,427,020
5.50% 6/1/36	38,174	42,966
5.50% 5/1/37	341,095	384,666
5.50% 3/1/40	206,394	231,311
5.50% 8/1/40	695,766	780,502
5.50% 6/1/41	5,082,429	5,716,461
6.00% 2/1/36	517,861	594,599
6.00% 3/1/36	381,495	439,599
6.00% 1/1/38	77,162	88,078
6.00% 6/1/38	207,775	237,046
6.00% 8/1/38	933,645	1,083,035
6.00% 7/1/40	513,169	588,013
7.00% 11/1/33	4,092	4,944
9.00% 4/1/17	59	60
GNMA I S.F. 30 yr 7.00% 12/15/34	16,783	20,456
GNMA II S.F. 30 yr
5.50% 5/20/37	384,969	429,460
5.50% 4/20/40	398,160	436,650
6.00% 2/20/39	608,393	693,317
6.00% 4/20/46	615,411	708,788

Total Agency Mortgage-Backed Securities (cost $202,321,478)		203,567,506

	Principal amount°	Value (U.S. $)

Agency Commercial Mortgage-Backed Securities – 0.47%
FREMF Mortgage Trust
Series 2011-K15 B 144A 5.116% 8/25/44 #•	125,000	$137,976
Series 2012-K22 B 144A 3.811% 8/25/45 #•	1,115,000	1,164,615
Series 2012-K708 B 144A 3.883% 2/25/45 #•	1,170,000	1,208,906
Series 2013-K35 C 144A 4.077% 8/25/23 #•	230,000	224,636
Series 2013-K712 B 144A 3.484% 5/25/45 #•	1,175,000	1,202,321
NCUA Guaranteed Notes Trust
Series 2010-C1 A2 2.90% 10/29/20	100,866	100,911
Series 2011-C1 2A 0.976% 3/9/21 •	2,646,724	2,642,066

Total Agency Commercial Mortgage-Backed Securities (cost $6,630,636)		6,681,431

Convertible Bond – 0.12%
Jefferies Group 3.875% exercise price $44.19, maturity date 11/1/29	1,645,000	1,671,731

Total Convertible Bond (cost $1,752,953)		1,671,731

Corporate Bonds – 34.17%
Banking – 12.96%
ANZ New Zealand International 144A 2.60% 9/23/19 #	7,290,000	7,462,634
Bank of America
2.625% 10/19/20	2,370,000	2,410,205
4.45% 3/3/26	11,610,000	12,167,176
Bank of New York Mellon
2.45% 11/27/20	5,100,000	5,250,419
2.50% 4/15/21	1,000,000	1,036,907
BB&T
2.05% 5/10/21	7,500,000	7,615,035
2.45% 1/15/20	2,085,000	2,144,164
Branch Banking & Trust 3.625% 9/16/25	1,570,000	1,692,151
Citizens Bank
2.30% 12/3/18	5,285,000	5,357,183
2.45% 12/4/19	5,065,000	5,136,249
Commonwealth Bank of Australia 2.40% 11/2/20	8,600,000	8,862,360
Compass Bank 2.75% 9/29/19	9,170,000	9,062,876
Cooperatieve Rabobank 2.50% 1/19/21	1,775,000	1,820,571
Credit Suisse
2.30% 5/28/19	8,285,000	8,399,432
3.00% 10/29/21	925,000	948,172
Credit Suisse Group Funding Guernsey 144A 3.80% 6/9/23 #	2,640,000	2,637,204

Limited-Term Diversified Income Series-5

Delaware® VIP Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)
Banking (continued)
Fifth Third Bancorp 2.875% 7/27/20	2,345,000	$2,449,728
Fifth Third Bank
2.25% 6/14/21	240,000	243,911
2.30% 3/15/19	1,090,000	1,111,874
3.85% 3/15/26	1,190,000	1,252,207
HSBC Holdings 6.875% 12/29/49 •	1,280,000	1,276,800
JPMorgan Chase
2.40% 6/7/21	2,820,000	2,861,364
2.75% 6/23/20	1,180,000	1,216,581
4.25% 10/1/27	7,110,000	7,539,487
KeyBank
2.35% 3/8/19	4,160,000	4,250,746
3.18% 5/22/22	940,000	964,552
Lloyds Banking Group 3.10% 7/6/21	535,000	534,604
Morgan Stanley
2.45% 2/1/19	2,760,000	2,813,566
3.875% 1/27/26	4,465,000	4,749,487
3.95% 4/23/27	5,180,000	5,249,997
PNC Bank
2.30% 6/1/20	2,645,000	2,710,953
2.45% 11/5/20	2,985,000	3,068,881
2.60% 7/21/20	2,060,000	2,134,434
Santander UK Group Holdings 2.875% 10/16/20	5,445,000	5,413,822
Skandinaviska Enskilda Banken 144A 2.375% 3/25/19 #	7,410,000	7,553,391
State Street 2.55% 8/18/20	2,220,000	2,305,066
SunTrust Banks
2.35% 11/1/18	1,830,000	1,859,520
2.50% 5/1/19	7,305,000	7,462,006
SVB Financial Group 3.50% 1/29/25	2,430,000	2,427,052
Toronto-Dominion Bank 2.25% 11/5/19	6,935,000	7,119,991
U.S. Bank
1.40% 4/26/19	3,500,000	3,521,714
2.125% 10/28/19	5,760,000	5,906,955
UBS Group Funding Jersey 144A 3.00% 4/15/21 #	5,915,000	6,039,688
US Bancorp 2.35% 1/29/21	3,365,000	3,475,746
USB Capital IX 3.50% 10/29/49 @•	2,220,000	1,817,625
Wells Fargo 2.625% 12/15/16	1,450,000	1,462,254
Zions Bancorporation 4.50% 6/13/23	2,195,000	2,329,674

		185,126,414

Basic Industry – 0.96%
Georgia-Pacific
144A 2.539% 11/15/19 #	4,000,000	4,099,616
144A 5.40% 11/1/20 #	2,365,000	2,681,241
LyondellBasell Industries 5.75% 4/15/24	1,225,000	1,460,285
PPG Industries 2.30% 11/15/19	1,820,000	1,836,056
WestRock 3.50% 3/1/20	1,990,000	2,056,074

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)
Basic Industry (continued)
WestRock 4.45% 3/1/19	1,510,000	$1,596,639

		13,729,911

Brokerage – 0.24%
Jefferies Group 5.125% 1/20/23	3,115,000	3,276,880
Lazard Group 6.85% 6/15/17	131,000	137,026

		3,413,906

Capital Goods – 0.38%
Crane 2.75% 12/15/18	420,000	431,928
Fortune Brands Home & Security 3.00% 6/15/20	1,285,000	1,328,612
Waste Management
2.40% 5/15/23	1,205,000	1,224,268
2.60% 9/1/16	2,365,000	2,370,484

		5,355,292

Communications – 2.70%
21st Century Fox America 4.50% 2/15/21	2,945,000	3,291,559
American Tower
2.80% 6/1/20	2,005,000	2,053,623
3.30% 2/15/21	945,000	986,862
4.40% 2/15/26	964,000	1,048,634
AT&T
2.45% 6/30/20	2,890,000	2,953,308
2.80% 2/17/21	160,000	164,341
3.60% 2/17/23	1,910,000	1,995,335
4.125% 2/17/26	2,625,000	2,825,369
Crown Castle International 5.25% 1/15/23	2,095,000	2,358,572
Crown Castle Towers 144A 3.663% 5/15/25 #	3,785,000	3,913,955
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	1,080,000	1,079,039
Omnicom Group 3.60% 4/15/26	440,000	464,358
SBA Tower Trust
144A 2.24% 4/16/18 #	1,660,000	1,665,320
144A 2.898% 10/15/19 #	1,520,000	1,541,105
Sky 144A 3.75% 9/16/24 #	4,710,000	4,902,055
Verizon Communications
4.50% 9/15/20	3,640,000	4,044,135
5.15% 9/15/23	2,830,000	3,300,937

		38,588,507

Consumer Cyclical – 3.13%
BMW U.S. Capital 144A 2.00% 4/11/21 #	3,185,000	3,228,501
CVS Health
2.125% 6/1/21	2,550,000	2,584,305
3.875% 7/20/25	2,297,000	2,531,393
Ford Motor Credit 3.096% 5/4/23	5,080,000	5,158,852

Limited-Term Diversified Income Series-6

Delaware® VIP Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Ford Motor Credit 3.336% 3/18/21	720,000	$747,542
General Motors 3.50% 10/2/18	1,610,000	1,658,508
General Motors Financial
3.15% 1/15/20	2,455,000	2,487,227
3.45% 4/10/22	215,000	215,127
3.70% 5/9/23	905,000	911,038
4.375% 9/25/21	990,000	1,045,916
Historic TW 6.875% 6/15/18	1,340,000	1,480,851
Hyundai Capital America
144A 2.125% 10/2/17 #	260,000	261,699
144A 2.55% 2/6/19 #	3,000,000	3,051,423
144A 3.00% 3/18/21 #	150,000	155,546
INVISTA Finance 144A 4.25% 10/15/19 #	2,525,000	2,474,500
Starbucks 2.10% 2/4/21	4,745,000	4,880,152
Toyota Motor Credit 1.375% 1/10/18	200,000	201,447
Viacom 2.50% 12/15/16	4,960,000	4,982,037
Walgreens Boots Alliance 2.60% 6/1/21	6,525,000	6,654,234

		44,710,298

Consumer Non-Cyclical – 3.91%
AbbVie 2.30% 5/14/21	8,495,000	8,607,933
Aetna 2.40% 6/15/21	6,455,000	6,593,453
Anheuser-Busch InBev Finance
2.65% 2/1/21	7,455,000	7,739,117
3.65% 2/1/26	120,000	128,805
Molson Coors Brewing 2.10% 7/15/21	3,845,000	3,861,191
Mylan 144A 3.15% 6/15/21 #	5,180,000	5,260,212
Pernod Ricard 144A 4.45% 1/15/22 #	4,125,000	4,550,543
Perrigo Finance Unlimited 3.50% 12/15/21	1,600,000	1,648,592
Reynolds American
4.00% 6/12/22	2,765,000	3,008,956
4.45% 6/12/25	5,185,000	5,817,461
Sysco 2.50% 7/15/21	3,645,000	3,729,025
Thermo Fisher Scientific 3.00% 4/15/23	4,730,000	4,835,943

		55,781,231

Electric – 4.56%
Ameren 2.70% 11/15/20	7,615,000	7,850,562
Arizona Public Service 2.20% 1/15/20	8,255,000	8,459,930
CenterPoint Energy 5.95% 2/1/17	1,675,000	1,716,803
CMS Energy 6.25% 2/1/20	2,945,000	3,392,982
DTE Energy
2.40% 12/1/19	3,350,000	3,423,285
3.30% 6/15/22	2,145,000	2,263,655
Electricite de France 144A 5.25% 12/29/49 #•	2,705,000	2,606,673
Entergy 4.00% 7/15/22	6,555,000	7,043,288
Exelon 2.85% 6/15/20	3,500,000	3,613,781
Exelon Generation 4.25% 6/15/22	1,675,000	1,788,751
IPALCO Enterprises 3.45% 7/15/20	4,765,000	4,860,300

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)
Electric (continued)
Kansas City Power & Light 6.375% 3/1/18	3,715,000	$4,000,814
LG&E & KU Energy 3.75% 11/15/20	470,000	505,233
NV Energy 6.25% 11/15/20	2,350,000	2,784,915
Pacific Gas & Electric 3.50% 10/1/20	250,000	268,921
Public Service Electric & Gas 1.90% 3/15/21	2,565,000	2,610,598
Southern 2.35% 7/1/21	7,740,000	7,902,795

		65,093,286

Energy – 1.32%
BG Energy Capital 144A 2.875% 10/15/16 #	3,535,000	3,547,751
Chevron 2.10% 5/16/21	5,575,000	5,685,279
Regency Energy Partners 5.875% 3/1/22	2,170,000	2,323,814
TransCanada PipeLines 1.625% 11/9/17	2,130,000	2,135,532
Woodside Finance 144A 8.75% 3/1/19 #	4,420,000	5,095,000

		18,787,376

Finance Companies – 0.24%
AerCap Ireland Capital 3.95% 2/1/22	3,200,000	3,208,000
General Electric 1.013% 5/5/26 •	305,000	286,734

		3,494,734

Insurance – 0.61%
Berkshire Hathaway Finance 2.90% 10/15/20	1,530,000	1,625,448
Metropolitan Life Global Funding I 144A 1.875% 6/22/18 #	1,435,000	1,449,644
Pricoa Global Funding I 144A 1.60% 5/29/18 #	920,000	926,007
Principal Life Global Funding II 144A 3.00% 4/18/26 #	1,775,000	1,812,673
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	1,910,000	1,958,260
144A 4.125% 11/1/24 #	900,000	947,112

		8,719,144

Natural Gas – 0.48%
Sempra Energy 2.30% 4/1/17	3,460,000	3,489,275
Williams Partners 7.25% 2/1/17	3,251,000	3,348,715

		6,837,990

Real Estate – 0.24%
Host Hotels & Resorts 3.75% 10/15/23	635,000	640,613
Kimco Realty 3.40% 11/1/22	420,000	440,853
Simon Property Group 2.50% 7/15/21	1,890,000	1,948,526
WEA Finance 144A 3.75% 9/17/24 #	400,000	417,720

		3,447,712

Technology – 1.59%
Amphenol 3.125% 9/15/21	11,135,000	11,523,957

Limited-Term Diversified Income Series-7

Delaware® VIP Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)
Technology (continued)
FLIR Systems 3.125% 6/15/21	1,045,000	$1,074,175
Fortive 144A 2.35% 6/15/21 #	2,630,000	2,671,633
National Semiconductor 6.60% 6/15/17	925,000	974,043
Oracle
1.90% 9/15/21	740,000	743,258
2.40% 9/15/23	5,730,000	5,755,945

		22,743,011

Transportation – 0.85%
Norfolk Southern 2.90% 6/15/26	2,150,000	2,216,859
Penske Truck Leasing
144A 3.30% 4/1/21 #	1,130,000	1,162,859
144A 3.375% 2/1/22 #	3,470,000	3,543,033
Ryder System 3.45% 11/15/21	4,240,000	4,439,004
United Airlines 2015-1 Class AA Pass-Through Trust 3.45% 12/1/27 ¿	740,000	772,375

		12,134,130

Total Corporate Bonds (cost $479,375,192)		487,962,942

Municipal Bonds – 1.04%
County of Baltimore, Maryland 5.00% 2/1/26	3,320,000	4,399,664
New York City, New York
Series C 5.00% 8/1/26	1,850,000	2,404,537
Series C 5.00% 8/1/27	1,030,000	1,328,350
University of California Series Y-2 0.967% 7/1/41 •	6,670,000	6,670,467

Total Municipal Bonds (cost $14,520,830)		14,803,018

Non-Agency Asset-Backed Securities – 36.01%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	678,617	698,727
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	8,490,000	8,516,664
Series 2014-1 A1 0.912% 1/15/19 •	3,220,000	3,220,537
Series 2014-4 A2 1.43% 6/17/19	2,130,000	2,135,016
American Express Credit Account Master Trust
Series 2012-1 A 0.712% 1/15/20 •	8,200,000	8,204,798
Series 2013-2 A 0.862% 5/17/21 •	3,290,000	3,292,392
Series 2014-1 A 0.812% 12/15/21 •	10,735,000	10,734,999
ARI Fleet Lease Trust Series 2015-A A2 144A 1.11% 11/15/18 #	292,433	292,432
Avis Budget Rental Car Funding AESOP Series 2013-2A A 144A 2.97% 2/20/20 #	8,750,000	8,971,704

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)
Bank of America Credit Card Trust
Series 2007-A4 A4 0.482% 11/15/19 •	8,614,000	$8,600,647
Series 2014-A2 A 0.712% 9/16/19 •	14,972,000	14,986,228
Series 2014-A3 A 0.732% 1/15/20 •	11,060,000	11,076,465
Barclays Dryrock Issuance Trust Series 2014-2 A 0.782% 3/16/20 •	2,500,000	2,499,581
BMW Floorplan Master Owner Trust Series 2015-1A A 144A 0.942% 7/15/20 #•	1,700,000	1,700,104
Cabela’s Credit Card Master Note Trust
Series 2014-2 A 0.892% 7/15/22 •	3,750,000	3,714,401
Series 2015-1A A1 2.26% 3/15/23	5,300,000	5,432,519
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.492% 11/15/19 •	8,585,000	8,579,355
Series 2007-A2 A2 0.522% 12/16/19 •	585,000	584,493
Series 2007-A5 A5 0.482% 7/15/20 •	6,850,000	6,828,409
Series 2014-A3 A3 0.822% 1/18/22 •	3,850,000	3,847,912
Series 2014-A5 A5 1.48% 7/15/20	1,585,000	1,595,327
Series 2016-A1 A1 0.90% 2/15/22 •	3,000,000	3,005,178
Chase Issuance Trust
Series 2007-A5 A5 0.482% 3/15/19 •	100,000	99,893
Series 2007-A12 A12 0.492% 8/15/19 •	1,250,000	1,248,276
Series 2007-B1 B1 0.692% 4/15/19 •	6,100,000	6,084,085
Series 2012-A10 A10 0.702% 12/16/19 •	16,750,000	16,749,998
Series 2013-A3 A3 0.722% 4/15/20 •	6,110,000	6,101,175
Series 2013-A7 A 0.872% 9/15/20 •	2,550,000	2,555,115
Series 2013-A9 A 0.862% 11/16/20 •	10,175,000	10,177,571
Series 2014-A5 A5 0.812% 4/15/21 •	8,190,000	8,178,830
Series 2014-A7 A7 1.38% 11/15/19	5,500,000	5,528,535
Series 2015-A6 A6 0.692% 5/15/19 •	15,266,000	15,272,741
Series 2016-A1 A 0.852% 5/17/21 •	2,290,000	2,290,658
Series 2016-A3 A3 0.55% 6/15/23 •	7,600,000	7,604,771
Chesapeake Funding
Series 2012-2A A 144A 0.92% 5/7/24 #•	30,294	30,288
Series 2014-1A A 144A 0.885% 3/7/26 #•	4,206,741	4,190,903
CIT Equipment Collateral Series 2014-VT1 A2 144A 0.86% 5/22/17 #	216,213	216,000
Citibank Credit Card Issuance Trust
Series 2008-A7 A7 1.823% 5/20/20 •	694,000	707,940
Series 2013-A2 A2 0.732% 5/26/20 •	5,647,000	5,650,389
Series 2013-A4 A4 0.872% 7/24/20 •	18,985,000	18,953,677
Series 2013-A7 A7 0.875% 9/10/20 •	6,632,000	6,652,798

Limited-Term Diversified Income Series-8

Delaware® VIP Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)
Citibank Credit Card Issuance Trust
Series 2013-A12 A12 0.862% 11/7/18 •	1,865,000	$1,865,438
Series 2014-A7 A7 0.652% 8/24/18 •	500,000	500,049
CNH Equipment Trust Series 2016-B A2B 1.05% 10/15/19 •	1,085,000	1,083,630
Discover Card Execution Note Trust Series 2012-A4 A4 0.812% 11/15/19 •	2,550,000	2,553,649
Series 2013-A1 A1 0.742% 8/17/20 •	9,795,000	9,805,990
Series 2013-A6 A6 0.892% 4/15/21 •	9,350,000	9,367,388
Series 2014-A1 A1 0.872% 7/15/21 •	12,984,000	13,013,833
Series 2015-A1 A1 0.792% 8/17/20 •	11,275,000	11,297,691
Series 2015-A3 A 1.45% 3/15/21	1,305,000	1,318,589
Enterprise Fleet Financing Series 2014-1 A2 144A 0.87% 9/20/19 #	834,016	833,027
FirstKey Lending Trust Series 2015-SFR1 A 144A 2.553% 3/9/47 #	681,240	685,864
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	1,025,000	1,026,050
Ford Credit Auto Owner Trust
Series 2016-A A2B 0.842% 12/15/18 •	2,000,000	2,002,668
Series 2016-B A2B 0.752% 3/15/19 •	1,225,000	1,226,260
Ford Credit Floorplan Master Owner Trust A
Series 2013-5 A2 0.912% 9/15/18 •	1,000,000	1,000,107
Series 2014-1 A1 1.20% 2/15/19	6,318,000	6,334,117
Series 2014-1 A2 0.842% 2/15/19 •	14,665,000	14,658,882
Series 2014-4 A2 0.792% 8/15/19 •	2,640,000	2,628,928
Series 2015-1 A2 0.842% 1/15/20 •	15,082,000	15,036,007
Series 2015-2 A2 1.012% 1/15/22 •	19,155,000	19,101,433
GE Dealer Floorplan Master Note Trust
Series 2012-2 A 1.198% 4/22/19 •	16,930,000	16,970,354
Series 2014-1 A 0.828% 7/20/19 •	6,398,000	6,383,038
Series 2015-1 A 0.938% 1/20/20 •	7,290,000	7,267,096
Golden Credit Card Trust
Series 2014-1A A 144A 0.893% 3/15/19 #•	570,000	569,221
Series 2014-2A A 144A 0.892% 3/15/21 #•	8,195,000	8,147,187
Series 2015-1A A 144A 0.882% 2/15/20 #•	10,175,000	10,151,834
GreatAmerica Leasing Receivables Series 2014-1 A3 144A 0.89% 7/15/17 #	3,311,356	3,309,451

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)
Hertz Fleet Lease Funding Series 2014-1 A 144A 0.845% 4/10/28 #•	2,314,858	$2,308,677
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	352,225	311,649
Honda Auto Receivables Owner Trust Series 2015-3 A3 1.27% 4/18/19	3,000,000	3,012,636
Hyundai Auto Lease Securitization Trust
Series 2014-A A4 144A 1.01% 9/15/17 #	1,530,000	1,529,935
Series 2015-A A3 144A 1.42% 9/17/18 #	5,300,000	5,313,283
Series 2016-A A2B 144A 0.992% 7/16/18 #•	7,600,000	7,606,391
Hyundai Auto Receivables Trust
Series 2015-C A2B 0.812% 11/15/18 •	1,422,152	1,423,157
Series 2016-A A2B 0.812% 6/17/19 •	4,000,000	4,004,776
Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.002% 7/16/18 •	870,000	869,676
Mercedes-Benz Master Owner Trust
Series 2015-AA A 144A 0.762% 4/15/19 #•	1,500,000	1,500,000
Series 2015-BA A 144A 0.822% 4/15/20 #•	16,600,000	16,520,501
Navistar Financial Dealer Note Master Owner Trust II Series 2014-1 A 144A 1.203% 10/25/19 #•	6,500,000	6,479,389
NextGear Floorplan Master Owner Trust Series 2014-1A A 144A 1.92% 10/15/19 #	1,420,000	1,414,002
Nissan Auto Lease Trust
Series 2014-B A3 1.12% 9/15/17	7,500,000	7,506,952
Series 2015-B A2B 0.972% 12/15/17 •	950,612	951,959
Series 2016-A A2B 0.822% 8/15/18 •	870,000	871,305
Nissan Auto Receivables Owner Trust
Series 2013-C A3 0.67% 8/15/18	907,742	906,707
Series 2015-C A2B 0.792% 11/15/18 •	481,874	481,875
Series 2016-A A2B 0.792% 2/15/19 •	3,500,000	3,504,288
Series 2016-B A2B 0.742% 4/15/19 •	2,175,000	2,177,062
Nissan Master Owner Trust Receivables Series 2015-A A1 0.842% 1/15/20 •	2,855,000	2,850,288
Penarth Master Issuer Series 2015-1A A1 144A 0.848% 3/18/19 #•	545,000	542,980

Limited-Term Diversified Income Series-9

Delaware® VIP Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)
Penarth Master Issuer Series 2015-2A A1 144A 0.848% 5/18/19 #•	4,000,000	$3,983,212
PFS Financing
Series 2014-AA A 144A 1.042% 2/15/19 #•	6,000,000	5,980,611
Series 2015-AA A 144A 1.062% 4/15/20 #•	1,000,000	990,323
Popular ABS Mortgage Pass Through Trust Series 2006-C A4 0.703% 7/25/36 ¿•	1,559,000	1,499,897
Porsche Innovative Lease Owner Trust Series 2015-1 A3 144A 1.19% 7/23/18 #	1,080,000	1,081,135
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	1,180,000	1,182,988
Series 2015-2 A 1.60% 4/15/21	1,120,000	1,124,536
Toyota Auto Receivables Trust Series 2016-B A2B 0.692% 10/15/18 •	1,000,000	1,000,445
Trade MAPS 1 Series 2013-1A A 144A 1.145% 12/10/18 #•	11,750,000	11,702,905
Volkswagen Auto Lease Trust Series 2015-A A3 1.25% 12/20/17	1,085,000	1,084,998
Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19 #	3,130,000	3,111,265
Volvo Financial Equipment Series 2014-1A A3 144A 0.82% 4/16/18 #	2,245,016	2,240,869
Wheels Series 2014-1A A2 144A 0.84% 3/20/23 #	1,208,506	1,206,229
World Financial Network Credit Card Master Trust Series 2015-A A 0.922% 2/15/22 •	965,000	963,817

Total Non-Agency Asset-Backed Securities (cost $510,507,085)		514,190,030

Non-Agency Collateralized Mortgage Obligations – 0.25%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35 f	13,466	13,403
Bank of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	13,662	13,368

	Principal amount°	Value (U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #•	650,000	$656,241
Sequoia Mortgage Trust Series 2014-2 A4 144A 3.50% 7/25/44 #•	734,747	755,412
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #•	1,053,099	1,066,172
Series 2015-6 A1B 144A 2.75% 4/25/55 #•	1,074,300	1,088,359

Total Non-Agency Collateralized Mortgage Obligations (cost $3,518,269)		3,592,955

Non-Agency Commercial Mortgage-Backed Securities – 1.03%
Banc of America Commercial Mortgage Trust Series 2007-4 AM 6.00% 2/10/51 •	205,000	213,606
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW16 A1A 5.91% 6/11/40 •	2,567,059	2,650,302
Citigroup Commercial Mortgage Trust Series 2007-C6 AM 5.901% 12/10/49 •	760,000	762,707
Commercial Mortgage Trust Series 2007-GG9 AM 5.475% 3/10/39	780,000	793,054
DB-UBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46 #	1,015,000	1,137,030
Hilton USA Trust
Series 2013-HLT AFX 144A 2.662% 11/5/30 #	510,000	512,178
Series 2013-HLT AFX 144A 3.367% 11/5/30 #	2,420,000	2,431,858
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP8 AM 5.44% 5/15/45	2,606,000	2,607,247
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 •	1,550,000	1,543,548
Series 2006-C6 AM 5.413% 9/15/39	2,055,000	2,062,154

Total Non-Agency Commercial Mortgage-Backed Securities (cost $15,368,794)		14,713,684

Limited-Term Diversified Income Series-10

Delaware® VIP Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

U.S. Treasury Obligations – 9.06%
U.S. Treasury Notes
0.46% 4/30/18 •	129,030,000	129,079,548
1.625% 5/15/26	300,000	303,680

Total U.S. Treasury Obligations (cost $129,374,953)		129,383,228

	Number of shares

Preferred Stock – 1.02%
General Electric 5.00% •	5,497,000	5,839,188
Morgan Stanley 5.55% •	2,500,000	2,479,625
PNC Preferred Funding Trust II 144A 1.875% #•	6,900,000	6,089,250
USB Realty 144A 1.775% #@•	200,000	160,250

Total Preferred Stock (cost $14,826,618)		14,568,313

	Principal amount°

Short-Term Investments – 0.87%
Discount Notes – 0.87% ≠
Federal Home Loan Bank 0.243% 8/5/16	2,820,037	2,819,380

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)
Discount Notes≠ (continued)
Federal Home Loan Bank
0.311% 7/13/16	811,987	$811,944
0.325% 8/3/16	2,080,560	2,080,102
0.335% 7/12/16	651,230	651,198
0.335% 7/21/16	904,485	904,405
0.34% 7/22/16	1,892,140	1,891,964
0.349% 7/25/16	15,186	15,184
0.39% 9/21/16	42,908	42,882
0.39% 9/23/16	52,340	52,307
0.53% 8/15/16	3,198,944	3,197,985

		12,467,351

Total Short-Term Investments (cost $12,465,626)		12,467,351

Total Value of Securities – 100.09% (cost $1,416,210,534)	$1,429,285,226

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $219,452,612, which represents 15.37% of the Series’ net assets. See Note 8 in “Notes to financial statements.”

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $1,977,875, which represents 0.14% of the Series’ net assets. See Note 8 in “Notes to financial statements.”
¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of June 30, 2016. Interest rates reset periodically.
f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2016.

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

DB – Deutsche Bank

GNMA – Government National Mortgage Association

LB – Lehman Brothers

NCUA – National Credit Union Administration

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

UBS – Union Bank of Switzerland

yr – Year

See accompanying notes, which are an integral part of the financial statements

Limited-Term Diversified Income Series-11

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Statement of assets and liabilities	June 30, 2016 (unaudited)

Assets:
Investments, at value[1]	$1,416,817,875
Short-term investments, at value[2]	12,467,351
Cash	15,085,475
Receivable for securities sold	31,074,667
Interest receivable	4,919,813
Receivable for series shares sold	13,785

Total assets	1,480,378,966

Liabilities:
Payable for securities purchased	50,211,736
Payable for series shares redeemed	568,145
Income distribution payable	446,810
Investment management fees payable	557,507
Other accrued expenses	289,235
Distribution fees payable	278,658
Audit and tax fees payable	23,639
Dividend disbursing and transfer agent fees and expenses payable to affiliates	8,779
Accounting and administration expenses payable to affiliates	5,535
Trustees’ fees and expenses payable	4,332
Legal fees payable to affiliates	2,604
Reports and statements to shareholders expenses payable to affiliates	590

Total liabilities	52,397,570

Total Net Assets	$1,427,981,396

Net Assets Consist of:
Paid-in capital	$1,429,582,320
Distributions in excess of net investment income	(2,514,950)
Accumulated net realized loss on investments	(12,160,666)
Net unrealized appreciation of investments	13,074,692

Total Net Assets	$1,427,981,396

Net Asset Value
Standard Class:
Net assets	$68,393,612
Shares of beneficial interest outstanding, unlimited authorization, no par	6,877,762
Net asset value per share	$9.94

Service Class:
Net assets	$1,359,587,784
Shares of beneficial interest outstanding, unlimited authorization, no par	137,637,161
Net asset value per share	$9.88

[1] Investments, at cost	$1,403,744,908
[2] Short-term investments, at cost	12,465,626

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-12

Delaware VIP® Trust—

Delaware VIP Limited-Term Diversified Income Series

Statement of operations

Six months ended June 30, 2016 (Unaudited)

Delaware VIP Trust—

Delaware VIP Limited-Term Diversified Income Series

Statements of changes in net assets

Investment Income:
Interest	$12,630,923
Expenses:
Management fees	3,381,756
Distribution expenses – Service Class	2,030,831
Accounting and administration expenses	231,923
Reports and statements to shareholders expenses	94,416
Dividend disbursing and transfer agent fees and expenses	60,419
Legal fees	46,814
Trustees’ fees and expenses	37,522
Custodian fees	33,924
Audit and tax fees	24,243
Registration fees	377
Other	30,978

5,973,203
Less waived distribution expenses – Service Class	(338,472)

Total operating expenses	5,634,731

Net Investment Income	6,996,192

Net Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments	10,197,334
Futures contracts	1,375,368

Net realized gain	11,572,702

Net change in unrealized appreciation (depreciation) of:
Investments	15,061,764
Futures contracts	45,311

Net change in unrealized appreciation (depreciation)	15,107,075

Net Realized and Unrealized Gain	26,679,777

Net Increase in Net Assets Resulting from Operations	$33,675,969

	Six months ended 6/30/16 (Unaudited)	Year ended 12/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,996,192	$16,337,709
Net realized gain	11,572,702	3,334,265
Net change in unrealized appreciation (depreciation)	15,107,075	(11,432,409)

Net increase in net assets resulting from operations	33,675,969	8,239,565

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(546,327)	(1,038,467)
Service Class	(9,460,262)	(20,222,493)

	(10,006,589)	(21,260,960)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	10,048,565	14,159,254
Service Class	37,918,762	73,226,858

Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	544,399	1,039,647
Service Class	9,455,898	20,286,055

	57,967,624	108,711,814

Cost of shares redeemed:
Standard Class	(5,941,638)	(11,356,366)
Service Class	(81,259,469)	(115,692,591)

	(87,201,107)	(127,048,957)

Decrease in net assets derived from capital share transactions	(29,233,483)	(18,337,143)

Net Decrease in Net Assets	(5,564,103)	(31,358,538)

Net Assets:
Beginning of period	1,433,545,499	1,464,904,037

End of period	$1,427,981,396	$1,433,545,499

Undistributed (distributions in excess of) net investment income	$(2,514,950)	$495,447

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-13

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Standard Class
	Six months ended 6/30/16[1] (Unaudited)	Year ended
		12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$ 9.780	$ 9.870	$ 9.860	$10.120	$10.090	$10.150

Income (loss) from investment operations:
Net investment income[2]	0.060	0.134	0.120	0.092	0.095	0.119
Net realized and unrealized gain (loss)	0.181	(0.057)	0.046	(0.199)	0.183	0.171
Total from investment operations	0.241	0.077	0.166	(0.107)	0.278	0.290

Less dividends and distributions from:
Net investment income	(0.081)	(0.167)	(0.156)	(0.142)	(0.171)	(0.193)
Net realized gain	—	—	—	(0.007)	(0.077)	(0.157)
Return of capital	—	—	—	(0.004)	—	—
Total dividends and distributions	(0.081)	(0.167)	(0.156)	(0.153)	(0.248)	(0.350)

Net asset value, end of period	$ 9.940	$ 9.780	$ 9.870	$ 9.860	$10.120	$10.090

Total return[3]	2.47%	0.78%	1.69%	(1.06% )	2.78%	2.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$68,393	$62,646	$59,362	$50,161	$51,194	$43,427
Ratio of expenses to average net assets	0.56%	0.56%	0.56%	0.56%	0.57%	0.58%
Ratio of net investment income to average net assets	1.22%	1.36%	1.22%	0.92%	0.93%	1.17%
Portfolio turnover	96%	128%	113%	236%	284%	432%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-14

Delaware VIP® Limited-Term Diversified Income Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Limited-Term Diversified Income Series Service Class
	Six months ended 6/30/16[1] (Unaudited)	Year ended
		12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$ 9.720	$ 9.800	$ 9.790	$ 10.050	$ 10.020	$ 10.090

Income (loss) from investment operations:
Net investment income[2]	0.047	0.109	0.095	0.066	0.069	0.093
Net realized and unrealized gain (loss)	0.181	(0.048)	0.046	(0.199)	0.182	0.161
Total from investment operations	0.228	0.061	0.141	(0.133)	0.251	0.254

Less dividends and distributions from:
Net investment income	(0.068)	(0.141)	(0.131)	(0.116)	(0.144)	(0.167)
Net realized gain	—	—	—	(0.007)	(0.077)	(0.157)
Return of capital	—	—	—	(0.004)	—	—
Total dividends and distributions	(0.068)	(0.141)	(0.131)	(0.127)	(0.221)	(0.324)

Net asset value, end of period	$ 9.880	$ 9.720	$ 9.800	$ 9.790	$ 10.050	$ 10.020

Total return[3]	2.35%	0.62%	1.44%	(1.33% )	2.53%	2.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,359,588	$1,370,899	$1,405,542	$1,331,406	$1,127,086	$937,874
Ratio of expenses to average net assets	0.81%	0.81%	0.81%	0.81%	0.82%	0.83%
Ratio of expenses to average net assets prior to fees waived	0.86%	0.86%	0.86%	0.86%	0.87%	0.88%
Ratio of net investment income to average net assets	0.97%	1.11%	0.97%	0.67%	0.68%	0.92%
Ratio of net investment income to average net assets prior to fees waived	0.92%	1.06%	0.92%	0.62%	0.63%	0.87%
Portfolio turnover	96%	128%	113%	236%	284%	432%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-15

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Notes to financial statements

June 30, 2016 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Limited-Term Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series

Security Valuation—Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of a trading in a security.

Federal and Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2012–Dec. 31, 2015), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series.

Class Accounting—Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2016 and matured on the next business day.

To Be Announced Trades (TBA)—The Series may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Use of Estimates—The Series is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Limited-Term Diversified Income Series-16

Delaware VIP® Limited-Term Diversified Income Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2016.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2016, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. For the six months ended June 30, 2016, the Series was charged $33,779 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2016, the Series was charged $53,255 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees from Jan. 1, 2016 through June 30, 2016* in order to limit distribution and service fees of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2016, the Series was charged $15,860 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The contractual waiver period is from April 29, 2015 through May 1, 2017.

3. Investments

For the six months ended June 30, 2016, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$769,101,626
Purchases of U.S. government securities	587,279,947
Sales other than U.S. government securities	796,213,499
Sales of U.S. government securities	585,777,815

Limited-Term Diversified Income Series-17

Delaware VIP® Limited-Term Diversified Income Series

Notes to financial statements (continued)

3. Investments (continued)

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$1,419,926,219	$13,856,750	$(4,497,743)	$9,359,007

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–

Other observable inputs, including but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2016:

Securities	Level 2
Agency, asset-backed & mortgage-backed securities	$768,428,643
Corporate debt	489,634,673
Municipal bonds	14,803,018
Preferred stock	14,568,313
Short-term investments	12,467,351
U.S. Treasury obligations	129,383,228

Total Value of Securities	$1,429,285,226

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At June 30, 2016, there were no Level 3 investments.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Limited-Term Diversified Income Series-18

Delaware VIP® Limited-Term Diversified Income Series

Notes to financial statements (continued)

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$(11,075,808)	$(8,118,282)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/16	Year ended 12/31/15
Shares sold:
Standard Class	1,018,465	1,433,915
Service Class	3,870,649	7,468,551

Shares issued upon reinvestment of dividends and distributions:
Standard Class	55,156	105,354
Service Class	964,294	2,069,058
	5,908,564	11,076,878
Shares redeemed:
Standard Class	(600,945)	(1,149,117)
Service Class	(8,299,650)	(11,809,936)
	(8,900,595)	(12,959,053)
Net decrease	(2,992,031)	(1,882,175)

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 7, 2016.

The Series had no amounts outstanding as of June 30, 2016 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts

A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

There were no open futures contracts at June 30, 2016.

Limited-Term Diversified Income Series-19

Delaware VIP® Limited-Term Diversified Income Series

Notes to financial statements (continued)

6. Derivatives (continued)

During the six months ended June 30, 2016, the Series entered into futures contracts to hedge the Series’ then existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

During the six months ended June 30, 2016, the Series had interest risk, which is disclosed as “Net realized gain on futures contracts” on the “Statement of operations.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2016.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$5,623,176	$ —

7. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2016, the Series had no securities out on loan.

Limited-Term Diversified Income Series-20

Delaware VIP® Limited-Term Diversified Income Series

Notes to financial statements (continued)

8. Credit and Market Risk

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in certain obligations held by the Series that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedule of investments. ”When monitoring compliance with the Series’ illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of the Series will be considered.

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure in the Series’ financial statements.

Limited-Term Diversified Income Series-21

Delaware VIP® Limited-Term Diversified Income Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com/proxy; and (ii) on the Commission’s website at sec.gov.

SA-VIPLTD 21185 (8/16) (17290)	Limited-Term Diversified Income Series-22

Delaware VIP® Trust
Delaware VIP REIT Series
Semiannual report
June 30, 2016

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2016, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP® REIT Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP REIT Series

Disclosure of Series expenses

For the six-month period from January 1, 2016 to June 30, 2016 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2016 to June 30, 2016.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/16 to
	1/1/16	6/30/16	Ratio	6/30/16*

Actual Series return†
Standard Class	$1,000.00	$1,104.90	0.84%	$4.40
Service Class	1,000.00	1,103.70	1.09%	5.70

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.69	0.84%	$4.22
Service Class	1,000.00	1,019.44	1.09%	5.47

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

REIT Series-1

Delaware VIP® Trust — Delaware VIP REIT Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Convertible Bond	0.63%
Common Stock	92.98%
Diversified REITs	11.46%
Healthcare REITs	5.21%
Hotel REITs	4.15%
Industrial REITs	6.51%
Mall REITs	14.47%
Manufactured Housing REIT	1.29%
Multifamily REITs	12.55%
Office REITs	11.34%
Office/Industrial REIT	3.44%
Self-Storage REITs	5.73%
Shopping Center REITs	12.06%
Single Tenant REITs	4.12%
Specialty REIT	0.65%
Short-Term Investments	5.52%
Total Value of Securities	99.13%
Receivables and Other Assets Net of Liabilities	0.87%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Simon Property Group	9.49%
General Growth Properties	3.85%
Equinix	3.63%
AvalonBay Communities	3.56%
Duke Realty	3.44%
Public Storage	3.29%
Vornado Realty Trust	3.21%
Equity Residential	2.92%
Ventas	2.90%
Host Hotels & Resorts	2.67%

REIT Series-2

Delaware VIP® Trust – Delaware VIP REIT Series

Schedule of investments

June 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Convertible Bond – 0.63%
VEREIT 3.75% exercise price $14.99, maturity date 12/15/20 @	3,324,000	$3,305,319

Total Convertible Bond (cost $3,094,686)		3,305,319

	Number of shares

Common Stock – 92.98%
Diversified REITs – 11.46%
CoreSite Realty	67,000	5,942,230
Digital Realty Trust	74,375	8,106,131
Equinix	49,050	19,018,157
Liberty Property Trust	158,450	6,293,634
Vornado Realty Trust	167,793	16,799,435
Washington Real Estate Investment Trust	123,425	3,882,951

		60,042,538

Healthcare REITs – 5.21%
Healthcare Realty Trust	135,200	4,730,648
Ventas	208,874	15,210,205
Welltower	96,770	7,370,971

		27,311,824

Hotel REITs – 4.15%
Host Hotels & Resorts	862,843	13,986,685
Pebblebrook Hotel Trust	168,986	4,435,883
Sunstone Hotel Investors	273,426	3,300,252

		21,722,820

Industrial REITs – 6.51%
DCT Industrial Trust	223,791	10,750,920
First Industrial Realty Trust	364,425	10,138,303
Prologis	269,797	13,230,845

		34,120,068

Mall REITs – 14.47%
General Growth Properties	675,736	20,150,447
Macerich	12,700	1,084,453
Simon Property Group	229,253	49,724,976
Taubman Centers	64,750	4,804,450

		75,764,326

Manufactured Housing REIT – 1.29%
Equity LifeStyle Properties	84,128	6,734,446

		6,734,446

Multifamily REITs – 12.55%
American Campus Communities	102,150	5,400,671
Apartment Investment & Management	223,650	9,876,384
AvalonBay Communities	103,489	18,668,381
Equity Residential	221,725	15,272,418
Essex Property Trust	20,945	4,777,345
Post Properties	86,525	5,282,351
UDR	174,275	6,434,233

		65,711,783

	Number of shares	Value (U.S. $)

Common Stock (continued)
Office REITs – 11.34%
Alexandria Real Estate Equities	126,625	$13,108,220
Boston Properties	83,390	10,999,141
Douglas Emmett	147,675	5,245,416
Empire State Realty Trust	331,475	6,294,710
Equity Commonwealth @†	285,850	8,326,811
Hudson Pacific Properties	123,086	3,591,649
Mack-Cali Realty	297,675	8,037,225
SL Green Realty	35,343	3,762,969

		59,366,141

Office/Industrial REIT – 3.44%
Duke Realty	676,650	18,039,489

		18,039,489

Self-Storage REITs – 5.73%
CubeSmart	190,795	5,891,750
Extra Space Storage	74,250	6,871,095
Public Storage	67,486	17,248,747

		30,011,592

Shopping Center REITs – 12.06%
Brixmor Property Group	246,125	6,512,467
DDR	369,807	6,708,299
Equity One	290,000	9,332,200
Federal Realty Investment Trust	66,975	11,087,711
Kimco Realty	251,215	7,883,127
Regency Centers	110,789	9,276,363
Retail Properties of America	316,875	5,355,187
Urban Edge Properties	235,200	7,023,072

		63,178,426

Single Tenant REITs – 4.12%
National Retail Properties	128,950	6,669,294
Spirit Realty Capital	602,882	7,698,803
STORE Capital	243,975	7,185,064

		21,553,161

Specialty REIT – 0.65%
GEO Group	99,450	3,399,201

		3,399,201

Total Common Stock (cost $420,131,245)		486,955,815

	Principal amount°

Short-Term Investments – 5.52%
Discount Notes – 4.10% ≠
Federal Home Loan Bank
0.275% 8/5/16	3,372,325	3,371,540
0.323% 7/13/16	5,322,590	5,322,308
0.325% 8/3/16	2,479,094	2,478,549
0.335% 7/12/16	1,259,050	1,258,988
0.335% 7/21/16	1,748,681	1,748,525

REIT Series-3

Delaware VIP® REIT Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)
Discount Notes≠ (continued)
Federal Home Loan Bank
0.34% 7/22/16	2,859,521	$2,859,255
0.35% 7/25/16	1,255,630	1,255,495
0.38% 7/18/16	1,977,717	1,977,566
0.39% 9/21/16	445,359	445,085
0.39% 9/23/16	543,253	542,911
0.53% 8/15/16	193,364	193,306

		21,453,528

Repurchase Agreements – 1.42%
Bank of America Merrill Lynch 0.29%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $2,630,070 collateralized by U.S. government obligations 4.25% 11/15/40; market value $2,682,651)	2,630,049	2,630,049
Bank of Montreal 0.30%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $4,383,452 (collateralized by U.S. government obligations 0.00%–8.75% 11/3/16–8/25/45; market value $4,471,084)	4,383,415	4,383,415

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 0.40%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $436,540 (collateralized by U.S. government obligations 0.00%–1.50% 8/31/18–5/15/44; market value $445,266)	436,536	$436,536

		7,450,000

Total Short-Term Investments (cost $28,901,685)		28,903,528

Total Value of Securities – 99.13% (cost $452,127,616)	$519,164,662

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $11,632,130, which represents 2.22% of the Series’ net assets. See Note 9 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

REIT Series-4

Delaware VIP® Trust — Delaware VIP REIT Series	June 30, 2016 (Unaudited)
Statement of assets and liabilities

Assets:
Investments, at value[1]	$490,261,134
Short-term investments, at value[2]	28,903,528
Cash	764,312
Receivable for securities sold	3,106,122
Dividends and interest receivable	1,475,193
Receivable for series shares sold	17,611

Total assets	524,527,900

Liabilities:
Investment management fees payable	308,351
Payable for series shares redeemed	281,447
Other accrued expenses	127,887
Distribution fees payable to affiliates	50,635
Audit and tax fees payable to affiliates	16,952
Dividend disbursing and transfer agent fees and expenses payable to affiliates	3,084
Accounting and administration expenses payable to affiliates	1,944
Trustees’ fees and expenses payable to affiliates	1,503
Legal fees payable to affiliates	900
Reports and statements to shareholders expenses payable to affiliates	216

Total liabilities	792,919

Total Net Assets	$523,734,981

Net Assets Consist of:
Paid-in capital	$431,208,778
Undistributed net investment income	7,361,928
Accumulated net realized gain on investments	18,127,229
Net unrealized appreciation of investments	67,037,046

Total Net Assets	$523,734,981

Net Asset Value:
Standard Class:
Net assets	$265,115,908
Shares of beneficial interest outstanding, unlimited authorization, no par	16,311,647
Net asset value per share	$16.25

Service Class:
Net assets	$258,619,073
Shares of beneficial interest outstanding, unlimited authorization, no par	15,926,510
Net asset value per share	$16.24

[1]Investments, at cost	$423,225,931
[2]Short-term investments, at cost	28,901,685

See accompanying notes, which are an integral part of the financial statements.

REIT Series-5

Delaware VIP® Trust —
Delaware VIP REIT Series
Statement of operations
Six months ended June 30, 2016 (Unaudited)

Investment Income:
Dividends	$8,920,693
Interest	113,860

9,034,553

Expenses:
Management fees	1,788,464
Distribution expenses – Service Class	351,740
Accounting and administration expenses	77,838
Reports and statements to shareholders expenses	50,744
Dividend disbursing and transfer agent fees and expenses	20,367
Audit and tax fees	16,951
Legal fees	13,552
Trustees’ fees and expenses	12,533
Custodian fees	10,196
Registration fees	976
Other	6,561

2,349,922
Less waived distribution expenses – Service Class	(58,623)
Less expense paid indirectly	(1)

Total operating expenses	2,291,298

Net Investment Income	6,743,255

Net Realized and Unrealized Loss:
Net realized gain on:
Investments	22,963,561
Options written	129,790

Net realized gain	23,093,351

Net change in unrealized appreciation (depreciation) of investments	19,269,194

Net Realized and Unrealized Gain	42,362,545

Net Increase in Net Assets Resulting from Operations	$49,105,800

Delaware VIP Trust —
Delaware VIP REIT Series
Statements of changes in net assets

	Six months ended 6/30/16 (Unaudited)	Year ended 12/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,743,255	$5,981,129
Net realized gain	23,093,351	43,445,286
Net change in unrealized appreciation (depreciation)	19,269,194	(33,412,258)

Net increase in net assets resulting from operations	49,105,800	16,014,157

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(3,173,253)	(3,142,659)
Service Class	(2,494,399)	(2,450,241)

Net realized gain:
Standard Class	(15,210,259)	—
Service Class	(14,715,477)	—

	(35,593,388)	(5,592,900)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	5,663,897	18,864,753
Service Class	9,146,977	20,431,862

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	18,383,512	3,142,659
Service Class	17,209,876	2,450,241

	50,404,262	44,889,515

Cost of shares redeemed:
Standard Class	(10,301,419)	(42,778,685)
Service Class	(12,601,207)	(41,736,004)

	(22,902,626)	(84,514,689)

Increase (decrease) in net assets derived from capital share transactions	27,501,636	(39,625,174)

Net Increase (Decrease) in Net Assets	41,014,048	(29,203,917)

Net Assets:
Beginning of period	482,720,933	511,924,850

End of period	$523,734,981	$482,720,933

Undistributed net investment income	$7,361,928	$6,286,325

See accompanying notes, which are an integral part of the financial statements.

REIT Series-6

Delaware VIP® Trust — Delaware VIP REIT Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP REIT Series Standard Class
	Six months ended 6/30/15[1]	Year ended
	(Unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$15.890	$15.500	$12.140	$12.060	$10.470	$9.580

Income from investment operations:
Net investment income[2]	0.228	0.205	0.195	0.180	0.189	0.165
Net realized and unrealized gain	1.337	0.373	3.353	0.095	1.576	0.883

Total from investment operations	1.565	0.578	3.548	0.275	1.765	1.048

Less dividends and distributions from:
Net investment income	(0.208)	(0.188)	(0.188)	(0.195)	(0.175)	(0.158)
Net realized gain	(0.997)	—	—	—	—	—

Total dividends and distributions	(1.205)	(0.188)	(0.188)	(0.195)	(0.175)	(0.158)

Net asset value, end of period	$16.250	$15.890	$15.500	$12.140	$12.060	$10.470

Total return[3]	10.49%	3.75%	29.46%	2.14%	16.94%	10.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$265,116	$244,618	$260,182	$198,950	$210,618	$187,545
Ratio of expenses to average net assets	0.84%	0.85%	0.84%	0.84%	0.84%	0.85%
Ratio of net investment income to average net assets	2.95%	1.32%	1.41%	1.42%	1.64%	1.64%
Portfolio turnover	57%	75%	84%	97%	91%	108%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

REIT Series-7

Delaware VIP® REIT Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP REIT Series Service Class
	Six months ended 6/30/15[1]	Year ended
	(Unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$15.860	$15.470	$12.120	$12.040	$10.460	$9.580

Income from investment operations:
Net investment income[2]	0.208	0.166	0.160	0.148	0.160	0.140
Net realized and unrealized gain	1.338	0.377	3.346	0.098	1.570	0.876

Total from investment operations	1.546	0.543	3.506	0.246	1.730	1.016

Less dividends and distributions from:
Net investment income	(0.169)	(0.153)	(0.156)	(0.166)	(0.150)	(0.136)
Net realized gain	(0.997)	—	—	—	—	—

Total dividends and distributions	(1.166)	(0.153)	(0.156)	(0.166)	(0.150)	(0.136)

Net asset value, end of period	$16.240	$15.860	$15.470	$12.120	$12.040	$10.460

Total return[3]	10.37%	3.52%	29.12%	1.92%	16.61%	10.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$258,619	$238,103	$251,743	$198,530	$209,023	$176,031
Ratio of expenses to average net assets	1.09%	1.10%	1.09%	1.09%	1.09%	1.10%
Ratio of expenses to average net assets prior to fees waived	1.14%	1.15%	1.14%	1.14%	1.14%	1.15%
Ratio of net investment income to average net assets	2.70%	1.07%	1.16%	1.17%	1.39%	1.39%
Ratio of net investment income to average net assets prior to fees waived	2.65%	1.02%	1.11%	1.12%	1.34%	1.34%
Portfolio turnover	57%	75%	84%	97%	91%	108%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

REIT Series-8

Delaware VIP® Trust — Delaware VIP REIT Series

Notes to financial statements

June 30, 2016 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP REIT Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objectives of the Series are to seek maximum long-term total return, with capital appreciation as a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2012–Dec. 31, 2015), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2016 and matured on the next business day.

Use of Estimates — The Series is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for the six months ended June 30, 2016.

REIT Series-9

Delaware VIP® REIT Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2016.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2016, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. For the six months ended June 30, 2016, the Series was charged $11,342 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2016, the Series was charged $17,885 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fee from Jan. 1, 2016 to June 30, 2016,* in order to limit distribution and service fee of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Series bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2016, the Series was charged $5,340 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The contractual waiver period is from April 30, 2015 through May 1, 2017.

3. Investments

For the six months ended June 30, 2016, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$261,852,119
Sales	285,567,175

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of investments	Aggregate Unrealized Depreciation of investments	Net Unrealized Appreciation of investments
$452,127,616	$68,246,629	$(1,209,583)	$67,037,046

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect

REIT Series-10

Delaware VIP® REIT Series

Notes to financial statements (continued)

3. Investments (continued)

the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 – Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 – Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 – Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2016:

Securities	Level 1	Level 2	Total
Convertible Bond	$—	$3,305,319	$3,305,319
Common Stock	486,955,815	—	486,955,815
Short-Term Investments	—	28,903,528	28,903,528

Total Value of Securities	$486,955,815	$32,208,847	$519,164,662

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. At June 30, 2016, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/16	Year ended 12/31/15
Shares sold:
Standard Class	356,609	1,195,116
Service Class	585,772	1,295,509

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,227,203	200,680
Service Class	1,149,624	156,465

	3,319,208	2,847,770

Shares redeemed:
Standard Class	(665,900)	(2,788,833)
Service Class	(823,097)	(2,708,577)

	(1,488,997)	(5,497,410)

Net increase (decrease)	1,830,211	(2,649,640)

REIT Series-11

Delaware VIP® REIT Series

Notes to financial statements (continued)

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 7, 2016.

The Series had no amounts outstanding as of June 30, 2016 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Options Contracts – During the six months ended June 30, 2016, the Series entered into options contracts in the normal course of pursuing its investment objective. The Series may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the six months ended June 30, 2016 were as follows:

	Number of Contracts	Premiums
Options outstanding December 31, 2015	—	$ —
Options Written	660	129,790
Options Expired	(660)	(129,790)
Options outstanding June 30, 2016	—	$ —

During the six months ended June 30, 2016, the Series used options contracts to protect the value of portfolio securities.

Derivatives generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2016:

	Long Derivative Volume	Short Derivative Volume
Options contracts (Average notional value)	$ —	$7,117

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the

REIT Series-12

Delaware VIP® REIT Series

Notes to financial statements (continued)

7. Offsetting (continued)

ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At June 30, 2016, the Series had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$2,630,049	$(2,630,049)	$ —	$(2,630,049)	$ —
Bank of Montreal	4,383,415	(4,383,415)	—	(4,383,415)	—
BNP Paribas	436,536	(436,536)	—	(436,536)	—
Total	$7,450,000	$(7,450,000)	$ —	$(7,450,000)	$ —

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

8. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2016, the Series had no securities out on loan.

REIT Series-13

Delaware VIP® REIT Series

Notes to financial statements (continued)

9 Credit and Market Risk

The Series concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more widely than that of a fund that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2016, there were no Rule 144A securities held by the Series and no securities have been determined to be illiquid under the Series’ liquidity procedures. When monitoring compliance with the Series’ illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Series will be considered.

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com/proxy; and (ii) on the Commission’s website at sec.gov.

SA-VIPREIT 21186 (8/16) (17290)	REIT Series-14

Delaware VIP® Trust
Delaware VIP Small Cap Value Series
Semiannual report
June 30, 2016

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2016, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP® Small Cap Value Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Disclosure of Series expenses

For the six-month period from January 1, 2016 to June 30, 2016 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2016 to June 30, 2016.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/16 to
	1/1/16	6/30/16	Ratio	6/30/16*

Actual Series return†
Standard Class	$1,000.00	$1,080.20	0.80%	$4.14
Service Class	1,000.00	1,078.60	1.05%	5.43

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.89	0.80%	$4.02
Service Class	1,000.00	1,019.64	1.05%	5.27

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Small Cap Value Series-1

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	99.71%
Basic Industry	10.52%
Business Services	1.65%
Capital Spending	7.40%
Consumer Cyclical	3.88%
Consumer Services	7.19%
Consumer Staples	3.48%
Energy	6.40%
Financial Services[1]	26.30%
Healthcare	5.53%
Real Estate	9.40%
Technology	12.41%
Transportation	2.39%
Utilities	3.16%
Short-Term Investments	0.69%
Total Value of Securities	100.40%
Liabilities Net of Receivables and Other Assets	(0.40%	)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

[1]

To monitor compliance with the Series’ concentration guidelines as described in the Series’ Prospectus and Statement of Additional Information, the Financial Services sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the 1940 Act). The Financial Services sector consisted of diversified financial services, banks, insurance and investment companies. As of June 30, 2016, such amounts, as percentage of total net assets, were 0.84%, 18.95%, 5.76%, and 0.75%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentages in the Financial Services sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
East West Bancorp	2.61%
Berry Plastics Group	2.13%
Selective Insurance Group	1.95%
Synopsys	1.77%
Webster Financial	1.76%
Southwest Gas	1.70%
MasTec	1.68%
Olin	1.62%
Bank of Hawaii	1.59%
Highwoods Properties	1.49%

Small Cap Value Series-2

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Schedule of investments

June 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 99.71% ²
Basic Industry – 10.52%
Albemarle	171,200	$13,577,872
Berry Plastics Group †	556,200	21,608,370
Chemtura †	413,900	10,918,682
Clearwater Paper †	182,994	11,962,318
HB Fuller	344,300	15,145,757
Kaiser Aluminum	91,100	8,236,351
Olin	660,900	16,416,756
PH Glatfelter	116,790	2,284,412
Trinseo	153,556	6,592,159

		106,742,677

Business Services – 1.65%
Deluxe	123,500	8,196,695
Essendant	149,400	4,565,664
WESCO International †	77,200	3,975,028

		16,737,387

Capital Spending – 7.40%
Altra Industrial Motion	310,870	8,387,273
CIRCOR International	78,200	4,456,618
EnPro Industries	109,700	4,869,583
H&E Equipment Services	463,800	8,826,114
ITT	379,300	12,130,014
MasTec †	762,400	17,016,768
Primoris Services	418,900	7,929,777
Regal Beloit	100,200	5,516,010
Thermon Group Holdings †	310,700	5,968,547

		75,100,704

Consumer Cyclical – 3.88%
Barnes Group	226,500	7,501,680
Knoll	294,593	7,152,718
Meritage Homes †	282,400	10,601,296
Standard Motor Products	184,001	7,319,560
Tenneco †	145,100	6,763,111

		39,338,365

Consumer Services – 7.19%
Asbury Automotive Group †	70,900	3,739,266
Cato Class A	117,254	4,422,821
Cheesecake Factory	182,600	8,790,364
Cinemark Holdings	201,413	7,343,518
Finish Line Class A	104,700	2,113,893
Genesco †	58,851	3,784,708
International Speedway Class A	208,100	6,960,945
Meredith	123,750	6,423,864
Steven Madden †	203,500	6,955,630
Texas Roadhouse	156,600	7,140,960
UniFirst	72,800	8,424,416
Wolverine World Wide	336,900	6,845,808

		72,946,193

Consumer Staples – 3.48%
Core-Mark Holding Class A	194,464	9,112,583
J&J Snack Foods	81,500	9,720,505
Pinnacle Foods	188,200	8,711,778

	Number of shares	Value (U.S. $)

Common Stock ² (continued)
Consumer Staples (continued)
Scotts Miracle-Gro Class A	111,300	$7,780,983

		35,325,849

Energy – 6.40%
Dril-Quip †	96,900	5,661,867
Helix Energy Solutions Group †	731,600	4,945,616
Jones Energy Class A †	180,200	742,424
Oasis Petroleum †	676,100	6,314,774
Patterson-UTI Energy	597,300	12,734,436
SM Energy	287,800	7,770,600
Southwest Gas	218,800	17,221,748
Western Refining	332,300	6,855,349
Whiting Petroleum †	286,600	2,653,916

		64,900,730

Financial Services – 26.30%
American Equity Investment Life
Holding	539,000	7,680,750
Bank of Hawaii	234,000	16,099,200
Boston Private Financial Holdings	652,500	7,686,450
Community Bank System	337,600	13,871,984
East West Bancorp	774,136	26,459,968
First Financial Bancorp	558,400	10,860,880
First Interstate BancSystem	211,400	5,940,340
First Midwest Bancorp	512,800	9,004,768
Great Western Bancorp	438,600	13,833,444
Hancock Holding	500,100	13,057,611
Independent Bank	94,200	4,304,940
Infinity Property & Casualty	103,600	8,356,376
Main Street Capital	232,000	7,621,200
NBT Bancorp	434,600	12,442,598
ProAssurance	223,100	11,947,005
Prosperity Bancshares	183,200	9,341,368
S&T Bancorp	248,642	6,079,297
Selective Insurance Group	518,800	19,823,348
Stifel Financial †	270,500	8,507,225
Umpqua Holdings	323,800	5,009,186
Validus Holdings	220,321	10,705,397
Valley National Bancorp	1,181,200	10,772,544
Webster Financial	526,100	17,861,095
WesBanco	310,800	9,650,340

		266,917,314

Healthcare – 5.53%
Haemonetics †	136,400	3,954,236
Owens & Minor	278,350	10,404,723
Service International	278,400	7,527,936
STERIS	124,998	8,593,613
Teleflex	48,900	8,670,459
VCA †	117,999	7,977,912
VWR †	311,720	9,008,708

		56,137,587

Real Estate – 9.40%
Alexander & Baldwin	217,571	7,863,016
Brandywine Realty Trust	856,933	14,396,474

Small Cap Value Series -3

Delaware VIP® Small Cap Value Series

Schedule of investments (continued)

	Number of	Value
	shares	(U.S. $)
Common Stock ² (continued)
Real Estate (continued)
Education Realty Trust	196,900	$9,084,966
Healthcare Realty Trust	327,900	11,473,221
Highwoods Properties	286,900	15,148,320
Lexington Realty Trust	1,069,400	10,811,634
Ramco-Gershenson Properties Trust	427,500	8,383,275
Summit Hotel Properties	573,100	7,587,844
Washington Real Estate Investment Trust	337,700	10,624,042

		95,372,792

Technology – 12.41%
Brocade Communications Systems	602,000	5,526,360
Cirrus Logic †	234,100	9,080,739
CommScope Holding †	436,445	13,542,888
Electronics For Imaging †	275,800	11,870,432
NetScout Systems †	324,563	7,221,527
ON Semiconductor †	1,169,900	10,318,518
PTC †	295,700	11,112,406
Super Micro Computer †	292,500	7,268,625
Synopsys †	332,700	17,992,416
Tech Data †	146,300	10,511,655
Teradyne	492,200	9,691,418
Vishay Intertechnology	953,400	11,812,626

		125,949,610

Transportation – 2.39%
Kirby †	98,300	6,132,937
Matson	186,600	6,025,314
Saia †	135,750	3,412,755
Werner Enterprises	376,800	8,655,096

		24,226,102

Utilities – 3.16%
Black Hills	159,000	10,023,360
El Paso Electric	209,100	9,884,157
NorthWestern	192,600	12,147,282

		32,054,799

Total Common Stock (cost $775,944,678)		1,011,750,109

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments – 0.69%
Discount Notes – 0.56% ≠
Federal Home Loan Bank
0.266% 8/5/16	2,033,973	$2,033,499
0.31% 7/13/16	701,808	701,771
0.325% 8/3/16	460,689	460,588
0.335% 7/12/16	241,287	241,275
0.335% 7/21/16	335,120	335,090
0.34% 7/22/16	66,351	66,345
0.38% 7/18/16	462,657	462,622
0.39% 9/21/16	160,810	160,711
0.39% 9/23/16	196,158	196,034
0.53% 8/15/16	996,991	996,692

		5,654,627

Repurchase Agreements – 0.13%
Bank of America Merrill Lynch 0.29%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $464,940 (collateralized by U.S. government obligations 4.25% 11/15/40; market value $474,235)	464,936	464,936
Bank of Montreal 0.30%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $774,900 (collateralized by U.S. government obligations 0.00%–8.75% 11/3/16–8/25/45; market value $790,392)	774,894	774,894
BNP Paribas 0.40%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $77,171 (collateralized by U.S. government obligations 0.00%–1.50% 8/31/18–5/15/44; market value $78,714)	77,170	77,170

		1,317,000

Total Short-Term Investments (cost $6,970,944)		6,971,627

Total Value of Securities – 100.40% (cost $782,915,622)	$1,018,721,736

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series -4

Delaware VIP® Trust — Delaware VIP Small Cap Value Series Statement of assets and liabilities	June 30, 2016 (unaudited)

Assets:
Investments, at value[1]	$1,011,750,109
Short-term investments, at value[2]	6,971,627
Cash	576,833
Dividends and interest receivable	1,360,424
Receivable for securities sold	1,040,862
Receivable for series shares sold	139,770

Total assets	1,021,839,625

Liabilities:
Payable for series shares redeemed	4,506,740
Payable for securities purchased	1,674,607
Investment management fees payable	607,055
Other accrued expenses	202,933
Distribution fees payable to affiliates	135,078
Audit and tax fees payable	16,334
Dividend disbursing and transfer agent fees and expenses payable to affiliates	6,295
Accounting and administration expenses payable to affiliates	3,968
Trustees’ fees and expenses payable	3,129
Legal fees payable to affiliates	1,887
Reports and statements to shareholders expenses payable to affiliates	421

Total liabilities	7,158,447

Total Net Assets	$1,014,681,178

Net Assets Consist of:
Paid-in capital	$762,749,740
Undistributed net investment income	4,735,712
Accumulated net realized gain on investments	11,389,612
Net unrealized appreciation of investments	235,806,114

Total Net Assets	$1,014,681,178

Standard Class:
Net assets	$363,792,715
Shares of beneficial interest outstanding, unlimited authorization, no par	11,109,710
Net asset value per share	$32.75

Service Class:
Net assets	$650,888,463
Shares of beneficial interest outstanding, unlimited authorization, no par	19,940,833
Net asset value per share	$32.64

[1]Investments, at cost	$775,944,678
[2]Short-term investments, at cost	6,970,944

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-5

Delaware VIP® Trust —

Delaware VIP Small Cap Value Series

Statement of operations

Six months ended June 30, 2016 (Unaudited)

Investment Income:
Dividends	$9,625,834
Interest	16,233

9,642,067

Expenses:
Management fees	3,473,160
Distribution expenses - Service Class	921,467
Accounting and administration expenses	156,160
Reports and statements to shareholders expenses	67,508
Dividends disbursing and transfer agent fees and expenses	40,961
Legal fees	31,060
Trustees’ fees and expenses	24,368
Custodian fees	19,403
Audit and tax fees	16,380
Registration fees	3,377
Other	13,592

4,767,436
Less waived distribution expenses - Service Class	(153,578)
Less expense paid indirectly	(2)

Total operating expenses	4,613,856

Net Investment Income	5,028,211

Net Realized and Unrealized Gain:
Net realized gain on investments	11,837,554
Net change in unrealized appreciation (depreciation) of investments	59,167,193

Net Realized and Unrealized Gain	71,004,747

Net Increase in Net Assets Resulting from Operations	$76,032,958

Delaware VIP Trust —

Delaware VIP Small Cap Value Series

Statements of changes in net assets

	Six months ended 6/30/16 (Unaudited)	Year ended 12/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,028,211	$7,835,557
Net realized gain	11,837,554	92,916,036
Net change in unrealized appreciation (depreciation)	59,167,193	(167,091,216)

Net increase (decrease) in net assets resulting from operations	76,032,958	(66,339,623)

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(3,599,852)	(2,672,814)
Service Class	(4,789,432)	(3,234,601)
Net realized gain:
Standard Class	(33,171,518)	(38,859,324)
Service Class	(59,630,251)	(72,585,147)

	(101,191,053)	(117,351,886)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	18,388,566	39,434,777
Service Class	16,587,459	39,076,909
Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	36,771,370	41,532,138
Service Class	64,419,683	75,819,748

	136,167,078	195,863,572

Cost of shares repurchased:
Standard Class	(26,217,335)	(51,838,581)
Service Class	(34,979,689)	(94,268,839)

	(61,197,024)	(146,107,420)

Increase in net assets derived from capital share transactions	74,970,054	49,756,152

Net Increase (Decrease) in Net Assets	49,811,959	(133,935,357)

Net Assets:
Beginning of period	964,869,219	1,098,804,576

End of period	$1,014,681,178	$964,869,219

Undistributed net investment income	$4,735,712	$8,096,785

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-6

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Small Cap Value Series Standard Class
	Six months ended 6/30/16[1] (Unaudited)	12/31/15	12/31/14	Year ended 12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$33.720	$40.230	$41.720	$33.140	$31.390	$31.960

Income (loss) from investment operations:
Net investment income[2]	0.196	0.334	0.274	0.238	0.265	0.181
Net realized and unrealized gain (loss)	2.450	(2.431)	2.058	10.368	3.982	(0.593)

Total from investment operations	2.646	(2.097)	2.332	10.606	4.247	(0.412)

Less dividends and distributions from:
Net investment income	(0.354)	(0.284)	(0.233)	(0.276)	(0.195)	(0.158)
Net realized gain	(3.262)	(4.129)	(3.589)	(1.750)	(2.302)	—

Total dividends and distributions	(3.616)	(4.413)	(3.822)	(2.026)	(2.497)	(0.158)

Net asset value, end of period	$32.750	$33.720	$40.230	$41.720	$33.140	$31.390

Total return[3]	8.02%	(6.22% )	5.86%	33.50%	13.90%	(1.33% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$363,793	$343,847	$379,542	$354,211	$271,272	$243,440
Ratio of expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.81%	0.81%
Ratio of net investment income to average net assets	1.21%	0.90%	0.68%	0.64%	0.82%	0.57%
Portfolio turnover	4%	18%	16%	23%	14%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-7

Delaware VIP® Small Cap Value Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Small Cap Value Series Service Class
	Six months
	ended
	6/30/16[1]	Year ended
	(Unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$33.580	$40.080	$41.580	$33.040	$31.300	$31.890

Income (loss) from investment operations:
Net investment income[2]	0.155	0.241	0.173	0.145	0.184	0.101
Net realized and unrealized gain (loss)	2.429	(2.428)	2.057	10.340	3.974	(0.600)

Total from investment operations	2.584	(2.187)	2.230	10.485	4.158	(0.499)

Less dividends and distributions from:
Net investment income	(0.262)	(0.184)	(0.141)	(0.195)	(0.116)	(0.091)
Net realized gain	(3.262)	(4.129)	(3.589)	(1.750)	(2.302)	—

Total dividends and distributions	(3.524)	(4.313)	(3.730)	(1.945)	(2.418)	(0.091)

Net asset value, end of period	$32.640	$33.580	$40.080	$41.580	$33.040	$31.300

Total return[3]	7.86%	(6.46% )	5.62%	33.17%	13.63%	(1.59% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$650,888	$621,022	$719,263	$722,548	$593,021	$579,080
Ratio of expenses to average net assets	1.05%	1.05%	1.05%	1.05%	1.06%	1.06%
Ratio of expenses to average net assets prior to fees waived	1.10%	1.10%	1.10%	1.10%	1.11%	1.11%
Ratio of net investment income to average net assets	0.96%	0.65%	0.43%	0.39%	0.57%	0.32%
Ratio of net investment income to average net assets prior to fees waived	0.91%	0.60%	0.38%	0.34%	0.52%	0.27%
Portfolio turnover	4%	18%	16%	23%	14%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-8

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Notes to financial statements

June 30, 2016 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular, day an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2012–Dec. 31, 2015), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2016, and matured on the next business day.

Use of Estimates — The Series is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included on the “Statement of operations” under “Net realized gain on investments” and totaled $517 for the six months ended June 30, 2016. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

Small Cap Value Series-9

Delaware VIP® Small Cap Value Series

Notes to financial statements

1. Significant Accounting Policies (continued)

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2016.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2016, the Series earned $2 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. For the six months ended June 30, 2016, the Series was charged $22,760 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2016, the Series was charged $35,892 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees from Jan. 1, 2016 through June 30, 2016* in order to limit distribution and service fees of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2016, the Series was charged $10,830 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The contractual waiver period is from April 30, 2015 through May 1, 2017.

3. Investments

For the six months ended June 30, 2016, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$42,900,644
Sales	55,654,771

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$782,915,622	$305,046,051	$(69,239,937)	$235,806,114

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information

Small Cap Value Series-10

Delaware VIP® Small Cap Value Series

Notes to financial statements

3. Investments (continued)

available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$1,011,750,109	$—	$1,011,750,109
Short-Term Investments	—	6,971,627	6,971,627

Total Value of Securities	$1,011,750,109	$6,971,627	$1,018,721,736

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’s net assets. At June 30, 2016, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/16	Year ended 12/31/15
Shares sold:
Standard Class	572,799	1,054,751
Service Class	514,683	1,047,158

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,140,905	1,118,560
Service Class	2,003,723	2,046,969

	4,232,110	5,267,438

Shares redeemed:
Standard Class	(799,949)	(1,410,812)
Service Class	(1,071,499)	(2,547,918)

	(1,871,448)	(3,958,730)

Net increase	2,360,662	1,308,708

Small Cap Value Series-11

Delaware VIP® Small Cap Value Series

Notes to financial statements

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 7, 2016.

The Series had no amounts outstanding as of June 30, 2016 or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivatives liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At June 30, 2016, the Series had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

	Repurchase	Fair Value of Non-Cash	Cash Collateral	Net Collateral
Counterparty	Agreements	Collateral Received	Received	Received	Net Exposure(a)
Bank of America Merrill Lynch	$464,936	$(464,936)	$—	$(464,936)	$—
Bank of Montreal	774,894	(774,894)	—	(774,894)	—
BNP Paribas	77,170	(77,170)	—	(77,170)	—

Total	$1,317,000	$(1,317,000)	$—	$(1,317,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

7. Securities Lending

The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00.

Small Cap Value Series-12

Delaware VIP® Small Cap Value Series

Notes to financial statements

7. Securities Lending (continued)

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2016, the Series had no securities out on loan.

8. Credit and Market Risk

The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2016. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2016, there were no Rule 144A securities held by the Series and no securities have been determined to be illiquid under the Series’ Liquidity Procedures. When monitoring compliance with the Series’ illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of the Series will be considered.

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure in the Series’ financial statements.

Small Cap Value Series-13

Delaware VIP® Small Cap Value Series

Notes to financial statements

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com/proxy; and (ii) on the Commission’s website at sec.gov.

SA-VIPSCV 21187 (8/16) (17290)	Small Cap Value Series-14

Delaware VIP® Trust
Delaware VIP U.S. Growth Series
Semiannual report
June 30, 2016

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purpose of the Banking Act of 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2016, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP® U.S. Growth Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Disclosure of Series expenses

For the six-month period from January 1, 2016 to June 30, 2016 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2016 to June 30, 2016.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual Series return†
Standard Class	$1,000.00	$ 922.80	0.75%	$3.59
Service Class	1,000.00	922.20	1.00%	4.78
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.13	0.75%	$3.77
Service Class	1,000.00	1,019.89	1.00%	5.02

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

U.S. Growth Series-1

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	98.07%
Consumer Discretionary	20.79%
Consumer Staples	4.36%
Financial Services[1]	26.93%
Healthcare	18.58%
Technology[1]	27.41%
Short-Term Investments	1.37%
Total Value of Securities	99.44%
Receivables and Other Assets Net of Liabilities	0.56%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

[1]

To monitor compliance with the Series’ concentration guidelines as described in the Series’ prospectus and statement of additional information, the Financial Services and Technology sectors (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940). The Financial Services sector consisted of commercial services, diversified financial services, and real estate investment trusts. As of June 30, 2016 such amounts, as a percentage of total net assets, were 4.83%, 13.37%, and 8.74%, respectively. The Technology sector consisted of internet, semiconductors, and software. As of June 30, 2016 such amounts, as a percentage of total net assets, were 10.68%, 4.88%, and 11.85%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentages in the Financial Services and Technology sectors for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Visa Class A	5.65%
Crown Castle International	5.49%
Celgene	5.08%
QUALCOMM	4.88%
PayPal Holdings	4.83%
Allergan	4.80%
Electronic Arts	4.79%
Microsoft	4.58%
Liberty Interactive QVC Group Class A	4.49%
Walgreens Boots Alliance	4.36%

U.S. Growth Series-2

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Schedule of investments

June 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 98.07% ²
Consumer Discretionary – 20.79%
Discovery Communications Class A †	36,100	$910,803
Discovery Communications Class C †	164,765	3,929,645
eBay †	483,047	11,308,130
L Brands	164,007	11,009,790
Liberty Global Class A †	88,249	2,564,516
Liberty Global Class C †	273,467	7,834,830
Liberty Global LiLac Class A †	11,011	355,206
Liberty Global LiLac Class C †	34,120	1,108,564
Liberty Interactive QVC Group Class A †	657,074	16,669,967
Nielsen Holdings	187,541	9,746,506
Quintiles Transnational Holdings †	9,415	614,988
TripAdvisor †	173,236	11,139,075

		77,192,020

Consumer Staples – 4.36%
Walgreens Boots Alliance	194,338	16,182,525

		16,182,525

Financial Services – 26.93%
Crown Castle International	200,925	20,379,823
Equinix	31,137	12,072,749
Intercontinental Exchange	51,882	13,279,717
MasterCard Class A	174,556	15,371,401
PayPal Holdings †	491,122	17,930,864
Visa Class A	283,092	20,996,934

		100,031,488

Healthcare – 18.58%
Allergan †	77,131	17,824,203
Biogen †	53,821	13,014,994
Celgene †	191,129	18,851,053
DENTSPLY SIRONA	147,913	9,176,522
Novo Nordisk ADR	188,753	10,151,136

		69,017,908

Technology – 27.41%
Alphabet Class A †	19,669	13,837,732
Alphabet Class C †	15,831	10,956,635
Electronic Arts †	235,046	17,807,085
Facebook Class A †	130,017	14,858,343
IMS Health Holdings †	9,135	231,664
Intuit	80,082	8,937,952
Microsoft	332,680	17,023,236
QUALCOMM	338,662	18,142,123

		101,794,770

Total Common Stock (cost $289,585,352)		364,218,711

	Principal amount°	Value (U.S. $)

Short-Term Investments – 1.37%
Discount Notes – 1.20% ≠
Federal Home Loan Bank
0.243% 8/5/16	172,615	$172,575
0.314% 7/13/16	2,141,385	2,141,272
0.325% 8/3/16	140,718	140,687
0.335% 7/12/16	562,156	562,129
0.335% 7/21/16	780,773	780,703
0.34% 7/22/16	169,815	169,799
0.35% 7/25/16	150,901	150,885
0.38% 7/18/16	228,398	228,380
0.53% 8/15/16	103,087	103,056

		4,449,486

Repurchase Agreements – 0.17%
Bank of America Merrill Lynch 0.29%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $226,998 (collateralized by U.S. government obligations 4.25% 11/15/40; market value $231,536)	226,996	226,996
Bank of Montreal 0.30%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $378,330 (collateralized by U.S. government obligations 0.00%–8.75% 11/3/16–8/25/45; market value $385,894)	378,327	378,327
BNP Paribas 0.40%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $37,677 (collateralized by U.S. government obligations 0.00%–1.50% 8/31/18–5/15/44; market value $38,430)	37,677	37,677

		643,000

Total Short-Term Investments (cost $5,092,160)		5,092,486

Total Value of Securities – 99.44% (cost $294,677,512)	369,311,197

U.S. Growth Series-3

Delaware VIP® U.S. Growth Series

Schedule of investments (continued)

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-4

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Statement of assets and liabilities	June 30, 2016 (Unaudited)

Assets:
Investments, at value[1]	$364,218,711
Short-term investments, at value[2]	5,092,486
Cash	223,190
Receivable for securities sold	3,760,219
Receivable for series shares sold	229,385
Dividends and interest receivable	39,105

Total assets	373,563,096

Liabilities:
Payable for securities purchased	1,503,828
Payable for series shares redeemed	252,754
Investment management fees payable	200,420
Other accrued expenses	118,722
Distribution fees payable to affiliates	67,779
Audit and tax fees payable to affiliates	16,334
Dividend disbursing and transfer agent fees and expenses payable to affiliates	2,313
Accounting and administration expenses payable to affiliates	1,458
Legal fees payable to affiliates	1,304
Trustees’ fees and expenses payable to affiliates	1,171
Reports and statements to shareholders payable to affiliates	153

Total liabilities	2,166,236

Total Net Assets	$371,396,860

Net Assets Consist of:
Paid-in capital	$308,198,945
Distributions in excess of net investment income	(57,065)
Accumulated net realized loss	(11,378,705)
Net unrealized appreciation of investments	74,633,685

Total Net Assets	$371,396,860

Standard Class:
Net assets	$47,089,538
Shares of beneficial interest outstanding, unlimited authorization, no par	5,431,268
Net asset value per share	$8.67

Service Class:
Net assets	$324,307,322
Shares of beneficial interest outstanding, unlimited authorization, no par	38,310,354
Net asset value per share	$8.47

[1]Investments, at cost	$289,585,352
[2]Short-term investments, at cost	5,092,160

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-5

Delaware VIP® Trust —	Delaware VIP Trust —
Delaware VIP U.S. Growth Series	Delaware VIP U.S. Growth Series
Statement of operations	Statements of changes in net assets
Six months ended June 30, 2016 (Unaudited)

Investment Income:
Dividends	$1,801,783
Interest	8,758
Foreign tax withheld	(34,546)

1,775,995

Expenses:
Management fees	1,212,041
Distribution expenses - Service Class	491,915
Accounting and administration expenses	60,901
Reports and statements to shareholders	46,642
Legal fees	16,682
Audit and tax fees	16,343
Dividend disbursing and transfer agent fees and expenses	15,920
Trustees’ fees and expenses	9,697
Custodian fees	9,430
Registration fees	4,897
Other	5,806

1,890,274
Less waived distribution expenses - Service Class	(81,986)

Total operating expenses	1,808,288

Net Investment Loss	(32,293)

Net Realized and Unrealized Loss:
Net realized loss on investments	(9,094,000)
Net change in unrealized appreciation (depreciation) of investments	(22,829,667)

Net Realized And Unrealized Loss	(31,923,667)

Net Decrease in Net Assets Resulting from Operations	$(31,955,960)

	Six months ended 6/30/16 (Unaudited)	Year ended 12/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(32,293)	$1,677,533
Net realized gain (loss)	(9,094,000)	110,853,775
Net change in unrealized appreciation (depreciation)	(22,829,667)	(86,840,112)

Net increase (decrease) in net assets resulting from operations	(31,955,960)	25,691,196

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(315,595)	(720,106)
Service Class	(1,361,730)	(1,281,789)

Net realized gain:
Standard Class	(13,642,821)	(9,901,463)
Service Class	(97,717,762)	(29,374,328)

	(113,037,908)	(41,277,686)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	4,417,196	17,136,450
Service Class	9,156,807	20,285,073

Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	13,958,416	3,431,786
Service Class	99,079,492	30,656,116

	126,611,911	71,509,425

Cost of shares redeemed:
Standard Class	(3,526,796)	(127,658,252)
Service Class	(18,440,370)	(43,233,826)

	(21,967,166)	(170,892,078)

Increase (decrease) in net assets derived from capital share transactions	104,644,745	(99,382,653)

Net Decrease in Net Assets	(40,349,123)	(114,969,143)

Net Assets:
Beginning of period	411,745,983	526,715,126

End of period	$371,396,860	$411,745,983

Undistributed (distributions in excess of) net investment income	$(57,065)	$1,652,553

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-6

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Standard Class
	Six months ended 6/30/16[1] (Unaudited)	12/31/15	12/31/14	Year ended 12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$13.310	$13.750	$13.140	$10.170	$8.750	$8.150

Income (loss) from investment operations:
Net investment income[2]	0.011	0.077	0.075	0.030	0.039	0.012
Net realized and unrealized gain (loss)	(0.980)	0.663	1.495	3.395	1.381	0.610

Total from investment operations	(0.969)	0.740	1.570	3.425	1.420	0.622

Less dividends and distributions from:
Net investment income	(0.083)	(0.080)	(0.030)	(0.038)	—	(0.022)
Net realized gain	(3.588)	(1.100)	(0.930)	(0.417)	—	—

Total dividends and distributions	(3.671)	(1.180)	(0.960)	(0.455)	—	(0.022)

Net asset value, end of period	$8.670	$13.310	$13.750	$13.140	$10.170	$8.750

Total return[3]	(7.72% )	5.39%	12.78%	34.75%	16.23%	7.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$47,090	$50,055	$160,730	$145,086	$106,069	$87,389
Ratio of expenses to average net assets	0.75%	0.75%	0.74%	0.74%	0.74%	0.74%
Ratio of net investment income to average net assets	0.20%	0.56%	0.58%	0.27%	0.40%	0.13%
Portfolio turnover	12%	39%	26%	20%	35%	43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-7

Delaware VIP® U.S. Growth Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Service Class
	Six months
	ended
	6/30/16[1]	Year ended
	(Unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$13.070	$13.530	$12.940	$10.030	$8.650	$8.050

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.003)	0.041	0.042	0.002	0.014	(0.010)
Net realized and unrealized gain (loss)	(0.959)	0.647	1.480	3.339	1.366	0.614

Total from investment operations	(0.962)	0.688	1.522	3.341	1.380	0.604

Less dividends and distributions from:
Net investment income	(0.050)	(0.048)	(0.002)	(0.014)	—	(0.004)
Net realized gain	(3.588)	(1.100)	(0.930)	(0.417)	—	—

Total dividends and distributions	(3.638)	(1.148)	(0.932)	(0.431)	—	(0.004)

Net asset value, end of period	$8.470	$13.070	$13.530	$12.940	$10.030	$8.650

Total return[3]	(7.78% )	5.08%	12.48%	34.44%	15.95%	7.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$324,307	$361,691	$365,985	$343,295	$281,973	$236,541
Ratio of expenses to average net assets	1.00%	1.00%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets prior to fees waived	1.05%	1.05%	1.04%	1.04%	1.04%	1.04%
Ratio of net investment income (loss) to average net assets	(0.05% )	0.31%	0.33%	0.02%	0.15%	(0.12% )
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.10% )	0.26%	0.28%	(0.03% )	0.10%	(0.17% )
Portfolio turnover	12%	39%	26%	20%	35%	43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-8

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Notes to financial statements

June 30, 2016 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP U.S. Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2012–Dec. 31, 2015), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series.

Class Accounting—Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2016 and matured the following business day.

Use of Estimates—The Series is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

U.S. Growth Series-9

Delaware VIP® U.S. Growth Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included on the “Statement of operations” under “Net realized gain on investments” and totaled $x for the six months ended June 30, 2016. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2016.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2016, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Jackson Square Partners, LLC (JSP), a related party of DMC, furnishes investment sub-advisory services to the Series. Effective June 1, 2016, for these services, DMC, not the Series, pays JSP fees based on the aggregate average daily net assets of the Series at the following annual rate: 0.39% of the first $500 million; 0.36% of the next $500 million; 0.33% of the next $1.5 billion; and 0.30% of aggregate average daily net assets in excess of $2.5 billion. Prior to June 1, 2016, the Series paid JSP fees on the aggregate average daily net assets of the Series at the following annual rate: 0.375% of the first $500 million; 0.350% of the next $500 million; 0.325% of the next $1.5 billion; and 0.300% of aggregate average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. For the six months ended June 30, 2016, the Series was charged $8,870 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated at the annual rate of 0.0075% of the Series average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2016, the Series was charged $13,985 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees from Jan. 1, 2016 through June 30, 2016* in order to limit distribution and service fees of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2016, the Series was charged $9,415 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The contractual waiver period is from April 30, 2015 through May 1, 2017.

3. Investments

For the six months ended June 30, 2016, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$43,688,593
Sales	52,820,537

U.S. Growth Series-10

Delaware VIP® U.S. Growth Series

Notes to financial statements (continued)

3. Investments (continued)

At June 30, 2016, the cost of investments for federal tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$294,677,512	$97,481,111	$(22,847,426)	$74,633,685

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments) (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$364,218,711	$—	$364,218,711
Short-Term Investments	—	5,092,486	5,092,486

Total Value of Securities	$364,218,711	$5,092,486	$369,311,197

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At June 30, 2016, there were no Level 3 investments.

U.S. Growth Series-11

Delaware VIP® U.S. Growth Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/16	Year ended 12/31/15
Shares sold:
Standard Class	404,663	1,282,134
Service Class	849,388	1,532,091

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,584,383	258,029
Service Class	11,520,871	2,343,740

	14,359,305	5,415,994

Shares redeemed:
Standard Class	(318,419)	(9,465,211)
Service Class	(1,738,492)	(3,254,991)

	(2,056,911)	(12,720,202)

Net increase (decrease)	12,302,394	(7,304,208)

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 7, 2016.

The Series had no amounts outstanding as of June 30, 2016 or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

U.S. Growth Series-12

Delaware VIP® U.S. Growth Series

Notes to financial statements (continued)

6. Offsetting (continued)

At June 30, 2016, the Series had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$226,996	$(226,996)	$—	$(226,996)	$—
Bank of Montreal	378,327	(378,327)	—	$(378,327)	—
BNP Paribas	37,677	(37,677)	—	$(37,677)	—

Total	$643,000	$(643,000)	$—	$(643,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

7. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2016, the Series had no securities out on loan.

8. Credit and Market Risk

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant

U.S. Growth Series-13

Delaware VIP® U.S. Growth Series

Notes to financial statements (continued)

8. Credit and Market Risk (continued)

to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of June 30, 2016, there were no Rule 144A securities held by the Series and no securities have been determined to be illiquid under the Series’ liquidity procedures. When monitoring compliance with the Series’ illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of the Series will be considered.

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure in the Series’ financial statements.

U.S. Growth Series-14

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Other Series information (Unaudited)

Board consideration of Delaware VIP U.S. Growth Series sub-advisory agreement

At a meeting of the Board of Trustees held on May 17–19, 2016 (the “Meeting”), the Board approved a new sub-advisory agreement with Jackson Square Partners (“JSP”). In reaching the decision to approve the sub-advisory agreement with JSP, the Board considered and reviewed information provided by JSP, including its personnel, operations, and financial condition. The Board also reviewed material furnished by Delaware Management Company (“DMC”), including: a memorandum from DMC reviewing the terms of the sub-advisory agreement, the proposed sub-advisory fees, and the various services proposed to be provided by JSP; information concerning JSP’s organizational structure and the experience of its investment management personnel; copies of JSP’s Form ADV, compliance policies and procedures, and its Code of Ethics; and a copy of the proposed JSP sub-advisory agreement.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent legal counsel. The materials prepared by Management specifically in connection with the approval of the sub-advisory agreement were provided to the Independent Trustees in advance of the Meeting. Although attention was given to all information furnished, the following discussion addressed some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board is not intended to be exhaustive, but rather summarizes certain factors considered by the Board.

Nature, extent, and quality of service. The Board considered the services provided by JSP to Delaware VIP U.S. Growth Series (the “Series”) and its shareholders. In reviewing the nature, extent, and quality of services, the Board took account of reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Series; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Series; the compliance of JSP. personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of JSP and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by JSP.

Investment performance. The Board placed significant emphasis on the investment performance of the Series in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings, the Board gave particular weight to the Broadridge reports furnished for the Meeting. The Broadridge reports prepared for the Series showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the weakest performance ranked last. The highest/strongest performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/weakest performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2016. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe.

The Performance Universe for the Series consisted of the Series and all large-cap growth funds underlying variable insurance products as selected by Broadridge. The Broadridge report comparison showed that the Series’ total return for the 1- and 5-year periods was in the first quartile of its Performance Universe. The report further showed that the Series’ total return for the 3- and 10-year periods was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board considered fees paid to DMC for non-management services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group.

The expense comparisons for the Series showed that the actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of the Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to those of its Expense Group.

Management profitability. Trustees were also given available information on profits being realized in relation to the services being provided to the Series or in relation to JSP’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Series expenses. The Board was also provided information on potential fallout benefits derived or to be derived by JSP in connection with its relationship to the Series, such as reputational enhancement, soft dollar arrangements or commissions paid to affiliated broker/dealers, as applicable.

U.S. Growth Series-15

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Other Series information (Unaudited)

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com/proxy; and (ii) on the Commission’s website at sec.gov.

SA-VIPUSG 21189 (8/16) (17290)	U.S. Growth Series-16

Delaware VIP® Trust
Delaware VIP Value Series
Semiannual report
June 30, 2016

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2016, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP® Value Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Value Series

Disclosure of Series expenses

For the six-month period from January 1, 2016 to June 30, 2016 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2016 to June 30, 2016.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/16 to
	1/1/16	6/30/16	Ratio	6/30/16*

Actual Series return†
Standard Class	$1,000.00	$1,106.90	0.71%	$3.72
Service Class	1,000.00	1,105.60	0.96%	5.03

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.33	0.71%	$3.57
Service Class	1,000.00	1,020.09	0.96%	4.82

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Value Series-1

Delaware VIP® Trust — Delaware VIP Value Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage of
Security type / sector	net assets

Common Stock	95.86%
Consumer Discretionary	6.00%
Consumer Staples	12.14%
Energy	13.68%
Financials	11.95%
Healthcare	18.52%
Industrials	9.60%
Information Technology	11.52%
Materials	2.78%
Telecommunications	6.46%
Utilities	3.21%

Short-Term Investments	4.09%

Total Value of Securities	99.95%

Receivables and Other Assets Net of Liabilities	0.05%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets

Waste Management	3.33%
AT&T	3.25%
Quest Diagnostics	3.25%
Edison International	3.21%
Verizon Communications	3.20%
Halliburton	3.20%
Northrop Grumman	3.19%
Pfizer	3.17%
Kraft Heinz	3.17%
Chevron	3.15%

Value Series-2

Delaware VIP® Trust — Delaware VIP Value Series

Schedule of investments

June 30, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)

Common Stock – 95.86%
Consumer Discretionary – 6.00%
Johnson Controls	525,500	$23,258,630
Lowe’s	290,400	22,990,968

		46,249,598

Consumer Staples – 12.14%
Archer-Daniels-Midland	550,200	23,598,078
CVS Health	232,400	22,249,976
Kraft Heinz	275,833	24,405,704
Mondelez International	513,100	23,351,181

		93,604,939

Energy – 13.68%
Chevron	232,000	24,320,560
ConocoPhillips	526,000	22,933,600
Halliburton	544,900	24,678,521
Marathon Oil	672,500	10,094,225
Occidental Petroleum	310,200	23,438,712

		105,465,618

Financials – 11.95%
Allstate	342,400	23,950,880
Bank of New York Mellon	571,000	22,183,350
BB&T	627,800	22,355,958
Marsh & McLennan	345,600	23,659,776

		92,149,964

Healthcare – 18.52%
Cardinal Health	284,000	22,154,840
Express Scripts Holding †	309,550	23,463,890
Johnson & Johnson	197,300	23,932,490
Merck	412,500	23,764,125
Pfizer	693,741	24,426,621
Quest Diagnostics @	307,400	25,025,434

		142,767,400

Industrials – 9.60%
Northrop Grumman	110,700	24,606,396
Raytheon	174,600	23,736,870
Waste Management	387,200	25,659,744

		74,003,010

Information Technology – 11.52%
CA @	684,516	22,472,660
Cisco Systems	789,500	22,650,755
Intel	721,000	23,648,800
Xerox @	2,109,100	20,015,359

		88,787,574

	Number of	Value
	shares	(U.S. $)

Common Stock (continued)
Materials – 2.78%
EI du Pont de Nemours	331,000	$21,448,800

		21,448,800

Telecommunications – 6.46%
AT&T	580,624	25,088,763
Verizon Communications	442,000	24,681,280

		49,770,043

Utilities – 3.21%
Edison International	318,800	24,761,196

		24,761,196

Total Common Stock (cost $460,491,742)		739,008,142

	Principal
	amount°

Short-Term Investments – 4.09%
Discount Notes – 2.48% ≠
Federal Home Loan Bank
0.262% 8/5/16	12,626,068	12,623,126
0.318% 7/13/16	1,740,100	1,740,008
0.325% 8/3/16	529,059	528,943
0.335% 7/12/16	413,795	413,775
0.335% 7/21/16	574,716	574,664
0.34% 7/22/16	570,172	570,119
0.35% 7/25/16	235,333	235,308
0.38% 7/18/16	197,133	197,118
0.39% 9/21/16	873,546	873,009
0.39% 9/23/16	1,065,560	1,064,889
0.53% 8/15/16	283,042	282,957

		19,103,916

Repurchase Agreements – 1.61%
Bank of America Merrill Lynch 0.29%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $4,400,514 (collateralized by U.S. government obligations 4.25% 11/15/40; market value $4,488,490)	4,400,478	4,400,478
Bank of Montreal 0.30%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $7,334,192 (collateralized by U.S. government obligations 0.00%–8.75% 11/3/16–8/25/45; market value $7,480,813)	7,334,131	7,334,131

Value Series-3

Delaware VIP® Value Series

Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)

Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 0.40%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $730,399 (collateralized by U.S. government obligations 0.00%–1.50% 8/31/18–5/15/44; market value $744,999)	730,391	$730,391

		12,465,000

Total Short-Term Investments (cost $31,567,676)		31,568,916

Total Value of Securities – 99.95% (cost $492,059,418)	$770,577,058

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $67,513,453, which represents 8.76% of the Series’ net assets. See Note 8 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

See accompanying notes, which are an integral part of the financial statements.

Value Series-4

Delaware VIP® Trust — Delaware VIP Value Series
Statement of assets and liabilities	June 30, 2016 (Unaudited)

Assets:
Investments, at value[1]	$739,008,142
Short-term investments, at value[2]	31,568,916
Dividends and interest receivable	1,377,690
Receivable for series shares sold	24,816

Total assets	771,979,564

Liabilities:
Cash overdraft	15,136
Payable for series shares redeemed	404,015
Audit and tax fees payable	16,334
Dividend disbursing and transfer agent fees and expenses payable to affiliates	4,654
Accounting and administration expenses payable to affiliates	2,934
Reports and statements to shareholders expenses payable to affiliates	319
Investment management fees payable	392,829
Other accrued expenses	125,869
Distribution fees payable to affiliates	69,506
Trustees’ fees and expenses payable	2,280
Legal fees payable to affiliates	1,810

Total liabilities	1,035,686

Total Net Assets	$770,943,878

Net Assets Consist of:
Paid-in capital	$473,024,723
Undistributed net investment income	6,411,292
Accumulated net realized gain on investments	12,990,223
Net unrealized appreciation of investments	278,517,640

Total Net Assets	$770,943,878

Net Asset Value:
Standard Class:
Net assets	$425,999,692
Shares of beneficial interest outstanding, unlimited authorization, no par	15,083,848
Net asset value per share	$28.24

Service Class:
Net assets	$344,944,186
Shares of beneficial interest outstanding, unlimited authorization, no par	12,237,392
Net asset value per share	$28.19

[1]Investments, at cost	$460,491,742
[2]Short-term investments, at cost	31,567,676

See accompanying notes, which are an integral part of the financial statements.

Value Series-5

Delaware VIP® Trust —

Delaware VIP Value Series

Statement of operations

Six months ended June 30, 2016 (Unaudited)

Delaware VIP Trust —

Delaware VIP Value Series

Statements of changes in net assets

Investment Income:
Dividends	$9,271,727
Interest	16,531

9,288,258

Expenses:
Management fees	2,212,034
Distribution expenses – Service Class	462,868
Accounting and administration expenses	113,535
Reports and statements to shareholders expenses	37,791
Dividend disbursing and transfer agent fees and expenses	29,652
Legal fees	23,289
Trustees’ fees and expenses	17,879
Audit and tax fees	16,334
Custodian fees	14,068
Registration fees	2,115
Other	10,050

2,939,615
Less waived distribution expenses – Service Class	(77,145)
Less expense paid indirectly	(1)

Total operating expenses	2,862,469

Net Investment Income	6,425,789

Net Realized and Unrealized Gain:
Net realized gain on investments	16,328,630
Net change in unrealized appreciation (depreciation) of investments	50,788,838

Net Realized and Unrealized Gain	67,117,468

Net Increase in Net Assets Resulting from Operations	$73,543,257

	Six months ended 6/30/16 (Unaudited)	Year ended 12/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,425,789	$13,579,859
Net realized gain	16,328,630	77,813,693
Net change in unrealized appreciation (depreciation)	50,788,838	(94,550,115)

Net increase (decrease) in net assets resulting from operations	73,543,257	(3,156,563)

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(7,928,234)	(8,223,700)
Service Class	(5,649,583)	(4,842,691)

Net realized gain:
Standard Class	(36,394,752)	—
Service Class	(29,532,407)	—

	(79,504,976)	(13,066,391)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	10,287,371	28,402,258
Service Class	21,968,037	26,622,421

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	44,322,986	6,824,315
Service Class	35,181,990	4,842,691

	111,760,384	66,691,685

Cost of shares redeemed:
Standard Class	(14,783,059)	(159,537,651)
Service Class	(14,211,518)	(50,559,612)

	(28,994,577)	(210,097,263)

Increase (decrease) in net assets derived from capital share transactions	82,765,807	(143,405,578)

Net Increase (Decrease) in Net Assets:	76,804,088	(159,628,532)

Net Assets:
Beginning of period	694,139,790	853,768,322

End of period	$770,943,878	$694,139,790

Undistributed net investment income	$6,411,292	$13,563,320

See accompanying notes, which are an integral part of the financial statements.

Value Series-6

Delaware VIP® Trust — Delaware VIP Value Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Value Series Standard Class
	Six months ended 6/30/16[1]	Year ended
	(Unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$28.640	$29.240	$26.090	$19.880	$17.730	$16.490

Income (loss) from investment operations:
Net investment income[2]	0.269	0.546	0.478	0.451	0.418	0.382
Net realized and unrealized gain (loss)	2.635	(0.646)	3.126	6.170	2.163	1.191

Total from investment operations	2.904	(0.100)	3.604	6.621	2.581	1.573

Less dividends and distributions from:
Net investment income	(0.591)	(0.500)	(0.454)	(0.411)	(0.431)	(0.333)
Net realized gain	(2.713)	—	—	—	—	—

Total dividends and distributions	(3.304)	(0.500)	(0.454)	(0.411)	(0.431)	(0.333)

Net asset value, end of period	$28.240	$28.640	$29.240	$26.090	$19.880	$17.730

Total return[3]	10.69%	(0.41% )	14.00%	33.69%	14.73%	9.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$426,000	$389,570	$523,240	$473,403	$350,444	$310,494
Ratio of expenses to average net assets	0.71%	0.71%	0.71%	0.71%	0.73%	0.73%
Ratio of net investment income to average net assets	1.96%	1.88%	1.74%	1.94%	2.21%	2.23%
Portfolio turnover	6%	17%	12%	14%	21%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Value Series-7

Delaware VIP® Value Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Value Series Service Class
	Six months ended 6/30/16[1]	Year ended
	(Unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$28.560	$29.160	$26.030	$19.840	$17.700	$16.470

Income (loss) from investment operations:
Net investment income[2]	0.234	0.472	0.409	0.393	0.370	0.338
Net realized and unrealized gain (loss)	2.628	(0.640)	3.117	6.161	2.158	1.188

Total from investment operations	2.862	(0.168)	3.526	6.554	2.528	1.526

Less dividends and distributions from:
Net investment income	(0.519)	(0.432)	(0.396)	(0.364)	(0.388)	(0.296)
Net realized gain	(2.713)	—	—	—	—	—

Total dividends and distributions	(3.232)	(0.432)	(0.396)	(0.364)	(0.388)	(0.296)

Net asset value, end of period	$28.190	$28.560	$29.160	$26.030	$19.840	$17.700

Total return[3]	10.56%	(0.64% )	13.70%	33.37%	14.44%	9.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$344,944	$304,570	$330,528	$285,695	$210,804	$176,363
Ratio of expenses to average net assets	0.96%	0.96%	0.96%	0.96%	0.98%	0.98%
Ratio of expenses to average net assets prior to fees waived	1.01%	1.01%	1.01%	1.01%	1.03%	1.03%
Ratio of net investment income to average net assets	1.71%	1.63%	1.49%	1.69%	1.96%	1.98%
Ratio of net investment income to average net assets prior to fees waived	1.66%	1.58%	1.44%	1.64%	1.91%	1.93%
Portfolio turnover	6%	17%	12%	14%	21%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Value Series-8

Delaware VIP® Trust — Delaware VIP Value Series

Notes to financial statements

June 30, 2016 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2012–Dec. 31, 2015), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2016 and matured on the next business day.

Use of Estimates—The Series is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Series declares and pays distributions from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for the six months ended June 30, 2016.

Value Series-9

Delaware VIP® Value Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2016.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2016, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. For the six months ended June 30, 2016, the Series was charged $16,548 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2016, the Series was charged $26,096 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees from Jan. 1, 2016 to June 30, 2016*, in order to limit distribution and service fee of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2016, the Series was charged $9,131 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The contractual waiver period is from April 30, 2015 through May 1, 2017.

3. Investments

For the six months ended June 30, 2016, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$40,844,822
Sales	55,145,425

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$492,059,418	$292,997,459	$(14,479,819)	$278,517,640

Value Series-10

Delaware VIP® Value Series

Notes to financial statements (continued)

3. Investments (continued)

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$739,008,142	$—	$739,008,142
Short-Term Investments	—	31,568,916	31,568,916

Total Value of Securities	$739,008,142	$31,568,916	$770,577,058

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. At June 30, 2016, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/16	Year ended 12/31/15
Shares sold:
Standard Class	374,841	977,560
Service Class	785,956	918,920
Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,644,028	228,391
Service Class	1,306,909	162,288

	4,111,734	2,287,159

Shares redeemed:
Standard Class	(536,754)	(5,498,915)
Service Class	(520,399)	(1,749,877)

	(1,057,153)	(7,248,792)

Net increase (decrease)	3,054,581	(4,961,633)

Value Series-11

Delaware VIP® Value Series

Notes to financial statements (continued)

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 7, 2016.

The Series had no amounts outstanding as of June 30, 2016 or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivatives liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At June 30, 2016, the Series had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$4,400,478	$(4,400,478)	$—	$(4,400,478)	$—
Bank of Montreal	7,334,131	(7,334,131)	—	(7,334,131)	—
BNP Paribas	730,391	(730,391)	—	(730,391)	—

Total	$12,465,000	$(12,465,000)	$—	$(12,465,000)	$—

(a)Net exposure represents the net receivable (payable) that would be due from (to) the counterparty in an event of default.

7. Securities Lending

The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00.

Value Series-12

Delaware VIP® Value Series

Notes to financial statements (continued)

7. Securities Lending (continued)

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2016, the Series had no securities out on loan.

8. Credit and Market Risk

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2016, there were no Rule 144A securities held by the Series. Illiquid securities have been identified on the “Schedule of investments.” When monitoring compliance with the Series’ illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Series will be considered.

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure in the Series’ financial statements.

Value Series-13

Delaware VIP® Value Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com/proxy; and (ii) on the Commission’s website at sec.gov.

SA-VIPV 21190 (8/16) (17290)	Value Series-14

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE VIP® TRUST

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	September 2, 2016

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 2, 2016